UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods - 3.16%
Compagnie Financiere Richemont S.A. (A)	9,480	$330,959
LVMH Moet Hennessy - Louis Vuitton (A)	2,887	314,208
		645,167
Automobile Manufacturers - 4.47%
Hyundai Motor Company (A)	7,826	915,711

Biotechnology - 0.53%
Amgen Inc. (B)(C)	1,010	53,147
Vertex Pharmaceuticals Incorporated (B)	1,684	55,393
		108,540
Broadcasting - 0.33%
CBS Corporation, Class B (C)	5,144	66,507

Casinos & Gaming - 8.79%
Sands China Ltd. (A)(B)(D)	362,528	535,810
Sands China Ltd. (A)(B)	82,457	121,869
Wynn Macau, Limited (A)(B)(D)	14,907	24,309
Wynn Macau, Limited (A)(B)	116,294	189,644
Wynn Resorts, Limited (E)	12,130	925,156
		1,796,788
Coal & Consumable Fuels - 0.91%
China Shenhua Energy Company Limited, H Shares (A)	51,809	186,910

Communications Equipment - 0.93%
Juniper Networks, Inc. (B)	8,299	189,376

Computer Hardware - 2.95%
Apple Inc. (B)(C)	2,091	525,974
Lenovo Group Limited (A)	142,842	76,642
		602,616
Computer Storage & Peripherals - 1.23%
NetApp, Inc. (B)(C)	6,758	252,141

Construction & Farm Machinery & Heavy Trucks - 0.96%
AB Volvo, Class B (A)	7,963	88,063
Cummins Inc. (C)	1,663	108,325
		196,388
Construction Materials - 1.53%
Holcim Ltd, Registered Shares (A)	2,575	172,382
Lafarge (A)	2,582	140,785
		313,167
Consumer Electronics - 1.10%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	7,525	224,708

Data Processing & Outsourced Services - 0.98%
Redecard S.A. (A)	14,120	199,560

Distributors - 1.25%
Li & Fung Limited (A)	57,218	255,993

Diversified Banks - 9.93%
Banco Santander (Brasil) S.A., Units (A)(D)	15,596	160,716
Banco Santander Central Hispano, S.A. (A)	9,468	99,286
BOC Hong Kong (Holdings) Limited (A)	50,323	114,609
HDFC Bank Limited (A)	522	21,421
ICICI Bank Limited (A)	12,646	231,288
Industrial and Commercial Bank of China Limited, H Shares (A)	887,273	644,919
Standard Chartered plc (A)(D)	3,288	80,059
Standard Chartered plc (A)	25,246	614,738
State Bank of India (A)	1,240	60,954
		2,027,990
Diversified Metals & Mining - 3.68%
Anglo American plc (A)(B)	4,286	149,357
Companhia Vale de Rio Doce, ADR	5,027	122,398
Freeport-McMoRan Copper & Gold Inc., Class B (C)	3,811	225,362
Xstrata plc (A)	19,364	253,560
		750,677
Electrical Components & Equipment - 0.41%
First Solar, Inc. (B)(C)	736	83,733

Footwear - 0.97%
NIKE, Inc., Class B (C)	2,936	198,313

Hotels, Resorts & Cruise Lines - 2.55%
Ctrip.com International, Ltd. (B)	2,917	109,558
Starwood Hotels & Resorts Worldwide, Inc. (E)	9,908	410,476
		520,034
Industrial Conglomerates - 0.09%
General Electric Company (C)	1,271	18,321

Integrated Oil & Gas - 0.64%
ConocoPhillips (C)	2,672	131,144

IT Consulting & Other Services - 2.11%
Cognizant Technology Solutions Corporation, Class A (B)(C)	5,428	271,735
Infosys Technologies Limited, ADR	2,660	159,349
		431,084
Life & Health Insurance - 2.75%
China Life Insurance Company Limited, H Shares (A)	128,317	561,160
Prudential plc (A)	125	945
		562,105
Multi-Line Insurance - 0.11%
China Pacific Insurance (Group) Company Limited, H Shares (A)	5,543	21,931

Oil & Gas Drilling - 1.27%
Seadrill Limited (A)	14,397	259,689

Oil & Gas Equipment & Services - 3.22%
Halliburton Company (C)	13,179	323,535
Schlumberger Limited (C)	6,010	332,603
		656,138
Oil & Gas Exploration & Production - 0.99%
CNOOC Limited (A)	118,944	202,167

Personal Products - 1.53%
Hengan International Group Company Limited (A)	21,026	170,259
Mead Johnson Nutrition Company	2,830	141,825
		312,084
Pharmaceuticals - 0.05%
Allergan, Inc.	172	9,997

Real Estate Development - 1.81%
China Overseas Land & Investment Limited (A)	85,696	159,678
China Resources Land Limited (A)	111,388	209,436
		369,114
Real Estate Operating Companies - 0.67%
Renhe Commercial Holdings Company Limited (A)(D)	665,978	137,807

Semiconductor Equipment - 1.67%
Applied Materials, Inc. (C)	12,183	146,444
ASML Holding N.V., Ordinary Shares (A)	7,104	195,502
		341,946
Semiconductors - 7.72%
Intel Corporation (C)	16,707	324,953
MediaTek Incorporation (A)	43,710	610,098
PMC-Sierra, Inc. (B)(E)	18,424	138,545
Samsung Electronics Co., Ltd. (A)	524	328,472
Taiwan Semiconductor Manufacturing Company Ltd. (A)	93,588	174,920
		1,576,988
Specialized Finance - 1.19%
Hong Kong Exchanges and Clearing Limited (A)	15,589	243,126

Tobacco - 1.05%
Philip Morris International Inc. (C)	4,670	214,073

Trucking - 1.29%
A.P. Moller - Maersk A/S (A)	34	263,839

Wireless Telecommunication Service - 1.50%
China Mobile Limited (A)	23,156	230,121
China Unicom Limited (A)	56,430	75,479
		305,600

TOTAL COMMON STOCKS - 76.32%		$15,591,472
(Cost: $14,262,830)

INVESTMENT FUNDS - 0.03%
Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	1,100	$5,192

(Cost: $7,268)

PREFERRED STOCKS
Automobile Manufacturers - 2.82%
Volkswagen AG (A)(D)	2,163	190,295
Volkswagen AG (A)	4,390	386,224
		576,519
Diversified Banks - 1.41%
Itau Unibanco Holding S.A., ADR (B)	16,334	288,290

TOTAL PREFERRED STOCKS - 4.23%		$864,809
(Cost: $835,055)

WARRANTS - 1.61%

Multi-Line Insurance
China Pacific Insurance (Group) Co., Ltd., Warrants	83,296	$329,557

(Cost: $303,001)

CORPORATE DEBT SECURITIES	Principal
Banking - 0.00%
Banco BMG S.A.,
8.750%, 7-1-10 (D)	$667	666

Construction Materials - 0.04%
CEMEX Espana, S.A.,
9.250%, 5-12-20 (H)	7,996	6,956

Finance Companies - 0.00%
Toyota Motor Credit Corporation,
3.740%, 1-18-15 (I)	325	319

Forest Products - 0.02%
Sino-Forest Corporation,
10.250%, 7-28-14 (D)	4,700	4,994

Homebuilding - 0.00%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	470	462

Utilities - 0.05%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (H)(J)	BRL13,900	9,481

TOTAL CORPORATE DEBT SECURITIES - 0.11%		$22,878
(Cost: $23,440)

PUT OPTIONS - 0.27%	Number of Contracts
Euro (Currency),
Sep $1.23, Expires 9-17-10	–– *	$54,224

(Cost: $49,260)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.04%	Principal
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (K)
4.500%, 8-15-17	$ 1,584	31
5.500%, 9-15-17	2,233	178
5.000%, 11-15-17	1,092	62
5.000%, 5-15-18	2,633	244
5.000%, 4-15-19	198	11
5.000%, 4-15-19	93	4
5.000%, 11-15-22	215	6
5.500%, 3-15-23	1,892	200
5.000%, 5-15-23	158	6
5.000%, 6-15-23	1,671	81
5.000%, 6-15-23	1,307	51
5.000%, 8-15-23	128	6
5.500%, 4-15-25	29	1
5.500%, 10-15-25	2,362	260
5.000%, 4-15-26	128	––	*
5.000%, 10-15-28	990	19
5.500%, 2-15-30	82	3
5.000%, 8-15-30	107	3
5.000%, 10-15-30	1,250	53
5.500%, 3-15-31	156	7
5.500%, 10-15-32	2,480	187
5.500%, 1-15-33	1,545	194
5.500%, 5-15-33	1,880	230
5.000%, 7-15-33	1,234	120
6.000%, 11-15-35	1,723	237
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 5-25-22	90	2
5.500%, 6-25-23	2,259	256
5.000%, 7-25-23	2,917	371
5.000%, 8-25-23	833	39
5.000%, 11-25-23	1,451	90
4.500%, 4-25-30	1,500	86
5.000%, 9-25-30	1,004	31
5.000%, 3-25-31	2,911	105
5.000%, 8-15-31	2,350	176
5.500%, 8-25-33	4,099	505
5.500%, 12-25-33	2,318	181
5.500%, 4-25-34	4,387	491
5.500%, 8-25-35	3,475	425
5.500%, 11-25-36	8,773	991
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 1-20-30	283	6
5.000%, 6-20-31	367	16
5.500%, 3-20-32	1,724	157
5.000%, 10-20-32	1,685	219
7.000%, 5-20-33	4,187	827
5.500%, 7-16-33	2,057	267
5.000%, 7-20-33	84	6
5.500%, 11-20-33	472	37
5.500%, 6-20-35	4,191	559
5.500%, 7-20-35	1,783	253
5.500%, 7-20-35	631	45
5.500%, 10-16-35	4,069	484
		$8,819
(Cost: $17,738)

BULLION - 12.55%	Troy Ounces
Gold	2,062	$2,563,357
(Cost: $1,899,432)

SHORT-TERM SECURITIES	Principal
Commercial Paper (L) - 4.11%
American Honda Finance Corp.:
0.220%, 7-7-10	$ 20,000	19,999
0.210%, 7-9-10	30,000	29,998
Bemis Company, Inc.,
0.360%, 7-8-10	2,425	2,425
Citigroup Funding Inc.:
0.330%, 7-15-10	25,000	24,997
0.290%, 7-26-10	25,000	24,995
0.300%, 7-27-10	7,213	7,211
0.430%, 8-16-10	10,000	9,994
Clorox Co.:
0.360%, 7-16-10	16,003	16,000
0.370%, 7-22-10	15,000	14,997
Corporacion Andina de Fomento,
0.160%, 7-2-10	52,000	52,000
CVS Caremark Corporation:
0.390%, 7-12-10	8,700	8,699
0.400%, 7-26-10	10,000	9,997
General Mills, Inc.:
0.270%, 7-8-10	8,000	7,999
0.360%, 8-2-10	20,000	19,993
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.340%, 7-12-10	10,000	9,999
Hewlett-Packard Company,
0.160%, 7-22-10	50,000	49,995
Illinois Tool Works Inc.,
0.000%, 7-1-10	21,000	21,000
L'Oreal USA, Inc.,
0.180%, 7-21-10	10,000	9,999
Nestle Capital Corp.,
0.000%, 7-1-10	25,000	25,000
Nokia Corp.:
0.210%, 7-7-10	10,000	10,000
0.240%, 7-26-10	15,000	14,997
0.240%, 7-27-10	25,000	24,995
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.190%, 7-6-10	15,148	15,148
Prudential Funding LLC,
0.220%, 7-9-10	15,000	14,999
Societe Generale N.A. Inc.,
0.000%, 7-1-10	80,857	80,856
Straight-A Funding, LLC (Federal Financing Bank):
0.250%, 7-8-10	25,000	24,999
0.340%, 7-19-10	40,260	40,253
0.240%, 7-21-10	25,000	24,997
0.290%, 8-12-10	25,000	24,991
0.320%, 8-25-10	10,000	9,995
Unilever Capital Corporation,
0.000%, 7-1-10	49,719	49,719
United Parcel Service, Inc.,
0.000%, 7-1-10	13,861	13,861
Volkswagen of America Inc.:
0.000%, 7-1-10	3,449	3,449
0.340%, 7-6-10	30,940	30,938
0.350%, 7-7-10	9,000	8,999
0.380%, 7-12-10	18,900	18,898
0.370%, 7-13-10	21,620	21,617
0.370%, 7-15-10	3,091	3,091
Wisconsin Electric Power Co.:
0.000%, 7-1-10	20,008	20,008
0.150%, 7-6-10	18,065	18,065
		840,172

Commercial Paper (backed by irrevocable bank letter of credit) (L) - 0.28%
COFCO Capital Corp. (Rabobank Nederland),
0.000%, 7-1-10	18,000	18,000
River Fuel Company #2, Inc. (Bank of New York (The)),
0.280%, 7-15-10	28,500	28,497
River Fuel Trust #1 (Bank of New York (The)),
0.280%, 7-15-10	10,378	10,377
		56,874
Master Note - 0.00%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (M)	236	236

Municipal Obligations - Taxable - 0.22%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A),
0.130%, 7-1-10 (M)	11,000	11,000
NYC, General Oblig Bonds, Fiscal 2006 Ser E (Bank of America, N.A.),
0.330%, 7-1-10 (M)	10,000	10,000
Phoenix Civic Impvt Corp, Arpt Rev Bond Anticipation Notes (Bank of America, N.A.),
0.320%, 7-6-10	4,350	4,350
WI Hlth & Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (U.S. Bank, N.A.),
0.280%, 7-1-10	20,000	20,000
		45,350
Notes - 0.03%
Bank of America Corporation,
0.593%, 8-13-10 (M)	2,700	2,701
Bank of America, N.A.,
0.557%, 7-22-10 (M)	1,000	1,000
		3,701
United States Government Agency Obligations - 0.12%
Overseas Private Investment Corporation:
0.250%, 7-15-10 (M)	5,000	5,000
0.250%, 9-15-10 (M)	8,684	8,684
0.250%, 9-15-10 (M)	2,353	2,353
0.160%, 11-15-10 (M)	10,000	10,000
		26,037

TOTAL SHORT-TERM SECURITIES - 4.76%		$972,370
(Cost: $972,370)

TOTAL INVESTMENT SECURITIES - 99.92%		$20,412,678
(Cost: $18,370,394)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.08%		15,565

NET ASSETS - 100.00%		$20,428,243

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,898,660	$9,692,812	$––
Preferred Stocks	––	576,519	288,290
Investment Funds	––	––	5,192
Warrants	––	329,557	––
Corporate Debt Securities	––	22,559	319
Put Options	––	54,224	––
United States Government Agency Obligations	––	8,819	––
Bullion	2,563,357	––	––
Short-Term Securities	––	972,370	––

Total Investments in Securities	$8,462,017	$11,656,860	$293,801

Forward Foreign Currency Contracts	$––	$11,309	$––
Futures Contracts	$375,196	$––	$––

Liabilities
Forward Foreign Currency Contracts	$––	$38,350	$––
Written Options	$––	$15,966	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Stocks	Investment Funds	Corporate Debt Securities	Put Options	Written Options
Beginning Balance 4-1-10	$––	$5,181	$––	$14,366	$(18,854)
Net realized gain (loss)	––	––	––	65,309	(11,128)
Net unrealized appreciation (depreciation)	26,948	11	––	11,931	6,082
Purchases	261,342	––	––	61,321	(14,568)
Sales	––	––	––	(98,703)	22,502
Transfers into Level 3 during the period	––	––	319	––	––
Transfers out of Level 3 during the period	––	––	––	(54,224)	15,966
Ending Balance 6-30-10	$288,290	$5,192	$319	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$26,948	$11	$––	$––	$––

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	3,735,000	6-25-12	$––	$5,955
Buy	Chinese Yuan Renminbi	Citibank, N.A.	1,036,201	6-28-12	––	564
Sell	Euro	Citibank, N.A.	312,200	12-20-10	3,086	––
Sell	Euro	Morgan Stanley International	471,310	3-24-11	3,516	––
Buy	Japanese Yen	Goldman Sachs International	11,479,972	7-13-10	4,077	––
Buy	Japanese Yen	Deutsche Bank AG	1,560,154	12-13-10	614	––
Sell	Japanese Yen	Citibank, N.A.	68,120,800	12-20-10	––	31,429
Buy	Norwegian Krone	Citibank, N.A.	5,015	10-20-10	––	66
Sell	Norwegian Krone	Morgan Stanley International	77,612	8-10-10	––	278
Sell	Norwegian Krone	Bank of America NT & SA	1,242	10-20-10	16	––
Buy	Swiss Franc	Deutsche Bank AG	5,017	8-25-10	––	58

					$11,309	$38,350

The following written options were outstanding at June 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Euro (Currency)	Deutsche Bank AG	––*	September 2010	$1.16	$14,567	$(15,966)

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities serve as collateral for the following open futures contracts at June 30, 2010:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
Russell 2000 Index	Short	9-17-10	14	$(823,691)	$71,011
Dow Jones Euro STOXX 50 Index	Short	9-17-10	54	(1,662,198)	122,156
S&P 500 E-mini	Short	9-17-10	27	(1,379,904)	113,209
Nasdaq 100 E-mini	Short	9-17-10	23	(816,825)	68,820

				$(4,682,618)	$375,196

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $1,134,656 or 5.55% of net assets.

(E)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)Illiquid restricted security. At June 30, 2010, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-10	1,100	$7,268	$5,192

The total value of this security represented approximately 0.03% of net assets at June 30, 2010.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at June 30, 2010.

(H)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $16,437 or 0.08% of net assets.

(I)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(J)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(K)Amount shown in principal column represents notional amount for computation of interest.

(L)Rate shown is the yield to maturity at June 30, 2010.

(M)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

Securities with an aggregate market value of $10,679,646, representing 52.28% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Asset Strategy New Opportunities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.84%
Focus Media Holding Limited, ADR (A)	57	$890

Agricultural Products - 2.16%
Cosan S.A. Industria e Comercio, Class A (A)	112	1,049

Air Freight & Logistics - 2.52%
GLOVIS Co., Ltd. (B)	11	1,221

Airlines - 2.33%
Copa Holdings, S.A., Class A	26	1,128

Apparel Retail - 0.80%
Belle International Holdings Limited (B)	273	387

Application Software - 3.55%
salesforce.com, inc. (A)	8	687
VanceInfo Technologies Inc., ADR (A)	44	1,033
		1,720
Auto Parts & Equipment - 0.60%
Minth Group Limited (B)	248	293

Automobile Manufacturers - 3.91%
Dongfeng Motor Group Company Limited (B)	344	399
Kia Motors Corporation (B)	56	1,497
		1,896
Cable & Satellite - 1.74%
Naspers Limited, Class N (B)	25	845

Casinos & Gaming - 1.94%
SJM Holdings Limited (B)	1,120	938

Coal & Consumable Fuels - 1.09%
Alpha Natural Resources, Inc. (A)	16	528

Communications Equipment - 2.30%
Aruba Networks, Inc. (A)	39	561
F5 Networks, Inc. (A)	8	555
		1,116
Computer & Electronics Retail - 0.94%
GOME Electrical Appliances Holding Limited (B)	1,507	455

Computer Hardware - 0.96%
High Tech Computer Corp. (B)	35	465

Construction & Engineering - 2.74%
Chicago Bridge & Iron Company N.V., NY Shares (A)	48	897
Orascom Construction Industries Company (OCI), GDR (B)	11	433
		1,330
Construction & Farm Machinery & Heavy Trucks - 2.78%
Bucyrus International, Inc., Class A	15	706
PT United Tractors Tbk (B)	314	643
		1,349
Construction Materials - 1.23%
PT Holcim Indonesia Tbk (A)(B)	2,511	595

Diversified Banks - 9.40%
Bangkok Bank Public Company Limited (B)	94	360
Grupo Financiero Banorte, S.A.B. de C.V. (A)(B)	182	690
PT Bank Mandiri (Persero) Tbk. (B)	991	649
PT Bank Rakyat Indonesia (B)	600	609
Siam Commercial Bank Public Company Limited (The) (B)	118	294
Turkiye Is Bankasi A.S. (B)	293	906
Yapi ve Kredi Bankasi A.S. (A)(B)	385	1,043
		4,551
Education Services - 1.25%
Anhanguera Educacional Participacoes S.A. (B)	41	607

Electronic Components - 1.31%
LG Display Co., Ltd. (B)	19	636

Food Retail - 3.22%
BIM Birlesik Magazalar Anonim Sirketi (B)	32	887
Pyaterochka Holding N.V., GDR (A)(B)	20	668
		1,555
Gold - 2.52%
Centamin Egypt Limited (A)(B)	501	1,223

Health Care Facilities - 1.11%
Parkway Holdings Limited (B)	212	536

Health Care Services - 0.83%
Fleury S.A. (A)(B)	36	402

Home Entertainment Software - 1.31%
Rosetta Stone Inc. (A)	28	633

Homebuilding - 5.65%
Desarrolladora Homex, S.A.B. de C.V. (A)(B)	184	775
MRV Engenharia e Participacoes S.A. (B)	138	973
Rossi Residencial S.A. (B)	136	984
		2,732
Industrial Conglomerates - 0.98%
Walter Industries, Inc.	8	475

Internet Software & Services - 4.37%
MercadoLibre, Inc. (A)	26	1,357
SINA Corporation (A)	22	758
		2,115
Investment Banking & Brokerage - 1.10%
EFG-Hermes Holding Company (B)	105	532

Life & Health Insurance - 1.23%
Amil Participacoes S.A. (B)	74	598

Marine - 1.17%
Neptune Orient Lines Limited (B)	401	566

Oil & Gas Drilling - 1.52%
Pride International, Inc. (A)	33	737

Oil & Gas Exploration & Production - 1.75%
Cairn Energy plc (A)(B)	138	849

Other Diversified Financial Services - 1.74%
African Bank Investments Limited (B)	215	843

Packaged Foods & Meats - 3.19%
Perdigao S.A. (B)	69	909
Want Want China Holdings Limited (B)	759	637
		1,546
Personal Products - 1.27%
Natura Cosmeticos S.A. (B)	28	616

Real Estate Development - 2.68%
Asian Property Development Public Company Limited (B)	1,082	183
Talaat Mostafa Group Holding (S.A.E.) (A)(B)	877	1,117
		1,300
Real Estate Management & Development - 1.17%
BR Properties S.A. (B)	82	569

Semiconductors - 2.00%
Cree, Inc. (A)	9	532
Samsung Electro-Mechanics Co., Ltd. (B)	4	438
		970
Specialty Chemicals - 1.19%
Novozymes A/S, Class B (B)	5	576

Steel - 0.89%
Ezz Steel Company (An Egyptian Joint Stock Company) (A)(B)	142	432

Trading Companies & Distributors - 0.97%
Samsung C&T Corporation (B)	11	469

TOTAL COMMON STOCKS - 87.25%		$42,273
(Cost: $44,078)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 4.28%
McCormick & Co. Inc.,
0.000%, 7-1-10	$ 2,077	2,077

Master Note - 5.20%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (D)	2,520	2,520

Municipal Obligations - Taxable - 4.13%
City of Cape Coral, FL (Bank of America, N.A.),
0.330%, 7-6-10	2,000	2,000

TOTAL SHORT-TERM SECURITIES - 13.61%		$6,597
(Cost: $6,597)

TOTAL INVESTMENT SECURITIES - 100.86%		$48,870
(Cost: $50,675)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.86%)		(416)

NET ASSETS - 100.00%		$48,454

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$19,651	$22,622	$––
Short-Term Securities	––	6,597	––

Total Investments in Securities	$19,651	$29,219	$––

Swap Agreements	$––	$126	$––

Liabilities
Forward Foreign Currency Contracts	$––	$275	$––

The following total return swaps were outstanding at June 30, 2010:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
Morgan Stanley Intl plc	3,228	Basket of Indian Securities	5-6-11	Fed Funds Rate + 1%	$126

# The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Morgan Stanley International	249,079	7-13-10	$––	$ 98
Buy	South Korean Won	Morgan Stanley International	3,108,500	7-13-10	––	177

					$––	$275

(A) No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Rate shown is the yield to maturity at June 30, 2010.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

Securities with an aggregate market value of $22,622, representing 46.69% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Balanced Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.74%
Honeywell International Inc.	47	$1,834
Precision Castparts Corp.	10	1,050
		2,884
Air Freight & Logistics - 1.19%
Expeditors International of Washington, Inc.	57	1,981

Auto Parts & Equipment - 2.33%
BorgWarner Inc. (A)	63	2,360
Johnson Controls, Inc.	56	1,502
		3,862
Automobile Manufacturers - 0.63%
Ford Motor Company (A)	104	1,048

Broadcasting - 0.94%
CBS Corporation, Class B	121	1,559

Casinos & Gaming - 1.11%
Wynn Resorts, Limited	24	1,838

Communications Equipment - 1.54%
Cisco Systems, Inc. (A)	120	2,557

Computer Hardware - 4.45%
Apple Inc. (A)	19	4,679
Hewlett-Packard Company	63	2,705
		7,384
Construction & Engineering - 1.23%
Quanta Services, Inc. (A)	99	2,044

Data Processing & Outsourced Services - 1.11%
Paychex, Inc.	71	1,841

Distillers & Vintners - 1.51%
Brown-Forman Corporation, Class B	44	2,515

Diversified Banks - 1.18%
Wells Fargo & Company	76	1,951

Diversified Chemicals - 1.19%
Dow Chemical Company (The)	84	1,981

Electric Utilities - 0.96%
PPL Corporation	64	1,594

Electrical Components & Equipment - 3.33%
Emerson Electric Co.	78	3,422
First Solar, Inc. (A)	18	2,094
		5,516
Footwear - 1.16%
NIKE, Inc., Class B	29	1,932

General Merchandise Stores - 1.17%
Target Corporation	40	1,942

Health Care Distributors - 1.15%
Henry Schein, Inc. (A)	35	1,916

Health Care Supplies - 1.28%
DENTSPLY International Inc.	71	2,121

Home Improvement Retail - 0.68%
Home Depot, Inc. (The)	41	1,137

Hotels, Resorts & Cruise Lines - 1.90%
Carnival Corporation	29	865
Hyatt Hotels Corporation, Class A (A)	62	2,285
		3,150
Household Products - 2.25%
Colgate-Palmolive Company	48	3,741

Human Resource & Employment Services - 1.41%
Manpower Inc.	54	2,336

Industrial Conglomerates - 1.14%
General Electric Company	132	1,899

Integrated Oil & Gas - 1.63%
ConocoPhillips	55	2,700

IT Consulting & Other Services - 1.30%
Accenture plc, Class A	56	2,153

Motorcycle Manufacturers - 0.32%
Harley-Davidson, Inc.	24	536

Oil & Gas Equipment & Services - 3.20%
Halliburton Company	60	1,480
National Oilwell Varco, Inc.	58	1,911
Schlumberger Limited	35	1,915
		5,306
Oil & Gas Exploration & Production - 1.30%
Southwestern Energy Company (A)	56	2,164

Other Diversified Financial Services - 3.68%
Bank of America Corporation	164	2,361
JPMorgan Chase & Co.	103	3,760
		6,121
Personal Products - 2.64%
Estee Lauder Companies Inc. (The), Class A	41	2,285
Mead Johnson Nutrition Company	42	2,080
		4,365
Pharmaceuticals - 2.30%
Abbott Laboratories	32	1,511
Allergan, Inc.	40	2,307
		3,818
Property & Casualty Insurance - 1.43%
Travelers Companies, Inc. (The)	48	2,384

Railroads - 1.38%
Union Pacific Corporation	33	2,294

Real Estate Management & Development - 1.09%
CB Richard Ellis Group, Inc., Class A (A)	133	1,803

Semiconductor Equipment - 0.84%
ASML Holding N.V., NY Registry Shares	51	1,393

Semiconductors - 4.31%
Intel Corporation	87	1,690
Microchip Technology Incorporated	128	3,556
Texas Instruments Incorporated	82	1,907
		7,153
Soft Drinks - 1.58%
PepsiCo, Inc.	43	2,621

Systems Software - 1.12%
Microsoft Corporation	81	1,856

Tobacco - 1.15%
Philip Morris International Inc.	42	1,916

Trading Companies & Distributors - 0.67%
Fastenal Company	22	1,109

TOTAL COMMON STOCKS - 66.52%		$110,421
(Cost: $99,273)

CORPORATE DEBT SECURITIES	Principal
Airlines - 0.32%
Southwest Airlines Co.,
6.500%, 3-1-12	$500	533

Automobile Manufacturers - 0.74%
Ford Motor Company, Convertible,
4.250%, 11-15-16	1,000	1,247

Banking - 1.91%
Deutsche Bank AG,
3.450%, 3-30-15	500	504
JPMorgan Chase & Co.:
4.650%, 6-1-14	1,000	1,067
7.900%, 4-29-49 (B)	500	515
U.S. Bancorp,
4.200%, 5-15-14	1,000	1,071
		3,157
Brewers - 0.96%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	500	513
5.375%, 11-15-14 (C)	1,000	1,094
		1,607
Broadcasting - 0.38%
CBS Corporation,
8.875%, 5-15-19	500	629

Communications Equipment - 0.61%
Cisco Systems, Inc.,
5.250%, 2-22-11	1,000	1,028

Construction & Farm Machinery & Heavy Trucks - 0.33%
John Deere Capital Corporation,
5.250%, 10-1-12	500	542

Consumer Finance - 0.58%
American Express Credit Corporation,
5.125%, 8-25-14	200	215
Ford Motor Credit Company LLC,
7.000%, 4-15-15	750	742
		957
Department Stores - 0.62%
Kohl's Corporation,
6.300%, 3-1-11	1,000	1,031

Drug Retail - 0.34%
CVS Caremark Corporation,
3.250%, 5-18-15	550	559

Electric - 0.35%
Hydro-Quebec,
8.000%, 2-1-13	500	582

Finance - Other - 1.16%
Fidelity National Financial, Inc.,
6.600%, 5-15-17	800	798
Western Union Company (The),
6.500%, 2-26-14	1,000	1,124
		1,922
Food Processors - 0.59%
Cargill, Inc.,
6.375%, 6-1-12 (C)	400	434
Kellogg Company,
4.450%, 5-30-16	500	547
		981
Food Retail - 0.66%
Kroger Co. (The),
6.200%, 6-15-12	1,000	1,089

Health Care Supply - 0.16%
Medtronic, Inc.,
3.000%, 3-15-15	250	259

Home Improvement Retail - 0.62%
Home Depot, Inc. (The),
5.200%, 3-1-11	1,000	1,025

Hypermarkets & Super Centers - 0.16%
Wal-Mart Stores, Inc.,
2.875%, 4-1-15	250	259

Industrial Conglomerates - 0.10%
Textron Inc.,
6.200%, 3-15-15	150	162

Industrial Gases - 0.65%
Praxair, Inc.,
4.375%, 3-31-14	1,000	1,083

Industrial Machinery - 0.67%
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,000	1,122

Integrated Oil & Gas - 0.97%
Chevron Corporation,
3.450%, 3-3-12	500	521
ConocoPhillips,
4.750%, 2-1-14	1,000	1,100
		1,621
Integrated Telecommunication Services - 0.66%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,096

Investment Banking & Brokerage - 0.29%
Morgan Stanley,
4.100%, 1-26-15	500	487

Life Insurance - 0.31%
Prudential Financial, Inc.,
4.750%, 9-17-15	500	516

Metals / Mining - 1.39%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,200	1,701
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	607
		2,308
Movies & Entertainment - 0.32%
Viacom Inc.,
4.375%, 9-15-14	500	532

Multi-Utilities - 0.37%
Duke Energy Carolinas, LLC,
4.300%, 6-15-20	575	608

Oil & Gas - 0.16%
Cenovus Energy Inc.,
4.500%, 9-15-14 (C)	250	267

Oil & Gas Exploration & Production - 0.34%
XTO Energy Inc.,
7.500%, 4-15-12	500	557

Other Non-Agency REMIC/CMO - 0.00%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (D)	7	––	*
8.000%, 3-31-11 (D)	1	––	*
		––	*
Packaged Foods & Meats - 0.25%
Unilever Capital Corporation,
5.900%, 11-15-32	350	408

Pharmaceuticals - 1.91%
Abbott Laboratories,
3.750%, 3-15-11	1,000	1,021
Pfizer Inc.,
4.450%, 3-15-12	1,000	1,055
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	1,000	1,109
		3,185
Property & Casualty Insurance - 0.63%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	1,000	1,052

Restaurants - 0.16%
YUM! Brands, Inc.,
4.250%, 9-15-15	250	265

Soft Drinks - 0.32%
PepsiCo, Inc.,
3.750%, 3-1-14	500	533

Systems Software - 0.32%
Microsoft Corporation,
2.950%, 6-1-14	500	523

Tobacco - 0.31%
Philip Morris International Inc.,
4.500%, 3-26-20	500	508

Wireless Telecommunication Service - 0.44%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15 (C)	200	205
American Tower Corporation,
4.625%, 4-1-15	500	520
		725

TOTAL CORPORATE DEBT SECURITIES - 21.06%		$34,965
(Cost: $32,358)

OTHER GOVERNMENT SECURITIES
Qatar - 0.46%
State of Qatar,
4.000%, 1-20-15 (C)	750	770

Supranational - 0.28%
International Bank for Reconstruction and Development,
2.375%, 5-26-15	450	458

TOTAL OTHER GOVERNMENT SECURITIES - 0.74%		$1,228
(Cost: $1,197)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.62%
Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	206	226
5.000%, 1-1-18	221	237
5.500%, 4-1-18	101	110
6.500%, 10-1-28	104	118
6.500%, 2-1-29	18	20
7.000%, 5-1-31	18	21
7.500%, 5-1-31	20	23
7.000%, 7-1-31	28	32
7.000%, 9-1-31	39	45
7.000%, 9-1-31	27	31
7.000%, 11-1-31	96	109
6.500%, 2-1-32	107	121
7.000%, 2-1-32	101	114
7.000%, 2-1-32	58	67
6.500%, 3-1-32	22	25
7.000%, 3-1-32	65	74
7.000%, 6-1-32	22	25
7.000%, 7-1-32	109	125
6.500%, 8-1-32	47	52
6.000%, 9-1-32	416	457
6.500%, 9-1-32	93	105
5.500%, 5-1-33	181	195
5.500%, 5-1-33	91	98
5.500%, 5-1-33	73	78
5.500%, 6-1-33	166	179
		$2,687
(Cost: $2,488)

UNITED STATES GOVERNMENT OBLIGATIONS - 5.53%
Treasury Obligations
United States Treasury Bonds,
7.500%, 11-15-16	500	656
United States Treasury Notes:
4.250%, 10-15-10	2,000	2,023
3.875%, 2-15-13	1,250	1,351
3.625%, 5-15-13	750	808
4.250%, 8-15-13	900	989
4.250%, 8-15-15	3,000	3,355
		$9,182
(Cost: $8,427)

SHORT-TERM SECURITIES
Commercial Paper (E) - 2.11%
ITT Corporation,
0.000%, 7-1-10	3,500	3,500

Master Note - 2.14%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (F)	3,559	3,559

TOTAL SHORT-TERM SECURITIES - 4.25%		$7,059
(Cost: $7,059)

TOTAL INVESTMENT SECURITIES - 99.72%		$165,542
(Cost: $150,802)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.28%		467

NET ASSETS - 100.00%		$166,009

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$110,421	$––	$––
Corporate Debt Securities	––	34,965	––
Other Government Securities	––	1,228	––
United States Government Agency Obligations	––	2,687	––
United States Government Obligations	––	9,182	––
Short-Term Securities	––	7,059	––

Total Investments in Securities	$110,421	$55,121	$––

* Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $4,931 or 2.97% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to less than 0.005% of net assets.

(E) Rate shown is the yield to maturity at June 30, 2010.

(F) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.
The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Diversified REITs - 0.10%
PS Business Parks, Inc., 7.0% Cumulative (A)	11	$239

Specialized REITs - 0.02%
Public Storage, Inc., 6.25% Cumulative (A)	2	52

TOTAL PREFERRED STOCKS - 0.12%		$291
(Cost: $315)

CORPORATE DEBT SECURITIES	Principal
Airlines - 0.85%
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11-10-19	$ 760	809
United Air Lines, Inc.,
10.400%, 11-1-16	1,111	1,194
		2,003
Asset-Backed Security - 4.72%
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28 (B)	19	20
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (C)	625	653
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (C)	480	511
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	405
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12-15-35 (B)(C)	300	218
Ford Credit Auto Lease Trust, Series 2010-A, ClassA-2,
1.040%, 3-15-13 (D)	1,595	1,596
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (C)	175	187
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8-15-13	350	357
GE Capital Credit Card Master Note Trust, Series 2009-2,
3.690%, 7-15-15	870	904
GE Capital Credit Card Master Note Trust, Series 2009-3,
2.540%, 9-15-14	485	491
GE Capital Credit Card Master Note Trust, Series 2010-2 Class A,
4.700%, 3-15-20	830	870
Honda Auto Receivables 2010-1 Owner Trust,
0.620%, 2-21-12	2,485	2,482
HSBC Credit Card Master Note Trust (USA) I, Series 2007-2 Class A,
0.900%, 7-15-13 (B)	1,000	1,000
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (C)	148	148
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	100	105
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11-15-35 (B)	1,047	1,047
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5-15-18	41	41
5.860%, 6-15-36 (B)	112	106
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	100	103
		11,244
Banking - 0.95%
Citigroup Inc.:
6.500%, 8-19-13	375	400
6.010%, 1-15-15	1,080	1,132
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (E)	705	729
		2,261
Biotechnology - 0.38%
Genzyme Corporation,
3.625%, 6-15-15 (D)	900	911

Brewers - 0.69%
Miller Brewing Company,
5.500%, 8-15-13 (D)	1,500	1,641

Broadband - 0.66%
New Communications Holdings Inc.:
7.875%, 4-15-15 (D)	1,305	1,315
8.250%, 4-15-17 (D)	260	261
		1,576
Cable & Satellite - 0.51%
Cox Communications, Inc.,
7.125%, 10-1-12	450	500
Time Warner Cable Inc.,
7.500%, 4-1-14	605	703
		1,203
CMBS Other - 7.24%
Bear Stearns Commercial Mortgage Securities Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-TOP16 Class A-4,
4.320%, 2-13-46	718	727
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (D)	320	231
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (B)	1,598	1,710
Carey Commercial Mortgage Trust Series 2002-1,
5.970%, 9-20-19 (D)	297	303
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-C2,
4.691%, 4-15-37	5,495	5,578
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (D)	965	932
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	424	172
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6-11-39 (C)	419	140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15-46	365	372
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.253%, 12-5-27 (B)(C)	6,202	843
7.694%, 12-5-27 (B)(D)	1,500	1,637
LB-UBS Commercial Mortgage Trust 2003-C7,
5.102%, 7-15-37 (B)(D)	1,000	910
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (D)	750	769
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (B)(C)	105	26
5.880%, 11-28-35 (B)(C)	155	9
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.150%, 11-28-35 (B)(C)(F)	1,815	27
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (D)	500	502
OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Ser 2010-OBP,
4.646%, 7-15-20 (D)	1,255	1,259
TIAA Seasoned Commercial Mortgage Trust 2007-C4,
5.668%, 8-15-39 (B)	1,053	1,081
		17,228
Communications Equipment - 0.21%
Cisco Systems, Inc.,
5.500%, 1-15-40	480	504

Consumer Finance - 0.42%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (E)	250	259
Discover Financial Services,
6.450%, 6-12-17	660	666
Green Tree Financial Corporation,
6.400%, 10-15-18	70	71
		996
Containers - 0.42%
Ball Corporation:
7.125%, 9-1-16	455	476
7.375%, 9-1-19	500	520
		996
Diversified Telecom - 0.42%
Qwest Communications International Inc.,
7.125%, 4-1-18 (D)	1,000	998

Electric - 0.10%
Columbus Southern Power Company,
0.937%, 3-16-12 (B)	240	240

Electrical Components & Equipment - 0.39%
Roper Industries, Inc.,
6.250%, 9-1-19	845	937

Finance - Other - 3.08%
Allied Capital Corporation,
6.625%, 7-15-11	685	692
General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1.625%, 1-7-11 (E)	1,415	1,424
3.000%, 12-9-11 (E)	305	315
Merrill Lynch & Co., Inc.,
6.875%, 4-25-18	970	1,035
Symetra Financial Corporation:
6.125%, 4-1-16 (C)	1,150	1,158
8.300%, 10-15-37 (C)	885	743
Tyco International Finance S.A.:
4.125%, 10-15-14	305	324
8.500%, 1-15-19	845	1,093
Westfield Capital Corporation Limited, WT Finance (Aust) Pty Limited and WEA Finance LLC,
4.375%, 11-15-10 (D)	335	339
XL Capital Finance (Europe) plc,
6.500%, 1-15-12	180	188
		7,311
Food Processors - 0.33%
Cargill, Inc.,
5.200%, 1-22-13 (D)	725	781

Gas Pipe Lines - 0.37%
Williams Partners L.P.,
7.250%, 2-1-17	770	875

Health Care Supply - 1.31%
Bio-Rad Laboratories, Inc.,
6.125%, 12-15-14	1,190	1,196
Boston Scientific Corporation,
5.450%, 6-15-14	650	667
Medco Health Solutions, Inc.,
7.125%, 3-15-18	1,030	1,231
		3,094
Independent Power Producers & Energy Traders - 0.21%
NRG Energy, Inc.,
8.500%, 6-15-19	500	508

Information / Data Technology - 0.59%
Intuit Inc.,
5.750%, 3-15-17	1,280	1,407

Integrated Oil & Gas - 0.70%
Total Capital,
4.450%, 6-24-20	1,635	1,671

Investment Banking & Brokerage - 2.18%
Goldman Sachs Group, Inc. (The):
5.150%, 1-15-14	485	508
6.150%, 4-1-18	1,015	1,064
Morgan Stanley:
6.000%, 5-13-14	1,255	1,329
6.250%, 8-28-17	1,100	1,119
Morgan Stanley (Federal Deposit Insurance Corporation),
2.900%, 12-1-10 (E)	1,150	1,162
		5,182
Life & Health Insurance - 0.31%
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	483
6.900%, 6-1-67	300	253
		736
Life Insurance - 1.03%
Liberty Mutual Group, Inc.,
7.300%, 6-15-14 (D)	1,000	1,088
Liberty Mutual Holding Company Inc.,
7.800%, 3-15-37 (C)	360	295
Unum Group,
7.125%, 9-30-16	965	1,061
		2,444
Office REITs - 0.40%
Mack-Cali Realty, L.P.,
7.750%, 8-15-19	800	941

Oil & Gas - 1.57%
Shell International Finance B.V.,
3.100%, 6-28-15	1,970	2,001
Sunoco Logistics Partners Operations L.P.,
6.850%, 2-15-40	1,725	1,727
		3,728
Oil & Gas Equipment & Services - 0.25%
Smith International, Inc.,
8.625%, 3-15-14	500	594

Oil & Gas Exploration & Production - 0.41%
Newfield Exploration Company,
6.875%, 2-1-20	1,000	970

Oil & Gas Refining & Marketing - 0.26%
Valero Energy Corporation:
4.500%, 2-1-15	235	242
6.125%, 6-15-17	350	371
		613
Oil & Gas Storage & Transportation - 2.22%
El Paso Corporation,
7.250%, 6-1-18	465	467
El Paso Pipeline Partners Operating Company, L.L.C.,
6.500%, 4-1-20	1,275	1,303
Energy Transfer Partners, L.P.,
9.700%, 3-15-19	1,125	1,360
Kinder Morgan Energy Partners, L.P.,
9.000%, 2-1-19	615	766
NuStar Logistics, L.P.,
7.650%, 4-15-18	1,200	1,384
		5,280
Other Diversified Financial Services - 0.84%
Bank of America Corporation:
7.375%, 5-15-14	540	605
4.500%, 4-1-15	1,365	1,381
		1,986
Other Mortgage-Backed Securities - 4.04%
Asset Securitization Corporation,
7.674%, 2-14-43 (B)	170	180
Asset Securitization Corporation (Interest Only),
1.469%, 10-13-26 (B)(D)(F)	673	9
Banc of America Alternative Loan Trust 2005-10:
5.664%, 11-25-35 (B)	262	32
5.666%, 11-25-35 (B)	127	9
Banc of America Alternative Loan Trust 2005-12:
5.793%, 1-25-36 (B)	208	––	*
5.794%, 1-25-36 (B)	276	25
Banc of America Alternative Loan Trust 2006-8,
6.274%, 11-25-46 (B)	106	––	*
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	162	12
BlackRock Capital Finance,
7.750%, 9-25-26 (D)	85	17
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	530	249
C-Bass 2006-MH1 Trust:
6.240%, 10-25-36 (B)(D)	91	90
6.250%, 10-25-36 (B)(D)	170	182
CD 2006-CD2 Mortgage Trust,
5.618%, 1-15-46 (B)(C)	710	631
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.250%, 6-25-32 (C)	72	43
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	607	372
Citibank Omni Master Trust Class 2009-A17,
4.900%, 11-15-18 (D)	1,160	1,227
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.250%, 7-25-37	370	60
COMM 2006-CNL2,
5.756%, 2-5-19 (B)(D)	95	78
Conseco Finance Securitizations Corp. Series 2002-1,
6.681%, 12-1-33 (B)	514	525
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (B)	161	53
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37 (B)	435	209
First Horizon Mortgage Pass-Through Trust 2003-8,
5.137%, 10-25-33 (B)	77	33
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (B)(D)	415	141
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	151	114
5.409%, 4-25-32 (B)	224	95
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (C)	222	171
5.250%, 11-25-32 (C)	191	150
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (B)	418	221
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (B)	570	287
Harley-Davidson Motorcycle Trust 2009-4,
1.160%, 10-15-12	525	526
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (B)	590	296
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13-41	1,000	1,038
Morgan Stanley Capital I Trust 2007-HQ12,
5.620%, 4-12-49 (B)	1,160	1,174
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	51	18
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	209	153
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	71	15
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.750%, 9-10-35 (B)(C)	748	489
TimberStar Trust I,
6.208%, 10-15-36 (D)	560	570
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (D)	223	106
		9,600
Other Non-Agency REMIC/CMO - 0.01%
Banco Hipotecario Nacional,
7.916%, 7-25-09 (C)	7	––	*
Mellon Residential Funding,
6.750%, 6-25-28	13	12
		12
Pharmaceuticals - 0.31%
Laboratory Corporation of America Holdings,
5.500%, 2-1-13	215	232
Pfizer Inc.,
2.487%, 3-15-11 (B)	500	507
		739
Property & Casualty Insurance - 0.25%
Fund American Companies, Inc.,
5.875%, 5-15-13	560	587

Railroads - 0.39%
BNSF Funding Trust I,
6.613%, 12-15-55	975	929

REITs - 0.62%
DEXUS Property Group,
7.125%, 10-15-14 (C)	720	785
Westfield Group,
7.500%, 6-2-14 (D)	600	680
		1,465
Retail Propane Distributors - 0.22%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17 (D)	500	521

Retail Stores - Food / Drug - 0.39%
Dean Foods Company,
7.000%, 6-1-16	1,000	935

Securities - 0.58%
Jefferies Group, Inc.:
6.450%, 6-8-27	1,090	1,028
6.250%, 1-15-36	400	358
		1,386
Service - Other - 0.60%
CA, Inc.,
5.375%, 12-1-19	1,095	1,162
WMG Acquisition Corp.,
9.500%, 6-15-16	250	266
		1,428
Specialized REITs - 0.63%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	824	856
Nationwide Health Properties, Inc.,
6.250%, 2-1-13	600	645
		1,501
Steel - 0.79%
Allegheny Technologies Incorporated,
9.375%, 6-1-19	750	886
Valmont Industries, Inc.,
6.625%, 4-20-20	975	1,000
		1,886
Technology - 0.56%
L-3 Communications Corporation,
5.875%, 1-15-15	1,340	1,323

Telecommunications - 0.65%
Verizon Wireless Capital LLC,
5.550%, 2-1-14	1,375	1,541

Textiles / Apparel / Shoes - 0.43%
Mohawk Industries, Inc.,
6.625%, 1-15-16	1,000	1,018

Tobacco - 1.23%
Altria Group, Inc.,
9.700%, 11-10-18	1,700	2,155
Reynolds American Inc.:
7.250%, 6-1-12	320	344
7.625%, 6-1-16	380	431
		2,930
Wireless Telecommunication Service - 0.39%
Crown Castle International Corp.,
6.113%, 1-15-20 (D)	850	934

TOTAL CORPORATE DEBT SECURITIES - 46.11%		$109,594
(Cost: $109,905)

OTHER GOVERNMENT SECURITIES - 2.52%
Canada
Canadian Imperial Bank of Commerce,
2.000%, 2-4-13 (D)	1,350	1,365
Province of Manitoba,
2.625%, 7-15-15	1,275	1,297
Province of Ontario,
2.700%, 6-16-15	3,300	3,330
		$5,992
(Cost: $5,922)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 2.13%
Federal Home Loan Mortgage Corporation,
3.750%, 6-28-13	420	453
Federal National Mortgage Association,
0.875%, 1-12-12	4,600	4,616
		5,069
Mortgage-Backed Obligations - 22.66%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.342%, 12-25-19	1,305	1,334
6.500%, 9-1-32	135	152
6.000%, 11-1-33	260	285
5.500%, 5-1-34	124	134
5.500%, 5-1-34	76	83
5.500%, 6-1-34	901	971
6.000%, 7-1-34	1,515	1,644
5.000%, 9-1-34	22	24
5.500%, 9-1-34	68	74
5.500%, 10-1-34	212	229
5.500%, 7-1-35	250	270
5.500%, 7-1-35	131	141
5.500%, 10-1-35	359	389
5.000%, 11-1-35	2,148	2,278
7.000%, 12-1-37	308	343
5.500%, 2-1-39	959	1,029
4.500%, 7-1-39 TBA	500	518
5.000%, 3-1-40	990	1,048
5.000%, 3-1-40	987	1,045
5.000%, 3-1-40	983	1,041
5.000%, 3-1-40	237	251
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	74	80
6.000%, 9-1-17	54	59
5.500%, 3-1-18	54	59
5.000%, 6-1-18	207	222
5.000%, 7-1-18	80	86
5.500%, 7-1-19	1,992	2,150
4.500%, 7-1-20 TBA	2,500	2,637
5.000%, 7-1-23	965	1,030
4.500%, 4-1-25	987	1,043
7.500%, 5-1-31	47	54
7.000%, 9-1-31	25	29
7.000%, 11-1-31	53	61
6.500%, 12-1-31	28	32
7.000%, 2-1-32	46	52
7.000%, 3-1-32	55	63
6.500%, 4-1-32	14	16
6.500%, 5-1-32	16	18
6.500%, 7-1-32	41	46
6.500%, 8-1-32	34	38
6.500%, 8-1-32	33	38
6.500%, 9-1-32	59	66
6.500%, 9-1-32	23	26
6.000%, 10-1-32	76	84
6.500%, 10-1-32	73	83
6.000%, 11-1-32	75	84
6.000%, 3-1-33	60	67
5.500%, 4-1-33	106	115
6.000%, 4-1-33	119	131
5.500%, 5-1-33	81	88
6.000%, 10-1-33	130	144
5.500%, 1-1-34	68	74
6.000%, 1-1-34	264	291
5.500%, 3-1-34	108	117
5.500%, 3-1-34	40	43
5.500%, 4-1-34	118	129
5.500%, 4-1-34	31	33
5.000%, 5-1-34	45	48
5.500%, 5-1-34	80	86
6.000%, 7-1-34	2,092	2,268
5.500%, 11-1-34	1,164	1,254
6.000%, 11-1-34	371	407
5.000%, 12-1-34	2,636	2,802
5.500%, 1-1-35	415	447
5.500%, 2-1-35	134	145
5.500%, 4-1-35	708	761
5.500%, 6-1-35	63	68
5.000%, 7-1-35	133	141
5.000%, 7-1-35	74	79
5.000%, 7-1-35	66	71
5.000%, 7-1-35	30	32
5.500%, 8-1-35	70	75
5.500%, 10-1-35	639	697
5.500%, 11-1-35	718	773
5.000%, 2-1-36	406	431
5.500%, 9-1-36	431	464
6.500%, 11-1-36	1,530	1,681
6.000%, 7-1-37	252	274
6.000%, 8-1-37	848	922
6.000%, 9-1-37	446	484
5.500%, 3-1-38	777	835
5.000%, 4-1-38	907	969
5.500%, 5-1-38	1,086	1,168
6.000%, 7-1-38	835	907
6.000%, 10-1-38	1,932	2,099
6.000%, 12-1-38	868	944
5.000%, 12-1-39	974	1,037
5.500%, 12-1-39	1,432	1,539
5.000%, 3-1-40	1,986	2,104
Government National Mortgage Association Agency REMIC/CMO,
4.408%, 1-16-25	500	512
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (F)
0.784%, 6-17-45 (B)	4,001	123
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 7-1-34	1,440	1,534
5.500%, 7-15-38	775	838
5.500%, 10-15-38	563	609
5.500%, 2-15-39	470	508
5.000%, 1-15-40	994	1,061
		53,868

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 24.79%		$58,937
(Cost: $57,196)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.58%
United States Treasury Notes,
1.875%, 7-15-13 (G)	1,306	1,381

Treasury Obligations - 21.29%
United States Treasury Bonds:
5.375%, 2-15-31 (H)	1,775	2,187
4.625%, 2-15-40	11,355	12,797
United States Treasury Notes:
1.375%, 3-15-12	180	183
0.625%, 6-30-12	9,550	9,552
1.375%, 1-15-13	1,000	1,014
1.125%, 6-15-13	2,630	2,641
2.750%, 10-31-13	150	158
1.875%, 6-30-15	12,520	12,574
2.500%, 6-30-17	1,370	1,377
3.500%, 5-15-20	7,745	8,114
		50,597

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 21.87%		$51,978
(Cost: $50,674)

SHORT-TERM SECURITIES
Commercial Paper (I) - 6.43%
General Mills, Inc.,
0.270%, 7-8-10	4,000	4,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.350%, 7-26-10	4,000	3,999
McDonald's Corporation,
0.200%, 7-12-10	3,000	3,000
United Parcel Service, Inc.,
0.000%, 7-1-10	4,279	4,279
		15,278
Master Note - 2.52%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (J)	5,993	5,993

TOTAL SHORT-TERM SECURITIES - 8.95%		$21,271
(Cost: $21,271)

TOTAL INVESTMENT SECURITIES - 104.36%		$248,063
(Cost: $245,283)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.36%)		(10,355)

NET ASSETS - 100.00%		$237,708

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$––	$291	$––
Corporate Debt Securities	––	104,545	5,049
Other Government Securities	––	5,992	––
United States Government Agency Obligations	––	58,937	––
United States Government Obligations	––	51,978	––
Short-Term Securities	––	21,271	––
Total Investments in Securities	$––	$243,014	$5,049
Futures Contracts	$6	$––	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-10	$4,319
Net realized gain (loss)	(26)
Net unrealized appreciation (depreciation)	74
Purchases	1,255
Sales	(357)
Transfers into Level 3 during the period	947
Transfers out of Level 3 during the period	(1,163)
Ending Balance 6-30-10	$5,049
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$74

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $7,399 or 3.11% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $21,393 or 9.00% of net assets.

(E)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(H)Securities serve as collateral for the following open futures contracts at June 30, 2010:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. 30 Year Treasury Bond	Long	9-30-10	––*	$1,275	$6

(I)Rate shown is the yield to maturity at June 30, 2010.

(J)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

 Securities with an aggregate market value of $18, representing 0.01% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMBS = Collateralized Mortgage-Backed Security
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit
TBA = To Be Announced

SCHEDULE OF INVESTMENTS
Ivy Capital Appreciation Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 5.87%
Boeing Company (The)	70	$4,393
General Dynamics Corporation	90	5,270
Honeywell International Inc.	78	3,044
Precision Castparts Corp.	114	11,734
Rockwell Collins, Inc.	100	5,313
		29,754
Air Freight & Logistics - 2.30%
FedEx Corporation	65	4,557
United Parcel Service, Inc., Class B	125	7,111
		11,668
Apparel Retail - 0.24%
American Eagle Outfitters, Inc.	105	1,234

Apparel, Accessories & Luxury Goods - 1.43%
Under Armour, Inc., Class A (A)	220	7,289

Asset Management & Custody Banks - 2.26%
BlackRock, Inc., Class A	20	2,868
Invesco Ltd.	220	3,703
Janus Capital Group Inc.	550	4,884
		11,455
Auto Parts & Equipment - 1.03%
BorgWarner Inc. (A)	140	5,228

Biotechnology - 2.06%
Gilead Sciences, Inc. (A)	240	8,228
Vertex Pharmaceuticals Incorporated (A)	68	2,237
		10,465
Casinos & Gaming - 1.17%
Wynn Resorts, Limited	78	5,949

Communications Equipment - 2.02%
Cisco Systems, Inc. (A)	250	5,328
QUALCOMM Incorporated	150	4,926
		10,254
Computer Hardware - 9.23%
Apple Inc. (A)	120	30,183
Hewlett-Packard Company	385	16,663
		46,846
Computer Storage & Peripherals - 1.07%
NetApp, Inc. (A)	145	5,410

Construction & Engineering - 1.05%
Fluor Corporation	125	5,313

Consumer Finance - 0.78%
American Express Company	100	3,970

Data Processing & Outsourced Services - 4.23%
MasterCard Incorporated, Class A	26	5,188
Visa Inc., Class A	230	16,272
		21,460
Diversified Chemicals - 0.96%
Dow Chemical Company (The)	205	4,863

Electrical Components & Equipment - 0.13%
First Solar, Inc. (A)	6	683

Fertilizers & Agricultural Chemicals - 0.68%
Monsanto Company	75	3,467

Footwear - 1.33%
NIKE, Inc., Class B	100	6,755

Health Care Distributors - 1.22%
McKesson Corporation	92	6,179

Health Care Equipment - 1.28%
Hologic, Inc. (A)	465	6,477

Home Improvement Retail - 0.93%
Lowe's Companies, Inc.	230	4,697

Homebuilding - 0.20%
Pulte Homes, Inc. (A)	120	994

Hotels, Resorts & Cruise Lines - 1.35%
Starwood Hotels & Resorts Worldwide, Inc.	165	6,836

Household Products - 2.35%
Colgate-Palmolive Company	60	4,726
Procter & Gamble Company (The)	120	7,197
		11,923
Human Resource & Employment Services - 0.89%
Manpower Inc.	105	4,534

Hypermarkets & Super Centers - 3.03%
Costco Wholesale Corporation	280	15,352

Industrial Conglomerates - 1.54%
Textron Inc.	460	7,806

Integrated Oil & Gas - 0.95%
Exxon Mobil Corporation	30	1,712
Occidental Petroleum Corporation	40	3,086
		4,798
Internet Retail - 0.52%
Amazon.com, Inc. (A)	24	2,622

Internet Software & Services - 4.65%
Google Inc., Class A (A)	53	23,582

Investment Banking & Brokerage - 3.32%
Charles Schwab Corporation (The)	565	8,011
Goldman Sachs Group, Inc. (The)	54	7,088
Morgan Stanley	75	1,741
		16,840
IT Consulting & Other Services - 1.14%
Accenture plc, Class A	150	5,798

Oil & Gas Drilling - 1.19%
Transocean Inc. (A)	130	6,023

Oil & Gas Equipment & Services - 5.41%
Halliburton Company	350	8,593
Schlumberger Limited	260	14,388
Smith International, Inc.	120	4,518
		27,499
Oil & Gas Exploration & Production - 2.76%
Noble Energy, Inc.	60	3,620
Southwestern Energy Company (A)	120	4,637
Ultra Petroleum Corp. (A)	130	5,752
		14,009
Other Diversified Financial Services - 1.55%
JPMorgan Chase & Co.	215	7,871

Pharmaceuticals - 0.63%
Allergan, Inc.	55	3,204

Railroads - 1.92%
Union Pacific Corporation	140	9,731

Restaurants - 2.07%
McDonald's Corporation	160	10,538

Semiconductor Equipment - 0.38%
Lam Research Corporation (A)	50	1,903

Semiconductors - 1.98%
Broadcom Corporation, Class A	50	1,649
Intel Corporation	25	486
Microchip Technology Incorporated	285	7,906
		10,041
Soft Drinks - 2.00%
Coca-Cola Company (The)	125	6,265
Hansen Natural Corporation (A)	61	2,382
PepsiCo, Inc.	25	1,524
		10,171
Specialized Consumer Services - 0.19%
H&R Block, Inc.	60	941

Specialized Finance - 0.34%
CME Group Inc.	6	1,746

Specialty Chemicals - 2.60%
Albemarle Corporation	100	3,971
Ecolab Inc.	205	9,206
		13,177
Systems Software - 4.26%
Microsoft Corporation	940	21,629

Tobacco - 2.94%
Altria Group, Inc.	100	2,004
Lorillard, Inc.	87	6,262
Philip Morris International Inc.	145	6,647
		14,913

TOTAL COMMON STOCKS - 91.43%		$463,897
(Cost: $471,183)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 3.54%
Bemis Company, Inc.,
0.340%, 7-7-10	$5,000	5,000
Campbell Soup Co.,
0.000%, 7-1-10	5,978	5,978
Citigroup Funding Inc.,
0.300%, 7-27-10	3,000	2,999
ITT Corporation,
0.290%, 7-20-10	4,000	3,999
		17,976
Master Note - 0.08%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	420	420

Municipal Obligations - Taxable - 1.18%
CA Statewide Cmnty Dev Auth, Var Rate Rev Bonds (Rady Children's Hosp-San Diego), Ser 2008D (Wachovia Bank, N.A.),
0.140%, 7-1-10 (C)	6,000	6,000

United States Government Agency Obligations - 3.16%
Overseas Private Investment Corporation:
0.160%, 8-15-10 (C)	12,000	12,000
0.160%, 11-15-10 (C)	4,000	4,000
		16,000

TOTAL SHORT-TERM SECURITIES - 7.96%		$40,396
(Cost: $40,396)

TOTAL INVESTMENT SECURITIES - 99.39%		$504,293
(Cost: $511,579)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.61%		3,086

NET ASSETS - 100.00%		$507,379

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$463,897	$––	$––
Short-Term Securities	––	40,396	––
Total Investments in Securities	$463,897	$40,396	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Asset Management & Custody Banks - 0.08%
Blackstone Group L.P. (The)	16	$152

Biotechnology - 3.97%
Amgen Inc. (A)	139	7,323

Broadcasting - 3.40%
CBS Corporation, Class B	483	6,246

Cable & Satellite - 2.98%
DIRECTV Group, Inc. (The) (A)	162	5,491

Casinos & Gaming - 0.52%
Wynn Resorts, Limited	13	961

Communications Equipment - 1.76%
Juniper Networks, Inc. (A)	142	3,244

Computer Hardware - 3.99%
Hewlett-Packard Company	170	7,345

Computer Storage & Peripherals - 1.58%
NetApp, Inc. (A)	78	2,918

Construction & Farm Machinery & Heavy Trucks - 4.82%
Caterpillar Inc.	34	2,025
Cummins Inc.	63	4,089
PACCAR Inc	69	2,759
		8,873
Consumer Finance - 4.91%
Capital One Financial Corporation	225	9,055

Department Stores - 2.20%
Macy's Inc.	227	4,060

Diversified Banks - 5.34%
Comerica Incorporated	63	2,326
Wells Fargo & Company	293	7,500
		9,826
Diversified Chemicals - 2.86%
Dow Chemical Company (The)	222	5,266

Electrical Components & Equipment - 1.21%
First Solar, Inc. (A)	20	2,235

General Merchandise Stores - 1.34%
Target Corporation	50	2,463

Hotels, Resorts & Cruise Lines - 1.38%
Starwood Hotels & Resorts Worldwide, Inc.	62	2,549

Hypermarkets & Super Centers - 1.93%
Costco Wholesale Corporation	65	3,564

Industrial Machinery - 2.11%
Parker Hannifin Corporation	70	3,887

Integrated Oil & Gas - 1.71%
ConocoPhillips	64	3,156

Investment Banking & Brokerage - 1.56%
Charles Schwab Corporation (The)	60	850
Lazard Group LLC	76	2,019
		2,869
Motorcycle Manufacturers - 1.34%
Harley-Davidson, Inc.	111	2,470

Oil & Gas Equipment & Services - 5.39%
Halliburton Company	121	2,974
Schlumberger Limited	93	5,147
Smith International, Inc.	48	1,802
		9,923
Oil & Gas Exploration & Production - 1.41%
Noble Energy, Inc.	43	2,606

Other Diversified Financial Services - 4.35%
Bank of America Corporation	280	4,023
JPMorgan Chase & Co.	109	4,000
		8,023
Packaged Foods & Meats - 3.28%
General Mills, Inc.	170	6,043

Personal Products - 1.47%
Estee Lauder Companies Inc. (The), Class A	49	2,704

Pharmaceuticals - 3.62%
Allergan, Inc.	52	3,031
Teva Pharmaceutical Industries Limited, ADR	70	3,636
		6,667
Railroads - 3.50%
Union Pacific Corporation	93	6,445

Semiconductor Equipment - 4.82%
Applied Materials, Inc.	396	4,760
Lam Research Corporation (A)	108	4,116
		8,876
Semiconductors - 5.73%
Broadcom Corporation, Class A	30	981
Intel Corporation	279	5,434
Microchip Technology Incorporated	149	4,141
		10,556
Soft Drinks - 2.80%
Coca-Cola Company (The)	103	5,157

Tobacco - 2.55%
Philip Morris International Inc.	102	4,697

TOTAL COMMON STOCKS - 89.91%		$165,650
(Cost: $164,903)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 4.37%
Illinois Tool Works Inc.,
0.000%, 7-1-10	$6,039	6,039
McDonald's Corporation,
0.200%, 7-12-10	2,000	2,000
		8,039
Commercial Paper (backed by irrevocable bank letter of credit) (B) - 2.22%
COFCO Capital Corp. (Rabobank Nederland),
0.300%, 7-27-10	4,100	4,099

Master Note - 1.31%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	2,417	2,417

Municipal Obligations - Taxable - 2.17%
NC Cap Fac Fin Agy, Exempt Fac Rev Bonds (Republic Svcs, Inc. Proj), Ser 2004 (Bank of America, N.A.),
0.290%, 7-1-10 (C)	4,000	4,000

TOTAL SHORT-TERM SECURITIES - 10.07%		$18,555
(Cost: $18,555)

TOTAL INVESTMENT SECURITIES - 99.98%		$184,205
(Cost: $183,458)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.02%		34

NET ASSETS - 100.00%		$184,239

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$165,650	$––	$––
Short-Term Securities	––	18,555	––

Total Investments in Securities	$165,650	$18,555	$––

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at June 30, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada - 4.37%
Fairfax Financial Holdings Limited (A)	35	$12,881

Germany - 2.77%
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	65	8,169

Greece - 0.91%
INTRALOT S.A. INTEGRATED LOTTERY SYSTEMS AND SERVICES (A)	843	2,690

Hong Kong - 4.75%
First Pacific Company Limited (A)	20,691	13,999

Ireland - 2.61%
Willis Group Holdings Limited	256	7,693

Italy - 8.73%
EXOR S.p.A. (A)	490	8,237
Mediaset S.p.A. (A)	1,030	5,856
Parmalat S.p.A. (A)	4,988	11,593
		25,686
Japan - 12.01%
Dai-ichi Mutual Life Insurance Company (The) (A)	5	7,466
FamilyMart Co., Ltd. (A)	189	6,231
Kirin Brewery Company, Limited (A)	432	5,439
NKSJ Holdings, Inc. (A)	502	3,004
Sega Sammy Holdings Inc. (A)	919	13,195
		35,335
South Korea - 2.94%
SK Telecom Co., Ltd. (A)	63	8,289
SK Telecom Co., Ltd., ADR	26	379
		8,668
Spain - 0.89%
Corporacion Financiera Alba, S.A. (A)	71	2,631

United Kingdom - 3.50%
BP plc. (A)	264	1,264
BP plc., ADR	313	9,045
		10,309
United States - 38.66%
Bank of America Corporation	777	11,168
Chesapeake Energy Corporation	528	11,062
ConocoPhillips	258	12,682
Dell Inc. (B)	934	11,263
DIRECTV Group, Inc. (The) (B)	203	6,892
FedEx Corporation	185	12,936
GameStop Corp, Class A (B)	290	5,449
Microsoft Corporation	494	11,358
Montpelier Re Holdings Ltd.	307	4,586
Pfizer Inc.	277	3,948
StanCorp Financial Group, Inc.	225	9,122
Viacom Inc., Class B	426	13,355
		113,821

TOTAL COMMON STOCKS - 82.14%		$241,882
(Cost: $229,584)

PREFERRED STOCKS
South Korea - 3.87%
Samsung Electronics Co., Ltd. (A)	27	11,416

United States - 3.02%
Chesapeake Energy Corporation, 5.75% Cumulative (B)	9	8,889

TOTAL PREFERRED STOCKS - 6.89%		$20,305
(Cost: $20,367)

WARRANTS - 1.75%

United States
JPMorgan Chase & Co., Warrants	409	$5,164
(Cost: $5,192)

SHORT-TERM SECURITIES - 9.02%	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 6-30-10 to be repurchased at $26,568,
0.010%, 7-1-10 (C)	$26,568	$26,568

(Cost: $26,568)

TOTAL INVESTMENT SECURITIES - 99.80%		$293,919
(Cost: $281,711)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%		597

NET ASSETS - 100.00%		$294,516

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$154,288	$87,594	$––
Preferred Stocks	––	20,305	––
Warrants	5,164	––	––
Short-Term Securities	––	26,568	––

Total Investments in Securities	$159,452	$134,467	$––

Forward Foreign Currency Contracts	$––	$4,037	$––

Liabilities
Forward Foreign Currency Contracts	$––	$1,158	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Beginning Balance 4-1-10	$12,261
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	––
Purchases	––
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	(12,261)

Ending Balance 6-30-10	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	State Street Global Markets	3,741	7-16-10	$629	$––
Sell	Euro	Scotia Capital Inc. (USA)	3,700	7-30-10	672	––
Sell	Euro	Scotia Capital Inc. (USA)	22,700	11-5-10	1,136	––
Sell	Japanese Yen	Royal Bank of Canada	1,100,000	8-25-10	––	376
Sell	Japanese Yen	Scotia Capital Inc. (USA)	883,000	9-1-10	––	505
Sell	Japanese Yen	Toronto-Dominion Bank (The)	964,000	9-15-10	––	277
Sell	South Korean Won	Toronto-Dominion Bank (The)	12,900,000	10-22-10	856	––
Sell	South Korean Won	Royal Bank of Canada	9,600,000	10-29-10	744	––
					$4,037	$1,158

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Collateralized by $26,613 United States Treasury Note, 1.375% due 10-15-12; market value and accrued interest aggregate $27,086.

Securities with an aggregate market value of $99,010, representing 33.62% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods - 1.46%
V.F. Corporation	49	$3,452

Asset Management & Custody Banks - 1.49%
T. Rowe Price Group, Inc.	79	3,527

Casinos & Gaming - 0.99%
Wynn Resorts, Limited	31	2,332

Computer Hardware - 2.24%
Hewlett-Packard Company	122	5,293

Construction & Engineering - 1.87%
Fluor Corporation	104	4,420

Construction & Farm Machinery & Heavy Trucks - 5.17%
Caterpillar Inc.	56	3,340
Cummins Inc.	26	1,723
Deere & Company	129	7,173
		12,236
Consumer Finance - 3.20%
Capital One Financial Corporation	187	7,550

Data Processing & Outsourced Services - 2.57%
Visa Inc., Class A	86	6,063

Department Stores - 1.59%
Macy's Inc.	211	3,782

Diversified Banks - 2.90%
Barclays plc, ADR	92	1,469
Wells Fargo & Company	210	5,381
		6,850
Diversified Chemicals - 2.96%
Dow Chemical Company (The)	136	3,234
PPG Industries, Inc.	62	3,757
		6,991
Diversified Metals & Mining - 2.67%
Rio Tinto plc, ADR	86	3,750
Southern Copper Corporation	97	2,561
		6,311
Electrical Components & Equipment - 2.64%
Emerson Electric Co.	143	6,226

Health Care Equipment - 0.75%
Stryker Corporation	35	1,767

Home Improvement Retail - 0.88%
Lowe's Companies, Inc.	101	2,068

Homebuilding - 1.25%
D.R. Horton, Inc.	300	2,946

Hotels, Resorts & Cruise Lines - 3.45%
Marriott International, Inc., Class A	95	2,846
Starwood Hotels & Resorts Worldwide, Inc.	128	5,318
		8,164
Household Products - 3.64%
Colgate-Palmolive Company	78	6,155
Procter & Gamble Company (The)	41	2,435
		8,590
Industrial Conglomerates - 1.17%
Textron Inc.	163	2,758

Industrial Machinery - 1.77%
Illinois Tool Works Inc.	101	4,186

Integrated Oil & Gas - 2.91%
ConocoPhillips	48	2,348
Exxon Mobil Corporation	79	4,520
		6,868
Integrated Telecommunication Services - 1.52%
AT&T Inc.	148	3,581

Mortgage REITs - 1.02%
Annaly Capital Management, Inc.	141	2,417

Oil & Gas Drilling - 1.55%
Seadrill Limited	102	1,865
Transocean Inc. (A)	39	1,802
		3,667
Oil & Gas Equipment & Services - 10.27%
Halliburton Company	301	7,385
National Oilwell Varco, Inc.	134	4,421
Schlumberger Limited	145	8,032
Smith International, Inc.	118	4,443
		24,281
Oil & Gas Exploration & Production - 1.80%
Apache Corporation	50	4,243

Other Diversified Financial Services - 4.35%
Bank of America Corporation	265	3,801
JPMorgan Chase & Co.	177	6,471
		10,272
Paper Packaging - 1.10%
Sonoco Products Company	85	2,588

Personal Products - 0.96%
Estee Lauder Companies Inc. (The), Class A	41	2,263

Pharmaceuticals - 3.14%
Abbott Laboratories	99	4,633
Teva Pharmaceutical Industries Limited, ADR	54	2,787
		7,420
Railroads - 4.74%
Norfolk Southern Corporation	76	4,037
Union Pacific Corporation	103	7,170
		11,207
Restaurants - 1.15%
McDonald's Corporation	41	2,707

Semiconductors - 4.96%
Intel Corporation	140	2,719
Microchip Technology Incorporated	325	9,011
		11,730
Soft Drinks - 1.74%
Coca-Cola Company (The)	82	4,100

Specialized Finance - 1.36%
CME Group Inc.	11	3,210

Systems Software - 2.24%
Microsoft Corporation	230	5,291

Tobacco - 4.56%
Altria Group, Inc.	63	1,270
Lorillard, Inc.	35	2,498
Philip Morris International Inc.	153	7,031
		10,799

TOTAL COMMON STOCKS - 94.03%		$222,156
(Cost: $217,240)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 4.50%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.340%, 7-12-10	$5,000	4,999
ITT Corporation,
0.000%, 7-1-10	2,000	2,000
United Parcel Service, Inc.,
0.000%, 7-1-10	3,639	3,639
		10,638
Master Note - 1.25%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	2,952	2,952

TOTAL SHORT-TERM SECURITIES - 5.75%		$13,590
(Cost: $13,590)

TOTAL INVESTMENT SECURITIES - 99.78%		$235,746
(Cost: $230,830)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%		527

NET ASSETS - 100.00%		$236,273

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$222,156	$––	$––
Short-Term Securities	––	13,590	––
Total Investments in Securities	$222,156	$13,590	$––

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at June 30, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 4.36%
Alpha Natural Resources, Inc. (A)	16	$533
Arch Coal, Inc.	41	812
Cameco Corporation	15	329
CONSOL Energy Inc.	19	628
Peabody Energy Corporation	31	1,197
		3,499
Construction & Engineering - 4.50%
Chicago Bridge & Iron Company N.V., NY Shares (A)	41	766
Fluor Corporation	42	1,776
Jacobs Engineering Group Inc. (A)	29	1,071
		3,613
Construction & Farm Machinery & Heavy Trucks - 1.64%
Bucyrus International, Inc., Class A	28	1,317

Diversified Metals & Mining - 0.92%
BHP Billiton Limited, ADR	12	741

Electric Utilities - 2.39%
Entergy Corporation	16	1,147
Exelon Corporation	20	774
		1,921
Electrical Components & Equipment - 1.05%
First Solar, Inc. (A)	7	842

Integrated Oil & Gas - 12.08%
ConocoPhillips	34	1,654
Exxon Mobil Corporation	37	2,112
Hess Corporation	16	784
Marathon Oil Corporation	25	766
Occidental Petroleum Corporation	32	2,460
Petroleo Brasileiro S.A. - Petrobras, ADR	21	729
Suncor Energy Inc.	41	1,192
		9,697
Oil & Gas Drilling - 8.30%
ENSCO International Incorporated	33	1,289
Helmerich & Payne, Inc.	56	2,033
Nabors Industries Ltd. (A)	68	1,196
Oasis Petroleum LLC (A)	60	871
Seadrill Limited	36	649
Transocean Inc. (A)	13	625
		6,663
Oil & Gas Equipment & Services - 23.31%
Baker Hughes Incorporated	57	2,363
Cameron International Corporation (A)	61	1,976
Core Laboratories N.V.	6	886
FMC Technologies, Inc. (A)	27	1,409
Halliburton Company	123	3,013
National Oilwell Varco, Inc.	74	2,455
Schlumberger Limited	53	2,951
Smith International, Inc.	21	785
Superior Energy Services, Inc. (A)	46	851
Tenaris S.A., ADR	59	2,025
		18,714
Oil & Gas Exploration & Production - 27.40%
Anadarko Petroleum Corporation	30	1,067
Apache Corporation	25	2,117
Cabot Oil & Gas Corporation	25	788
CNOOC Limited, ADR	6	1,089
Continental Resources, Inc. (A)	56	2,492
Devon Energy Corporation	28	1,701
EOG Resources, Inc.	25	2,454
Newfield Exploration Company (A)	53	2,585
Noble Energy, Inc.	35	2,104
SandRidge Energy, Inc. (A)	99	575
Southwestern Energy Company (A)	85	3,271
Ultra Petroleum Corp. (A)	40	1,757
		22,000
Oil & Gas Refining & Marketing - 1.83%
Clean Energy Fuels Corp. (A)	48	718
Valero Energy Corporation	42	749
		1,467
Oil & Gas Storage & Transportation - 6.46%
El Paso Corporation	126	1,402
El Paso Pipeline Partners, L.P.	46	1,306
Enbridge Inc.	37	1,715
Williams Companies, Inc. (The)	42	761
		5,184
TOTAL COMMON STOCKS - 94.24%		$75,658
(Cost: $69,446)

SHORT-TERM SECURITIES - 5.61%	Principal
Master Note
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (B)	$ 4,505	$4,505
(Cost: $4,505)

TOTAL INVESTMENT SECURITIES - 99.85%		$80,163
(Cost: $73,951)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.15%		123

NET ASSETS - 100.00%		$80,286

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$75,658	$––	$––
Short-Term Securities	––	4,505	––
Total Investments in Securities	$75,658	$4,505	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Austria - 1.04%
Andritz AG (A)	20	$1,115
bwin Interactive Entertainment AG (A)	25	1,105
		2,220
Cayman Islands - 1.41%
Subsea 7 Inc. (A)(B)	200	3,000

Cyprus - 0.69%
Prosafe Production (A)(B)	727	1,467

France - 9.45%
BNP Paribas (A)	62	3,325
Cap Gemini S.A. (A)	40	1,758
Gemalto N.V. (A)	50	1,882
Ingenico S.A. (A)	80	1,712
JCDecaux S.A. (A)	60	1,398
LVMH Moet Hennessy - Louis Vuitton (A)	10	1,088
Sanofi-Aventis (A)	80	4,819
VINCI (A)	100	4,152
		20,134
Germany - 16.58%
AIXTRON AG (A)	120	2,842
Bayer Aktiengesellschaft (A)	80	4,461
DaimlerChrysler AG, Registered Shares (A)	60	3,036
Dialog Semiconductor plc (A)(B)	280	3,313
HeidelbergCement AG (A)(C)	33	1,584
HeidelbergCement AG (A)	20	948
Linde Aktiengesellschaft (A)	45	4,731
MorphoSys AG (A)(B)	70	1,242
QIAGEN N.V. (A)(B)	150	2,899
RHON-KLINIKUM Aktiengesellschaft, Ordinary Shares (A)	70	1,551
SGL Carbon SE (A)(B)	40	1,155
Siemens AG (A)	50	4,496
Tognum AG (A)	50	935
Wirecard AG (A)	250	2,127
		35,320
Greece - 0.91%
Coca-Cola Hellenic Bottling Company S.A. (A)	90	1,930

Ireland - 2.27%
Grafton Group plc, Units (A)	873	3,095
Paddy Power plc (A)	56	1,748
		4,843
Italy - 4.42%
AUTOGRILL S.p.A. (A)	150	1,793
AZIMUT HOLDING S.p.A. (A)	102	839
DiaSorin S.p.A. (A)	31	1,131
Saipem S.p.A. (A)	150	4,569
TREVI-Finanziaria Industriale S.p.A. (A)	75	1,076
		9,408
Netherlands - 3.35%
ASML Holding N.V., Ordinary Shares (A)	164	4,523
ING Groep N.V., Certicaaten Van Aandelen (A)	150	1,110
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	50	1,493
		7,126
Norway - 2.87%
StatoilHydro ASA (A)	318	6,119

Portugal - 1.05%
Galp Energia, SGPS, S.A., Class B (A)	150	2,241

Russia - 1.13%
Sberbank (Savings Bank of the Russian Federation) (A)	1,000	2,403

Spain - 2.55%
Banco Santander Central Hispano, S.A. (A)	300	3,146
Industria de Diseno Textil, S.A. (A)	40	2,281
		5,427
Switzerland - 17.43%
ARYZTA AG (A)	66	2,506
BELIMO Holding AG, Registered Shares (A)	1	709
Compagnie Financiere Richemont S.A. (A)	70	2,444
Credit Suisse Group, Registered Shares (A)	100	3,759
Nestle S.A., Registered Shares (A)	140	6,751
Novartis AG, Registered Shares (A)	100	4,846
Roche Holdings AG, Genusscheine (A)	40	5,506
Sonova Holding AG (A)	10	1,233
Swatch Group Ltd (The), Bearer Shares (A)	4	1,128
Tecan Group Ltd., Registered Shares (A)	35	2,228
TEMENOS Group AG (A)(B)	140	3,370
UBS AG (A)	200	2,650
		37,130
Turkey - 0.98%
Turkiye Garanti Bankasi Anonim Sirketi (A)	500	2,081

United Kingdom - 26.02%
Ashtead Group plc (A)	917	1,223
Aurora Russia Limited (A)(B)	1,557	617
Autonomy Corporation plc (A)(B)	120	3,271
Barclays plc (A)	605	2,413
BG Group plc (A)	200	2,975
Britvic plc (A)	350	2,480
Bunzl plc (A)	200	2,003
Capita Group plc (The) (A)	200	2,203
Compass Group plc (A)	300	2,282
HSBC Holdings plc (A)	405	3,699
Imperial Tobacco Group plc (A)	200	5,589
MAXjet Airways, Inc. (A)(B)(D)	1,129	––	*
MAXjet Airways, Inc. (A)(B)	150	––	*
Prudential plc (A)	400	3,017
Reckitt Benckiser Group plc (A)	100	4,651
Rio Tinto plc (A)	75	3,294
Serco Group plc (A)	300	2,620
Standard Chartered plc (A)	100	2,435
Vodafone Group plc (A)	2,000	4,121
Xstrata plc (A)	500	6,547
		55,440

TOTAL COMMON STOCKS - 92.15%		$196,289
(Cost: $219,815)

PREFERRED STOCKS - 2.84%
Germany
Fresenius AG (A)	15	987
Volkswagen AG (A)(C)	58	5,059
(Cost: $6,051)		$6,046

SHORT-TERM SECURITIES	Principal
Master Note - 1.33%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (E)	$2,826	2,826

United States Government Agency Obligations - 2.38%
Overseas Private Investment Corporation:
0.160%, 8-15-10 (E)	4,000	4,000
0.250%, 9-15-10 (E)	1,074	1,074
		5,074

TOTAL SHORT-TERM SECURITIES - 3.71%		$7,900
(Cost: $7,900)

TOTAL INVESTMENT SECURITIES - 98.70%		$210,235
(Cost: $233,766)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.30%		2,769

NET ASSETS - 100.00%		$213,004

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$––	$196,289	$––
Preferred Stocks	––	6,046	––
Short-Term Securities	––	7,900	––
Total Investments in Securities	$––	$210,235	$––

* Not shown due to rounding.

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $6,643 or 3.12% of net assets.

(D) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to less than 0.005% of net assets.

(E) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date the variable rate resets.

Securities with an aggregate market value of $201,718, representing 94.70% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS - 0.23%	Shares	Value
Oil & Gas Drilling
Seadrill Limited	22	$402

(Cost: $417)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense - 0.28%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$500	502

Agricultural Products - 2.92%
BFF International Limited,
7.250%, 1-28-20 (B)	2,000	2,049
Bunge Limited Finance Corp.:
7.800%, 10-15-12	250	287
5.350%, 4-15-14	300	317
CCL Finance Limited:
9.500%, 8-15-14	1,450	1,657
9.500%, 8-15-14 (B)	500	571
COSAN FINANCE LIMITED,
7.000%, 2-1-17	128	133
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	175	174
		5,188
Air Freight & Logistics - 0.33%
FedEx Corporation,
7.375%, 1-15-14	500	584

Banking - 3.26%
Banco BMG S.A.:
8.750%, 7-1-10	183	183
9.150%, 1-15-16	990	1,049
Banco Cruzeiro do Sul S.A.,
8.500%, 2-20-15 (A)	1,500	1,511
Banco Industrial e Comercial S.A.,
6.250%, 1-20-13 (B)	1,500	1,516
Banco Santander (Brasil) S.A.,
4.500%, 4-6-15 (A)	750	739
SB Capital S.A.,
5.930%, 11-14-11	500	519
VTB Capital S.A.,
6.609%, 10-31-12	250	257
		5,774
Beverage / Bottling - 0.14%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (C)	BRL450	242

Brewers - 1.03%
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10-15-12	$750	771
Miller Brewing Company,
5.500%, 8-15-13	500	547
Molson Coors Capital Finance,
4.850%, 9-22-10	500	504
		1,822
Cable & Satellite - 0.90%
Grupo Televisa, S.A.,
8.000%, 9-13-11	150	162
Pontis Ltd.:
6.250%, 7-20-10 (A)	1,000	980
6.250%, 7-20-10	450	441
		1,583
Coal & Consumable Fuels - 0.57%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,008

Communications Equipment - 0.64%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (D)	1,000	1,134

Construction Business - 0.59%
Odebrecht Finance Ltd.:
7.500%, 10-18-17	500	524
7.500%, 10-18-17 (B)	500	524
		1,048
Construction Materials - 0.09%
CEMEX Espana, S.A.,
9.250%, 5-12-20	185	161

Consumer Products - 0.43%
Clorox Co.,
5.450%, 10-15-12	700	762

Distillers & Vintners - 1.41%
Central European Distribution Corporation,
9.125%, 12-1-16 (B)	2,000	1,930
Diageo Capital plc,
7.375%, 1-15-14	250	293
Diageo Finance B.V.,
5.500%, 4-1-13	250	275
		2,498
Diversified Banks - 0.58%
ICICI Bank Limited:
5.750%, 1-12-12 (B)	500	515
5.750%, 1-12-12	250	258
6.625%, 10-3-12	250	263
		1,036
Diversified Chemicals - 0.65%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,155

Diversified Metals & Mining - 1.15%
Anglo American Capital plc,
9.375%, 4-8-14	500	598
Southern Peru Copper Corporation,
6.375%, 7-27-15 (A)	275	307
Teck Cominco Limited,
7.000%, 9-15-12	500	538
Teck Resources Limited,
9.750%, 5-15-14	500	591
		2,034
Diversified Telecom - 0.14%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	250	255

Electric - 7.15%
Abu Dhabi National Energy Company PJSC,
5.620%, 10-25-12	1,000	1,038
Allegheny Energy, Inc.,
8.250%, 4-15-12 (B)	1,500	1,640
Aquila, Inc.,
11.875%, 7-1-12 (E)	500	576
DPL Inc.,
6.875%, 9-1-11	500	529
Empresa Nacional de Electricidad S.A.,
8.350%, 8-1-13	1,500	1,717
ENEL Finance International S.A.,
3.875%, 10-7-14 (A)	500	504
FirstEnergy Corp.,
6.450%, 11-15-11	275	290
HQI Transelec Chile S.A.,
7.875%, 4-15-11	112	118
Monongahela Power Company,
7.950%, 12-15-13 (A)	1,000	1,179
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,080
PPL Energy Supply, LLC:
6.400%, 11-1-11	500	532
6.300%, 7-15-13	500	555
Southern Power Company,
6.250%, 7-15-12	500	544
Star Energy Geothermal (Wayang Windu) Limited,
11.500%, 2-12-15 (B)	750	776
TransAlta Corporation,
5.750%, 12-15-13	1,000	1,090
UtiliCorp United Inc.,
7.950%, 2-1-11	500	517
		12,685
Electronics - 0.57%
STATS ChipPAC Ltd.:
7.500%, 7-19-10	500	499
6.750%, 11-15-11	500	503
		1,002
Energy - 0.22%
CITIC Resources Holdings Limited,
6.750%, 5-15-14	400	392

Environmental & Facilities Services - 0.14%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	250	255

Finance Companies - 0.42%
SLM Corporation,
5.400%, 10-25-11	750	746

Fishery - 0.22%
Corporacion Pesquera Inca S.A.C.,
9.000%, 2-10-17	400	391

Food Processors - 1.51%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13 (A)	1,000	1,089
Cargill, Inc.,
6.375%, 6-1-12 (B)	1,000	1,085
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5-1-14	450	505
		2,679
Forest Products - 0.75%
Sino-Forest Corporation,
10.250%, 7-28-14 (B)	1,250	1,328

Gas - Local Distribution - 2.13%
AGL Capital Corporation,
7.125%, 1-14-11	1,000	1,029
DCP Midstream, LLC,
9.700%, 12-1-13 (B)	500	600
Duke Energy Field Services, LLC,
7.875%, 8-16-10	500	504
Midcontinent Express Pipeline LLC,
5.450%, 9-15-14	560	583
National Fuel Gas Company,
6.700%, 11-21-11	1,000	1,065
		3,781
Gas Pipe Lines - 3.36%
KeySpan Corporation,
7.625%, 11-15-10	1,000	1,024
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5-31-14	960	1,057
7.500%, 5-31-14 (B)	480	528
Plains All American Pipeline, L.P., and PAA Finance Corp.,
7.750%, 10-15-12	1,000	1,111
TransCapital Limited:
7.700%, 8-7-13	500	541
5.670%, 3-5-14 (A)	500	510
Transneft,
6.103%, 6-27-12	500	523
Transportadora de Gas del Sur S.A.,
7.875%, 5-14-17	697	669
		5,963
Health Care Facilities - 0.59%
HCA Inc.:
6.750%, 7-15-13	300	294
9.125%, 11-15-14	225	235
HealthSouth Corporation,
10.750%, 6-15-16	475	514
		1,043
Health Care Facilities / Supplies - 0.16%
DASA Finance Corporation,
8.750%, 5-29-18	270	292

Home Builders - 0.29%
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4-19-16	500	515

Homebuilding - 0.62%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	1,100	1,081

Hotels, Resorts & Cruise Lines - 0.14%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	250	256

Industrial - Other - 0.56%
Bombardier Inc.,
7.500%, 3-15-18 (B)	600	618
Rearden G Holdings EINS GmbH,
7.875%, 3-30-20	365	370
		988
Industrial Machinery - 0.16%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	278

Integrated Oil & Gas - 0.28%
Gazstream S.A.,
5.625%, 7-22-13	487	495

Metals / Mining - 4.03%
ALROSA Finance S.A.,
8.875%, 11-17-14	850	901
Indo Integrated Energy B.V.,
8.500%, 6-1-12	1,500	1,553
PT Adaro Indonesia,
7.625%, 10-22-19	500	505
Raspadskaya Securities Limited,
7.500%, 5-22-12	1,400	1,386
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	750	910
Vedanta Resources plc,
8.750%, 1-15-14	800	848
Xstrata Canada Corporation,
8.375%, 2-15-11	1,000	1,042
		7,145
Multi-Utilities - 0.92%
Black Hills Corporation,
6.500%, 5-15-13	1,500	1,631

Office Electronics - 0.15%
Xerox Corporation,
5.500%, 5-15-12	250	267

Oil & Gas - 3.56%
Cenovus Energy Inc.,
4.500%, 9-15-14 (B)	500	534
Empresa Nacional del Petroleo,
6.750%, 11-15-12 (A)	750	822
Pan American Energy LLC,
7.875%, 5-7-21 (A)	1,000	1,000
Petro-Canada,
4.000%, 7-15-13	500	524
Petroleum Geo-Services ASA, Convertible,
2.700%, 12-3-12	1,000	883
PF Export Receivables Master Trust,
6.436%, 6-1-15	252	261
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003-A,
6.436%, 6-1-15 (A)	605	626
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9-30-16	1,000	1,077
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	500	587
		6,314
Oil & Gas Drilling - 1.10%
Pride International, Inc.,
7.375%, 7-15-14	1,600	1,594
Seadrill Limited, Convertible,
3.625%, 11-8-12	400	361
		1,955
Oil & Gas Equipment & Services - 0.34%
Smith International, Inc.,
8.625%, 3-15-14	500	594

Oil & Gas Exploration & Production - 0.26%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	500	453

Oil & Gas Storage & Transportation - 0.90%
Energy Transfer Partners, L.P.,
5.650%, 8-1-12	1,000	1,061
ONEOK Partners, L.P.,
5.900%, 4-1-12	500	533
		1,594
Oilfield Machinery & Service - 1.17%
Frontier Oil Corporation,
6.625%, 10-1-11	992	996
Weatherford International, Inc.,
5.950%, 6-15-12	1,000	1,071
		2,067
Packaged Foods & Meats - 0.16%
Kraft Foods Inc.,
6.000%, 2-11-13	250	276

Paper / Forest Products - 1.69%
Celulosa Arauco y Constitucion S.A.:
8.625%, 8-15-10	500	504
7.750%, 9-13-11	500	533
Fibria Overseas Finance Ltd.,
7.500%, 5-4-20 (A)	1,196	1,214
International Paper Company,
7.400%, 6-15-14	400	456
Stora Enso Oyj,
7.375%, 5-15-11	275	287
		2,994
Pharmaceuticals - 0.58%
Novartis Capital Corporation,
4.125%, 2-10-14	500	539
Shire plc, Convertible,
2.750%, 5-9-14	500	484
		1,023
Publishing - 0.21%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	377

Railroads - 1.08%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	300	325
Kansas City Southern de Mexico, S.A. de C.V.,
7.625%, 12-1-13	1,000	1,020
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	250	300
TFM, S.A. de C.V.,
9.375%, 5-1-12	262	269
		1,914
Restaurants - 0.44%
Arcos Dorados B.V.,
7.500%, 10-1-19 (B)	750	784

Retail Stores - Other - 0.58%
Parkson Retail Group Limited,
7.125%, 5-30-12	1,000	1,026

Service - Other - 0.57%
Waste Management, Inc.,
7.375%, 8-1-10	1,000	1,004

Soft Drinks - 0.12%
PepsiAmericas, Inc.,
5.750%, 7-31-12	200	219

Steel - 0.79%
ArcelorMittal,
9.000%, 2-15-15	500	588
Evraz Group S.A.,
8.875%, 4-24-13	800	821
		1,409
Telecommunications - 0.45%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7-15-13	750	798

Tobacco - 0.33%
B.A.T. International Finance plc,
8.125%, 11-15-13	500	590

Trading Companies & Distributors - 0.81%
Noble Group Limited,
8.500%, 5-30-13	1,300	1,433

Transportation - 0.47%
TGI International Ltd.,
9.500%, 10-3-17	750	835

Utilities - 2.65%
CESP - Companhia Energetica de Sao Paulo:
10.000%, 3-2-11	350	360
9.750%, 1-15-15 (C)	BRL1,000	682
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12-15-16	$550	495
Empresa Distribuidora y Comercializadora Norte S.A.,
10.500%, 10-9-17	405	416
IPALCO Enterprises, Inc.,
8.625%, 11-14-11	1,142	1,188
NiSource Finance Corp.,
7.875%, 11-15-10	1,250	1,278
Veolia Environment,
5.250%, 6-3-13	250	270
		4,689
Wireless Telecommunication Service - 1.83%
America Movil, S.A. de C.V.,
5.500%, 3-1-14	500	545
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15 (B)	800	820
Mobile TeleSystems Finance S.A.:
8.375%, 10-14-10	200	203
8.000%, 1-28-12	600	623
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (C)	RUB6,000	194
Open Joint Stock Company "Vimpel-Communications",
8.375%, 10-22-11	$250	264
VIP Finance Ireland Limited,
8.375%, 4-30-13	550	582
		3,231

TOTAL CORPORATE DEBT SECURITIES - 59.57%		$105,578
(Cost: $100,495)

OTHER GOVERNMENT SECURITIES
Argentina - 0.69%
Republic of Argentina (The),
0.000%, 12-15-35 (D)	16,000	1,220

Norway - 0.29%
Norway Government Bonds,
6.000%, 5-16-11 (C)	NOK3,200	508

Russia - 0.19%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (C)	RUB10,000	329

Supranational - 1.48%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION:
4.875%, 1-15-12	$500	517
4.875%, 1-15-12 (A)	500	517
Corporacion Andina de Fomento:
7.375%, 1-18-11	500	516
6.875%, 3-15-12	1,000	1,081
		2,631

TOTAL OTHER GOVERNMENT SECURITIES - 2.65%		$4,688
(Cost: $4,812)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.93%
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 5-15-24	466	491
4.000%, 11-15-36	448	474
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (F)
5.500%, 1-15-38	2,870	355
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1-25-19	414	436
4.000%, 9-25-24	420	442
5.000%, 2-25-35	327	342
3.500%, 9-25-39	477	494
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 6-25-22	705	48
4.000%, 7-15-23	6,593	762
5.000%, 7-25-23	607	77
4.000%, 12-15-23	1,935	230
4.000%, 2-15-24	2,832	340
4.000%, 4-15-24	3,100	358
5.500%, 1-25-33	898	107
6.000%, 4-25-33	2,312	345
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	441	471
5.000%, 8-1-23	217	232
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	693	89
6.000%, 9-16-33	1,727	250
4.500%, 11-20-36	2,345	301
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	303	323
		$6,967
(Cost: $7,420)

UNITED STATES GOVERNMENT OBLIGATIONS - 14.27%
Treasury Obligations
United States Treasury Notes:
1.125%, 12-15-11	10,000	10,097
1.375%, 2-15-13	15,000	15,200
		$25,297
(Cost: $24,943)

SHORT-TERM SECURITIES
Commercial Paper (G) - 9.67%
American Honda Finance Corp.,
0.170%, 7-26-10	3,000	3,000
Citigroup Funding Inc.,
0.300%, 7-27-10	2,787	2,786
Corporacion Andina de Fomento,
0.260%, 7-16-10	3,000	3,000
CVS Caremark Corporation,
0.390%, 7-12-10	3,300	3,299
General Mills, Inc.,
0.320%, 7-9-10	2,000	2,000
McCormick & Co. Inc.,
0.000%, 7-1-10	3,058	3,058
		17,143
Master Note - 2.88%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (H)	5,098	5,098

Municipal Obligations - Taxable - 4.82%
City of Cape Coral, FL (Bank of America, N.A.),
0.330%, 7-6-10	3,000	3,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (H)	3,000	3,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.140%, 7-1-10 (H)	2,550	2,550
		8,550

TOTAL SHORT-TERM SECURITIES - 17.37%		$30,791
(Cost: $30,791)

TOTAL INVESTMENT SECURITIES - 98.02%		$173,723
(Cost: $168,878)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.98%		3,512

NET ASSETS - 100.00%		$177,235

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$402	$––	$––
Corporate Debt Securities	––	105,578	––
Other Government Securities	––	4,359	329
United States Government Agency Obligations	––	6,967	––
United States Government Obligations	––	25,297	––
Short-Term Securities	––	30,791	––
Total Investments in Securities	$402	$172,992	$329
Forward Foreign Currency Contracts	$––	$12	$––

Liabilities
Forward Foreign Currency Contracts	$––	$154	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 4-1-10	$205	$347
Net realized gain (loss)	––	––
Net unrealized appreciation (depreciation)	––	(18)
Purchases	––	––
Sales	––	––
Transfers into Level 3 during the period	––	––
Transfers out of Level 3 during the period	(205)	––
Ending Balance 6-30-10	$––	$329
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––	$(18)

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Goldman Sachs International	13,200	3-24-11	$––	$7
Buy	Chinese Yuan Renminbi	Citibank, N.A.	27,500	9-19-11	––	40
Buy	Chinese Yuan Renminbi	Citibank, N.A.	5,600	12-7-11	12	––
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,100	12-7-11	––	75
Sell	Japanese Yen	Deutsche Bank AG	312,100	5-10-11	––	32

					$12	$154

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $11,500 or 6.49% of net assets.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $15,818 or 8.92% of net assets.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, NOK - Norwegian Krone and RUB - Russian Ruble).

(D)Zero coupon bond.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)Rate shown is the yield to maturity at June 30, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Global Natural Resources Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Bermuda - 1.04%
Aquarius Platinum Limited (A)	3,000	$14,517
Bunge Limited	700	34,433
		48,950
Brazil - 5.23%
Companhia de Saneamento de Minas Gerais (A)	4,196	58,112
Companhia Energetica de Minas Gerais - CEMIG, ADR	3,500	51,345
Companhia Vale de Rio Doce, ADR	500	12,175
Petroleo Brasileiro S.A. - Petrobras, ADR	250	8,580
Suzano Bahia Sul Papel E Celulose S.A. (A)	11,188	94,273
Tractebel Energia S.A. (A)	1,850	21,626
		246,111
British Virgin Islands - 0.08%
A-Power Energy Generation Systems, Ltd. (B)	500	3,560

Canada - 13.39%
Agnico-Eagle Mines Limited	750	45,585
Agrium Inc.	100	4,894
Barrick Gold Corporation	1,000	45,410
Canadian Natural Resources Limited (A)	4,800	159,300
Canadian Oil Sands Trust (A)	1,125	28,522
First Quantum Minerals Ltd. (A)	1,500	75,455
Goldcorp Inc.	1,000	43,850
Imperial Oil Limited (A)	952	34,684
MGM Energy Corp. (A)(B)	12,543	2,239
Migao Corporation (A)(B)(C)	1,550	8,649
Migao Corporation (A)(B)	140	783
Neo Material Technologies Inc. (A)(B)	850	2,858
Potash Corporation of Saskatchewan Inc.	900	77,616
Suncor Energy Inc. (A)	1,000	29,430
Teck Cominco Limited (A)	2,250	66,535
Uranium Participation Corporation (A)(B)	750	3,981
		629,791
Cayman Islands - 0.83%
China High Speed Transmission Equipment Group Co., Ltd. (A)	14,000	29,407
Vinda International Holdings Limited (A)	11,375	9,602
		39,009
Chile - 0.23%
Sociedad Quimica y Minera de Chile S.A., ADR	325	10,598

China - 3.49%
Sino-Forest Corporation, Class A (A)(B)	3,199	45,470
Trina Solar Limited, ADR (B)	2,150	37,152
Yingli Green Energy Holding Company Limited, ADR (B)(D)	8,000	81,440
		164,062
Cyprus - 0.15%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(E)	3,630	7,260

Germany - 0.10%
Phoenix Solar Aktiengesellschaft, Sulzemoos (A)	125	4,716

Hong Kong - 0.22%
Guangdong Investment Limited (A)	22,000	10,357

Indonesia - 2.02%
PT Adaro Energy Tbk (A)	120,000	26,065
PT Bumi Resources Tbk (A)	200,000	40,831
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	15,000	28,292
		95,188
Israel - 0.89%
Israel Chemicals Ltd. (A)	4,000	41,671

Japan - 2.09%
Mitsubishi Corporation (A)	4,750	98,270

Luxembourg - 0.17%
Tenaris S.A., ADR	225	7,787

Marshall Islands - 0.06%
Genco Shipping & Trading Limited (B)	200	2,998

Netherlands - 0.20%
Chicago Bridge & Iron Company N.V., NY Shares (B)	500	9,405

Norway - 1.15%
Seadrill Limited (A)	3,000	54,114

Panama - 0.39%
McDermott International, Inc. (B)	850	18,411

Russia - 6.23%
Mechel Steel Group OAO, ADR	4,500	81,630
OJSC Oil Company Rosneft, GDR (A)	4,000	24,393
Open Joint Stock Company "RusHydro", ADR (A)(B)	3,000	14,480
Open Joint Stock Company Gazprom, ADR (A)	7,750	145,919
Uralkali Group, GDR (A)	1,500	26,697
		293,119
Singapore - 1.20%
Golden Agri-Resources Ltd (A)	35,000	13,121
Indofood Agri Resources Ltd. (A)(B)	10,000	14,969
Straits Asia Resources Limited (A)	20,000	28,260
		56,350
South Africa - 0.40%
Impala Platinum Holdings Limited (A)	800	18,619

South Korea - 1.08%
LG Chem, Ltd. (A)	175	43,889
Samsung SDI Co., Ltd. (A)	50	6,997
		50,886
Thailand - 0.89%
Banpu Public Company Limited (A)	2,250	41,672

United Kingdom - 8.44%
Antofagasta plc (A)	4,250	49,447
Randgold Resources Limited, ADR	1,800	170,550
Rio Tinto plc (A)	1,500	65,872
Rio Tinto plc, ADR	300	13,080
Xstrata plc (A)	7,500	98,210
		397,159
United States - 38.65%
Alpha Natural Resources, Inc. (B)(D)	7,000	237,090
Cabot Oil & Gas Corporation	4,100	128,411
Cameron International Corporation (B)	2,500	81,300
Celanese Corporation, Series A	2,750	68,503
CF Industries Holdings, Inc.	100	6,345
Chesapeake Energy Corporation (F)	3,250	68,087
Cobalt International Energy, Inc. (B)	2,250	16,763
CONSOL Energy Inc.	2,000	67,520
Crown Holdings, Inc. (B)	400	10,016
El Paso Corporation	13,000	144,430
EOG Resources, Inc.	150	14,756
EXCO Resources, Inc.	2,250	32,873
Foster Wheeler Ltd. (B)	300	6,318
GrafTech International Ltd. (B)	3,750	54,825
Halliburton Company (F)	7,250	177,988
Oasis Petroleum LLC (B)	838	12,148
Occidental Petroleum Corporation (F)	1,600	123,440
Owens-Illinois, Inc. (B)	1,750	46,288
Peabody Energy Corporation	1,250	48,913
Petrohawk Energy Corporation (B)	9,500	161,214
Plains Exploration and Production Company (B)	1,500	30,915
Range Resources Corporation	900	36,135
Rock-Tenn Company, Class A	717	35,603
Schlumberger Limited (F)	1,250	69,175
Smith International, Inc.	500	18,825
Southwestern Energy Company (B)	300	11,592
Williams Companies, Inc. (The)	6,000	109,680
		1,819,153

TOTAL COMMON STOCKS - 88.62%		$4,169,216
(Cost: $4,178,628)

PREFERRED STOCKS
Brazil - 1.13%
Bradespar S.A. (A)	750	13,596
Companhia Energetica de Minas Gerais - CEMIG (A)	2,750	39,764
		53,360
United States - 0.27%
Konarka Technologies, Inc., 8.0% Cumulative (B)(E)	3,500	12,565

TOTAL PREFERRED STOCKS - 1.40%		$65,925
(Cost: $53,303)

CALL OPTIONS	Number of Contracts
Barrick Gold Corporation,
Jan $30.00, Expires 1-24-11	50	80,625
Chevron Corporation,
Dec $50.00, Expires 12-20-10	10	18,725
El Paso Corporation,
Jan $5.00, Expires 1-24-11	60	37,350
Exxon Mobil Corporation,
Jan $40.00, Expires 1-24-11	24	42,602
Occidental Petroleum Corporation,
Jan $60.00, Expires 1-24-11	5	10,775
Williams Companies, Inc. (The),
Jan $15.00, Expires 1-24-11	60	26,100

TOTAL CALL OPTIONS - 4.59%		$216,177
(Cost: $220,705)

CORPORATE DEBT SECURITIES - 0.11%	Principal
Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (C)(G)(H)	BRL10,692	$5,208

(Cost: $5,046)

SHORT-TERM SECURITIES
Commercial Paper (I) - 3.34%
Citigroup Funding Inc.:
0.330%, 7-15-10	$ 15,000	14,998
0.300%, 7-27-10	18,442	18,438
Corporacion Andina de Fomento,
0.260%, 7-16-10	10,450	10,449
Ecolab Inc.,
0.000%, 7-1-10	15,342	15,342
Hewlett-Packard Company,
0.150%, 7-23-10	6,820	6,819
John Deere Credit Limited (John Deere Capital Corporation),
0.170%, 7-20-10	10,993	10,992
L'Oreal USA, Inc.,
0.180%, 7-21-10	5,000	4,999
Nokia Corp.:
0.210%, 7-7-10	15,000	14,999
0.240%, 7-27-10	25,000	24,996
Roche Holdings, Inc.,
0.140%, 7-19-10	10,000	9,999
Wisconsin Electric Power Co.,
0.200%, 7-13-10	25,000	24,999
		157,030
Master Note - 0.05%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (J)	2,294	2,294

Municipal Obligations - Taxable - 0.35%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (J)	3,400	3,400
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.),
0.330%, 7-6-10	13,000	13,000
		16,400
Repurchase Agreements - 0.95%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 6-30-10 to be repurchased at $45,000,
0.010%, 7-1-10 (K)	45,000	45,000

United States Government Agency Obligations - 0.18%
Overseas Private Investment Corporation,
0.250%, 11-15-10 (J)	8,600	8,600

TOTAL SHORT-TERM SECURITIES - 4.87%		$229,324
(Cost: $229,324)

TOTAL INVESTMENT SECURITIES - 99.59%		$4,685,850
(Cost: $4,687,006)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.41%		19,153

NET ASSETS - 100.00%		$4,705,003

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.
Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,211,570	$ 950,386	$ 7,260
Preferred Stocks	53,360	––	12,565
Call Options	216,177	––	––
Corporate Debt Securities	––	––	5,208
Short-Term Securities	––	229,324	––
Total Investments in Securities	$3,481,107	$1,179,710	$25,033
Forward Foreign Currency Contracts	$––	$8,158	$––
Futures Contracts	20,437	––	––

Liabilities
Forward Foreign Currency Contracts	$––	$6,280	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 4-1-10	$7,260	$12,565	$8,428
Net realized gain (loss)	––	––	––
Net unrealized appreciation (depreciation)	––	––	(3,220)
Purchases	––	––	––
Sales	––	––	––
Transfers into Level 3 during the period	––	––	––
Transfers out of Level 3 during the period	––	––	––
Ending Balance 6-30-10	$7,260	$12,565	$5,208
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––	$––	$(3,220)

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	43,000	7-16-10	$ ––	$1,185
Sell	Brazilian Real	Mellon Bank N.A.	20,300	7-23-10	––	584
Sell	Brazilian Real	Toronto-Dominion Bank (The)	43,000	8-20-10	––	40
Sell	Brazilian Real	Royal Bank of Canada	43,000	9-3-10	––	71
Sell	Brazilian Real	Mellon Bank N.A.	27,500	9-17-10	––	611
Sell	Brazilian Real	Toronto-Dominion Bank (The)	42,600	9-24-10	497	––
Sell	British Pound	Royal Bank of Canada	16,325	7-16-10	803	––
Sell	British Pound	Royal Bank of Canada	11,000	7-16-10	––	39
Sell	British Pound	Mellon Bank N.A.	26,200	7-30-10	730	––
Sell	British Pound	Toronto-Dominion Bank (The)	28,100	8-20-10	––	1,462
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	94,700	8-20-10	––	204
Sell	Canadian Dollar	Mellon Bank N.A.	88,400	9-17-10	2,725	––
Sell	Canadian Dollar	Mellon Bank N.A.	66,500	9-24-10	2,937	––
Sell	Euro	Toronto-Dominion Bank (The)	1,675	7-16-10	168	––
Sell	Euro	Toronto-Dominion Bank (The)	290	7-16-10	––	1
Sell	Japanese Yen	Mellon Bank N.A.	2,960,000	9-1-10	––	1,350
Sell	Japanese Yen	Toronto-Dominion Bank (The)	1,550,000	9-15-10	––	717
Sell	South African Rand	Royal Bank of Canada	30,800	7-14-10	182	––
Sell	South African Rand	Royal Bank of Canada	6,000	7-14-10	––	7
Sell	South African Rand	Scotia Capital Inc. (USA)	27,500	7-28-10	99	––
Sell	South African Rand	Toronto-Dominion Bank (The)	7,400	9-1-10	17	––
Sell	South African Rand	Toronto-Dominion Bank (The)	4,500	9-1-10	––	9

					$8,158	$6,280

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $13,857 or 0.29% of net assets.

(D)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(E)Illiquid restricted securities. At June 30, 2010, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	3,630	$6,183	$7,260
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	12,565
			$17,033	$19,825

The total value of these securities represented approximately 0.42% of net assets at June 30, 2010.

(F)Securities serve as collateral for the following open futures contracts at June 30, 2010:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
S&P/Toronto Stock Exchange 60 Index	Short	9-17-10	2	$(185,769)	$5,260
S&P 500 E-mini	Short	9-17-10	5	(256,650)	15,177
				$(442,419)	$20,437

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(I)Rate shown is the yield to maturity at June 30, 2010.

(J)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date the variable rate resets.

(K)Collateralized by $45,076 United States Treasury Note, 1.375% due 10-15-12; market value and accrued interest aggregate $45,877.

Securities with an aggregate market value of $975,420, representing 20.73% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares		Value
Building Products - 0.05%
Nortek, Inc. (A)	14		$605

Casinos & Gaming - 0.94%
Sands China Ltd. (A)(B)(C)	7,883		11,651

TOTAL COMMON STOCKS - 0.99%			$12,256
(Cost: $9,500)

PREFERRED STOCKS - 0.02%
Consumer Finance
GMAC INC. (D)	––	*	$235

(Cost: $-)

WARRANTS
Apparel Retail - 0.05%
St. John Knits International, Incorporated, Warrants (D)	48		629

Fishery - 0.07%
ASG Consolidated LLC, Warrants	12		883

TOTAL WARRANTS - 0.12%			$1,512
(Cost: $702)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense - 2.11%
DynCorp International Inc.,
10.375%, 7-1-17 (C)	$8,075		8,095
Sequa Corporation,
11.750%, 12-1-15 (C)	6,530		6,318
Vought Aircraft Industries, Inc.,
8.000%, 7-15-11	11,700		11,700
			26,113
Agricultural Products - 0.26%
Southern States Cooperative, Inc.,
11.250%, 5-15-15 (C)	3,300		3,168

Auto Parts & Equipment - 1.10%
Sonic Automotive, Inc.:
8.625%, 8-15-13	3,511		3,564
9.000%, 3-15-18	9,955		10,104
			13,668
Automobile Manufacturers - 0.11%
UCI Holdco, Inc.,
8.537%, 12-15-13 (E)(F)	1,443		1,395

Banking - 2.95%
CapitalSource Inc.,
12.750%, 7-15-14 (C)	17,300		19,419
JPMorgan Chase & Co.,
7.900%, 4-29-49 (F)	7,250		7,473
Marshall & Ilsley Corporation,
5.000%, 1-17-17	10,450		9,589
			36,481
Broadband - 0.27%
Broadview Networks Holdings, Inc.,
11.375%, 9-1-12	3,480		3,376

Broadcasting - 1.17%
SIRIUS XM Radio Inc.,
8.750%, 4-1-15 (C)	12,590		12,401
XM Satellite Radio Inc.,
13.000%, 8-1-13 (C)	1,900		2,076
			14,477
Building Products - 8.49%
Ainsworth Lumber Co. Ltd.,
11.000%, 7-29-15 (C)(E)	10,750		9,618
Associated Materials, LLC and Associated Materials Finance, Inc.,
9.875%, 11-15-16	2,705		2,901
Goodman Global Group, Inc.:
0.000%, 12-15-14 (C)(G)	35,187		21,464
13.500%, 2-15-16	12,500		13,750
Hillman Group, Inc. (The),
10.875%, 6-1-18 (C)	9,520		9,806
Norcraft Companies, L.P. and Norcraft Finance Corp.,
10.500%, 12-15-15 (C)	2,405		2,477
Nortek, Inc.,
11.000%, 12-1-13	14,464		15,079
Ply Gem Industries, Inc.:
11.750%, 6-15-13	21,175		22,127
13.125%, 7-15-14 (C)	7,800		7,898
			105,120
Cable & Satellite - 0.07%
Insight Communications Company, Inc.,
9.375%, 7-15-18 (D)	880		880

Capital Goods - 0.28%
RBS Global, Inc. and Rexnord LLC,
8.500%, 5-1-18 (C)	3,630		3,521

Casinos & Gaming - 3.90%
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (H)	1,500		728
MCE Finance Limited,
10.250%, 5-15-18 (C)	6,825		7,089
MGM MIRAGE:
13.000%, 11-15-13	9,060		10,442
10.375%, 5-15-14	2,725		2,963
11.125%, 11-15-17	6,150		6,780
9.000%, 3-15-20 (C)	2,170		2,230
Peninsula Gaming, LLC:
8.375%, 8-15-15	1,700		1,694
10.750%, 8-15-17	2,610		2,597
Pinnacle Entertainment, Inc.:
8.625%, 8-1-17 (C)	2,200		2,266
8.750%, 5-15-20 (C)	440		408
Scientific Games Corporation,
9.250%, 6-15-19	10,725		10,965
			48,162
Chemicals - 0.14%
Hexion Finance Escrow LLC and Hexion Escrow Corporation,
8.875%, 2-1-18	1,950		1,760

Construction Materials - 3.09%
CEMEX Finance LLC,
9.500%, 12-14-16 (C)	5,450		5,259
Headwaters Incorporated,
11.375%, 11-1-14 (C)	12,935		13,065
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	7,250		5,111
14.750%, 2-1-14 (D)	8,100		8,373
16.000%, 6-1-16 (C)	5,687		6,455
			38,263
Consumer Products - 1.03%
Visant Holding Corp.:
8.750%, 12-1-13	7,025		7,096
10.250%, 12-1-13	5,475		5,591
			12,687
Containers - 0.37%
Berry Plastics Corporation,
9.500%, 5-15-18 (C)	2,200		2,013
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14	2,500		2,556
			4,569
Distillers & Vintners - 0.89%
Central European Distribution Corporation,
9.125%, 12-1-16 (C)	11,400		11,001

Diversified Banks - 0.12%
FCE Bank plc,
7.875%, 2-15-11 (I)	GBP1,000		1,505

Diversified Telecom - 0.29%
Qwest Communications International Inc.,
8.000%, 10-1-15	$3,500		3,596

Energy - 0.79%
Calpine Construction Finance Company, L.P.,
8.000%, 6-1-16 (C)	9,600		9,816

Fertilizers & Agricultural Chemicals - 0.30%
Mosaic Company (The),
7.625%, 12-1-16 (C)	3,400		3,673

Finance - 9.95%
Bankrate Inc.,
11.750%, 7-15-15 (C)	13,175		13,053
CIT Group, Inc.:
7.000%, 5-1-13	20,850		19,963
7.000%, 5-1-16	8,600		7,848
7.000%, 5-1-17	9,625		8,663
CNG Holdings, Inc.,
12.250%, 2-15-15 (C)	12,750		12,878
CPM Holdings, Inc.,
10.625%, 9-1-14 (C)	5,350		5,651
Credit Acceptance Corporation,
9.125%, 2-1-17 (C)	3,360		3,377
Dollar Financial Corp.,
10.375%, 12-15-16 (C)	5,375		5,456
E*TRADE Financial Corporation:
7.375%, 9-15-13	2,400		2,160
7.875%, 12-1-15	3,850		3,446
12.500%, 11-30-17 (E)	7,703		8,103
Icahn Enterprises L.P.,
7.750%, 1-15-16 (C)	10,650		10,357
MU Finance plc,
8.375%, 2-1-17 (C)	3,900		3,739
Pinnacle Foods Finance LLC,
9.250%, 4-1-15 (C)	4,750		4,845
TMX Finance LLC and TitleMax Finance Corp,
13.250%, 7-15-15 (C)	13,200		13,727
			123,266
Fishery - 1.82%
American Seafoods Group LLC,
10.750%, 5-15-16 (C)	11,655		11,976
ASG Consolidated LLC,
15.000%, 5-15-17 (C)	11,700		10,559
			22,535
General Merchandise Stores - 0.80%
Dollar General Corporation,
11.875%, 7-15-17	8,692		9,876

Health Care Equipment - 0.31%
Biomet, Inc.,
11.625%, 10-15-17	3,500		3,789

Health Care Facilities - 1.79%
HCA Inc.:
9.625%, 11-15-16	8,008		8,567
9.875%, 2-15-17	500		538
8.500%, 4-15-19	4,750		5,035
HealthSouth Corporation,
8.125%, 2-15-20	8,200		8,057
			22,197
Health Care Facilities / Supplies - 2.35%
Catalent Pharma Solutions, Inc.:
9.500%, 4-15-15 (E)	4,778		4,455
9.750%, 4-15-17 (I)	EUR1,225		1,326
OnCure Holdings, Inc.,
11.750%, 5-15-17 (C)	$6,350		5,952
Radiation Therapy Services, Inc.,
9.875%, 4-15-17 (C)	6,160		5,914
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	2,770		2,909
11.750%, 11-15-14	3,250		3,315
US Oncology, Inc.,
10.750%, 8-15-14	5,075		5,202
			29,073
Home Entertainment Software - 0.44%
SSI Investments II Ltd and SSI,
11.125%, 6-1-18 (C)	5,375		5,456

Hotels, Resorts & Cruise Lines - 0.90%
Starwood Hotels & Resorts Worldwide, Inc.:
6.750%, 5-15-18	8,000		8,000
7.150%, 12-1-19	3,100		3,139
			11,139
Household Products - 0.36%
Simmons Bedding Company,
11.250%, 7-15-15 (C)	4,200		4,510

Industrial - Other - 0.58%
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	7,619		7,124

Internet Software & Services - 1.69%
Equinix, Inc.,
8.125%, 3-1-18	3,225		3,298
SAVVIS, Inc., Convertible,
3.000%, 5-15-12	9,166		8,616
Terremark Worldwide, Inc.,
12.000%, 6-15-17	7,950		8,943
			20,857
IT Consulting & Other Services - 1.44%
SunGard Data Systems Inc.:
9.125%, 8-15-13	3,250		3,303
10.625%, 5-15-15	4,400		4,703
Telvent GIT, S.A., Convertible,
5.500%, 4-15-15 (C)	11,000		9,789
			17,795
Leisure - 1.52%
Regal Cinemas Corporation,
9.375%, 2-1-12	2,000		2,000
Speedway Motorsports, Inc.,
8.750%, 6-1-16	2,950		3,098
Wallace Theater Holdings Inc.,
12.500%, 6-15-13 (C)(F)	8,500		8,488
Yonkers Racing Corporation,
11.375%, 7-15-16 (C)	4,750		5,088
			18,674
Machinery - 0.70%
Altra Holdings, Inc.,
8.125%, 12-1-16 (C)	4,750		4,708
Case New Holland, Inc.,
7.875%, 12-1-17 (C)	3,960		3,990
			8,698
Metals / Mining - 0.64%
Compass Minerals International, Inc.,
8.000%, 6-1-19	3,850		3,934
Severstal Columbus LLC,
10.250%, 2-15-18 (C)	3,870		3,996
			7,930
Motorcycle Manufacturers - 0.73%
Harley-Davidson Funding Corp.,
6.800%, 6-15-18 (C)	8,625		9,089

Office Services & Supplies - 0.63%
Interface, Inc.:
11.375%, 11-1-13	5,250		5,880
9.500%, 2-1-14	1,850		1,899
			7,779
Oil & Gas Equipment & Services - 0.70%
CF Industries, Inc.,
6.875%, 5-1-18	8,475		8,623

Oil & Gas Exploration & Production - 0.27%
Anadarko Petroleum Corporation,
5.950%, 9-15-16	3,900		3,358

Oil & Gas Storage & Transportation - 0.38%
Regency Energy Partners LP,
9.375%, 6-1-16 (C)	4,430		4,696

Oil Equipment - 0.22%
Thermon Industries, Inc.,
9.500%, 5-1-17 (C)	2,640		2,680

Oil Refining & Marketing - 0.64%
RDS Ultra-Deepwater Ltd,
11.875%, 3-15-17 (C)	8,385		7,903

Paper Packaging - 0.21%
Sealed Air Corporation,
6.875%, 7-15-33 (C)	2,750		2,546

Paper Products - 0.31%
Buckeye Technologies Inc.,
8.500%, 10-1-13	3,765		3,812

Pharmaceuticals - 1.07%
BioScrip, Inc.,
10.250%, 10-1-15 (C)	2,580		2,554
PharmaNet Development Group Inc.,
10.875%, 4-15-17 (C)	2,400		2,340
Quintiles Transnational Holdings Inc,
9.500%, 12-30-14 (C)	8,305		8,347
			13,241
Railroads - 0.70%
Kansas City Southern de Mexico, S.A. de C.V.:
12.500%, 4-1-16	2,915		3,483
8.000%, 2-1-18 (C)	2,100		2,174
RailAmerica Inc.,
9.250%, 7-1-17	2,909		3,047
			8,704
Restaurants - 0.38%
NPC International, Inc.,
9.500%, 5-1-14	4,725		4,725

Retail Stores - 0.28%
Jostens IH Corp.,
7.625%, 10-1-12	3,500		3,500

Semiconductors - 0.46%
Freescale Semiconductor, Inc.:
9.125%, 12-15-14 (E)	2,925		2,606
10.125%, 12-15-16	3,900		3,120
			5,726
Service - Other - 8.45%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	13,625		13,591
10.250%, 6-1-16	1,985		2,064
Expedia, Inc.,
8.500%, 7-1-16 (C)	2,435		2,618
KAR Holdings, Inc.,
8.750%, 5-1-14	6,955		6,990
Laureate Education, Inc.:
10.000%, 8-15-15 (C)	30,523		30,370
11.000%, 8-15-15 (C)(E)	12,623		12,354
11.750%, 8-15-17 (C)	23,400		23,985
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4-1-18 (C)	4,320		3,996
West Corporation,
9.500%, 10-15-14	8,610		8,653
			104,621
Technology - 2.54%
Global Geophysical Services, Inc.,
10.500%, 5-1-17 (C)	5,470		5,251
Jabil Circuit, Inc.:
7.750%, 7-15-16	6,860		7,169
8.250%, 3-15-18	2,120		2,247
KEMET Corporation,
10.500%, 5-1-18 (C)	4,400		4,356
L-3 Communications Corporation,
6.125%, 7-15-13	4,325		4,368
Xerox Capital Trust I,
8.000%, 2-1-27	8,010		8,065
			31,456
Utilities - 0.52%
AES Corporation (The),
9.750%, 4-15-16 (C)	6,000		6,450

Wireless Telecommunication Service - 1.89%
Digicel Group Limited:
8.250%, 9-1-17 (C)	4,800		4,752
10.500%, 4-15-18 (C)	4,988		5,144
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (C)	11,275		11,557
WireCo WorldGroup Inc.,
9.500%, 5-15-17 (C)	1,950		1,901
			23,354

TOTAL CORPORATE DEBT SECURITIES - 73.40%			$908,413
(Cost: $870,431)

MUNICIPAL BONDS - TAXABLE - 0.47%
New York
NYC Indl Dev Agy,
11.000%, 3-1-29 (D)	5,000		$5,865

(Cost: $5,000)
SENIOR LOANS
Advertising - 1.29%
Advantage Sales and Marketing Inc.,
8.500%, 4-5-17 (F)	16,000		15,799

Agricultural Products - 1.05%
WM. Bolthouse Farms, Inc.,
9.500%, 7-25-16 (F)	13,000		12,906

Apparel Retail - 1.12%
St. John Knits International, Inc.,
13.000%, 3-2-15 (F)	14,000		13,860

Broadcasting - 0.33%
High Plains Broadcasting Operating Company, LLC,
9.000%, 9-14-16 (F)	4,350		4,133

Cable & Satellite - 1.27%
Newport Television LLC,
9.000%, 9-14-16 (F)	16,599		15,769

Casinos & Gaming - 0.28%
Las Vegas Sands, LLC:
2.100%, 5-23-14 (F)	3,261		2,881
2.100%, 5-23-14 (F)	659		582
			3,463
Communications Equipment - 0.07%
Avaya Inc.,
3.260%, 10-26-14 (F)	997		852

Diversified Capital Markets - 0.56%
Blackstone UTP Capital LLC,
7.750%, 10-29-14 (F)	6,965		6,965

Diversified Support Services - 1.46%
N.E.W. Holdings I, LLC:
9.500%, 3-5-17 (F)	17,816		17,478
9.500%, 3-5-17 (F)	300		294
9.500%, 3-5-17 (F)	300		294
			18,066
Finance - 1.65%
CIT Group, Inc.:
9.500%, 1-18-12 (F)	7,652		7,788
13.000%, 1-18-12 (F)	9,183		9,477
13.000%, 1-18-12 (F)	3,061		3,159
			20,424
Health Care Facilities - 0.07%
Iasis Healthcare Corporation,
5.588%, 6-15-14 (F)	956		851

Hypermarkets & Super Centers - 0.67%
Roundy's Supermarkets, Inc.,
10.000%, 4-5-16 (F)	8,300		8,321

Internet Software & Services - 1.38%
Springboard Finance, L.L.C.,
7.000%, 2-2-15 (F)	17,281		17,049

Leisure Facilities - 0.51%
Six Flags Theme Parks, Inc.,
6.000%, 6-15-15 (F)	6,400		6,269

Leisure Products - 0.35%
Red Football Joint Venture Ltd.,
14.250%, 8-16-17 (F)(I)	GBP3,019		4,352

Retail Stores - 0.86%
Michaels Stores, Inc.:
2.625%, 10-31-13 (F)	$32		30
2.688%, 10-31-13 (F)	1,024		948
2.688%, 10-31-13 (F)	549		509
2.813%, 10-31-13 (F)	1,247		1,155
2.813%, 10-31-13 (F)	1,054		976
Rite Aid Corporation,
9.500%, 6-5-15 (F)	6,976		7,056
			10,674
Service - Other - 0.78%
Laureate Education, Inc.,
7.000%, 8-1-14 (F)	9,931		9,693

Specialty Stores - 0.98%
Provo Craft & Novelty, Inc.,
8.000%, 12-31-49 (F)	12,500		12,156

Telecommunications - 0.56%
Integra Telecom Holdings, Inc.:
9.250%, 4-7-15 (F)	1,350		1,345
9.250%, 4-7-15 (F)	1,350		1,345
Mitel Networks Corporation,
7.460%, 8-15-15 (F)	2,259		2,056
U.S. Telepacific Corp.,
9.250%, 7-25-15 (F)	2,195		2,180
			6,926
Utilities - 4.58%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.500%, 10-10-14 (F)	821		606
3.850%, 10-10-14 (F)	1,952		1,433
3.850%, 10-10-14 (F)	184		136
4.033%, 10-10-14 (F)	11		8
Texas Competitive Electric Holdings Company, LLC:
3.850%, 10-10-14 (F)	64,800		47,305
3.850%, 10-10-14 (F)	8,273		6,108
4.033%, 10-10-14 (F)	318		232
4.033%, 10-10-14 (F)	43		32
4.033%, 10-10-14 (F)	10		7
4.066%, 10-10-14 (F)	1,174		867
			56,734

TOTAL SENIOR LOANS - 19.82%			$245,262
(Cost: $247,207)

SHORT-TERM SECURITIES
Commercial Paper (J) - 5.78%
Bemis Company, Inc.,
0.000%, 7-1-10	8,202		8,202
Clorox Co.:
0.260%, 7-6-10	5,750		5,750
0.350%, 7-12-10	10,000		9,999
0.370%, 7-19-10	6,280		6,279
Corporacion Andina de Fomento,
1.090%, 10-15-10	1,300		1,298
CVS Caremark Corporation,
0.390%, 7-12-10	9,000		8,999
General Mills, Inc.,
0.340%, 7-16-10	9,766		9,765
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.330%, 7-13-10	14,075		14,072
0.350%, 7-26-10	6,000		5,999
Illinois Tool Works Inc.,
0.000%, 7-1-10	1,190		1,190
			71,553
Master Note - 0.04%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (K)	544		544

Municipal Obligations - Taxable - 0.41%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)),
0.480%, 7-1-10 (K)	5,000		5,000

TOTAL SHORT-TERM SECURITIES - 6.23%			$77,097
(Cost: $77,097)

TOTAL INVESTMENT SECURITIES - 101.05%			$1,250,640
(Cost: $1,209,937)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.05%)			(12,976)

NET ASSETS - 100.00%			$1,237,664

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$––	$12,256	$––
Preferred Stocks	––	235	––
Warrants	––	883	629
Corporate Debt Securities	––	908,413	––
Municipal Bonds	––	5,865	––
Senior Loans	––	161,850	83,412
Short-Term Securities	––	77,097	––
Total Investments in Securities	$––	$1,166,599	$84,041
Forward Foreign Currency Contracts	$––	$934	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 4-1-10	$––	$18,252	$41,495
Net realized gain (loss)	––	47	1,888
Net unrealized appreciation (depreciation)	629	(345)	(3,227)
Purchases	––	6,150	36,887
Sales	––	(119)	(8,139)
Transfers into Level 3 during the period	––	––	14,508
Transfers out of Level 3 during the period	––	(23,985)	––
Ending Balance 6-30-10	$629	$––	$83,412
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$629	$––	$(1,332)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Citibank, N.A.	39	8-16-10	$12	$––
Sell	British Pound	Citibank, N.A.	1,038	2-15-11	308	––
Sell	British Pound	Citibank, N.A.	3,499	4-7-11	94	––
Sell	Euro	Citibank, N.A.	60	10-15-10	16	––
Sell	Euro	Citibank, N.A.	60	4-15-11	16	––
Sell	Euro	Citibank, N.A.	60	10-14-11	16	––
Sell	Euro	Citibank, N.A.	60	4-13-12	16	––
Sell	Euro	Citibank, N.A.	60	10-15-12	15	––
Sell	Euro	Citibank, N.A.	60	4-15-13	15	––
Sell	Euro	Citibank, N.A.	60	10-15-13	15	––
Sell	Euro	Citibank, N.A.	60	4-15-14	15	––
Sell	Euro	Citibank, N.A.	60	10-15-14	15	––
Sell	Euro	Citibank, N.A.	60	4-15-15	15	––
Sell	Euro	Citibank, N.A.	60	10-15-15	15	––
Sell	Euro	Citibank, N.A.	60	4-15-16	15	––
Sell	Euro	Citibank, N.A.	60	10-14-16	15	––
Sell	Euro	Citibank, N.A.	1,284	4-13-17	321	––
					$934	$––

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $489,759 or 39.57% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $15,982 or 1.29% of net assets.

(E)Payment-in-kind bonds.

(F)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(G)Zero coupon bond.

(H)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(J)Rate shown is the yield to maturity at June 30, 2010.

(K)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

Securities with an aggregate market value of $12,279, representing 0.99% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

SCHEDULE OF INVESTMENTS
Ivy International Balanced Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia - 11.14%
Amcor Limited (A)	516	$2,749
Australia and New Zealand Banking Group Limited (A)	123	2,215
Crown Limited (A)	498	3,226
David Jones Limited (A)	774	2,779
Foster's Group Limited (A)	875	4,144
John Fairfax Holdings Limited (A)	1,534	1,676
Myer Holdings Limited (A)	776	2,048
Orica Limited (A)	134	2,816
Telstra Corporation Limited (A)(B)	80	218
Telstra Corporation Limited (A)	1,606	4,376
		26,247
Brazil - 2.52%
Companhia Energetica de Minas Gerais - CEMIG, ADR	227	3,329
Vivo Participacoes S.A., ADR	101	2,616
		5,945
China - 2.30%
China Mobile Limited (A)	275	2,728
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	3,712	2,698
		5,426
France - 8.60%
ALSTOM (A)	38	1,706
AXA S.A. (A)	119	1,813
Sanofi-Aventis (A)	59	3,538
Schneider Electric S.A. (A)	19	1,896
Societe Generale (A)	53	2,194
TOTAL S.A. (A)	132	5,899
Vivendi Universal (A)	158	3,212
		20,258
Germany - 1.83%
Bayer Aktiengesellschaft (A)	44	2,443
Deutsche Boerse AG (A)	31	1,865
		4,308
Hong Kong - 4.04%
Cheung Kong (Holdings) Limited (A)	288	3,324
Esprit Holdings Limited (A)	319	1,713
New World Development Company Limited (A)	1,291	2,096
Yue Yuen Industrial (Holdings) Limited (A)	769	2,385
		9,518
Israel - 0.29%
Bezeq - Israel Telecommunication Corp., Ltd. (The) (A)	311	680

Italy - 0.90%
Mediaset S.p.A. (A)	371	2,110

Japan - 5.42%
Canon Inc. (A)	42	1,580
KONAMI CORPORATION (A)	161	2,478
LAWSON, INC. (A)	48	2,104
Nissin Kogyo Co., Ltd. (A)	118	1,721
NTT DoCoMo, Inc. (A)	2	3,115
Sumitomo Corporation (A)	177	1,770
		12,768
Netherlands - 0.92%
Fugro N.V. (A)	47	2,175

Norway - 1.14%
Seadrill Limited (A)	149	2,693

Russia - 0.98%
Mobile TeleSystems OJSC, ADR	121	2,315

Singapore - 1.24%
CapitaCommercial Trust (A)	3,363	2,913

Spain - 3.29%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	165	1,695
Banco Santander Central Hispano, S.A. (A)	193	2,023
Indra Sistemas S.A. (A)	140	2,240
Tecnicas Reunidas, S.A. (A)	39	1,792
		7,750
Switzerland - 2.29%
Roche Holdings AG, Genusscheine (A)	25	3,441
Syngenta AG (A)	8	1,941
		5,382
Taiwan - 3.06%
High Tech Computer Corp. (A)	306	4,064
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,681	3,141
		7,205
United Kingdom - 11.71%
AstraZeneca plc (A)	85	3,997
BAE Systems plc (A)	600	2,791
Barclays plc (A)	472	1,884
Home Retail Group plc (A)	594	1,885
Prudential plc (A)	319	2,410
Royal Dutch Shell plc, Class A (A)	130	3,291
Unilever plc (A)	156	4,161
Vodafone Group plc (A)	1,816	3,743
WPP Group plc (A)	198	1,868
Xstrata plc (A)	116	1,519
		27,549
United States - 1.82%
Coca-Cola Company (The)	52	2,607
Southern Copper Corporation	63	1,681
		4,288

TOTAL COMMON STOCKS - 63.49%		$149,530
(Cost: $166,468)

CORPORATE DEBT SECURITIES	Principal
Argentina - 1.33%
Arcos Dorados B.V.,
7.500%, 10-1-19 (B)	$ 3,000	3,135

Australia - 2.22%
Coles Myer Finance Limited,
6.000%, 7-25-12 (C)	AUD1,250	1,049
Fairfax Media Group Finance Pty Limited,
5.250%, 6-15-12 (C)	EUR2,000	2,470
Vodafone Group plc,
6.750%, 1-10-13 (C)	AUD2,000	1,705
		5,224
Brazil - 2.53%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (C)	BRL7,500	4,030
Pontis Ltd.,
6.250%, 7-20-10 (D)	$ 2,000	1,960
		5,990
Canada - 1.51%
Teck Resources Limited,
9.750%, 5-15-14	3,000	3,547

Denmark - 1.40%
Carlsberg Finans A/S,
7.000%, 2-26-13 (C)	GBP2,000	3,294

France - 2.32%
Vivendi,
7.750%, 1-23-14 (C)	EUR2,000	2,834
WPP Finance S.A.,
5.250%, 1-30-15 (C)	2,000	2,621
		5,455
Luxembourg - 1.11%
Wind Acquisition Finance S.A.:
11.000%, 12-1-15 (C)	1,500	1,834
11.750%, 7-15-17 (B)	$ 750	769
		2,603
Netherlands - 1.19%
Heineken N.V.,
7.125%, 4-7-14 (C)	EUR2,000	2,797

United Kingdom - 1.03%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	$ 2,000	2,427

TOTAL CORPORATE DEBT SECURITIES - 14.64%		$34,472
(Cost: $34,145)

OTHER GOVERNMENT SECURITIES
Australia - 1.68%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (C)	AUD4,600	3,957

France - 3.99%
French Treasury Bond (OAT),
4.250%, 10-25-17 (C)	EUR6,920	9,405

Malaysia - 2.77%
Malaysian Government Bonds:
3.756%, 4-28-11 (C)	MYR8,550	2,663
3.461%, 7-31-13 (C)	12,435	3,864
		6,527
Mexico - 1.23%
United Mexican States Government Bonds,
8.000%, 12-19-13 (C)	MXN35,000	2,898

Netherlands - 1.19%
Netherlands Government Bonds,
4.500%, 7-15-17 (C)	EUR2,000	2,796

New Zealand - 1.17%
New Zealand Government Bonds,
6.000%, 11-15-11 (C)	NZD3,910	2,764

Poland - 0.42%
Poland Government Bonds,
6.250%, 10-24-15 (C)	PLN3,250	989

South Korea - 2.88%
Republic of Korea (The),
7.125%, 4-16-19	$ 1,190	1,430
South Korea Treasury Bonds,
5.250%, 9-10-12 (C)	KRW6,350,000	5,350
		6,780
Sweden - 2.65%
Kingdom of Sweden (The),
5.250%, 3-15-11 (C)	SEK47,170	6,233

TOTAL OTHER GOVERNMENT SECURITIES - 17.98%		$42,349
(Cost: $43,937)

SHORT-TERM SECURITIES - 0.91%
Commercial Paper (E)
United Parcel Service, Inc.,
0.000%, 7-1-10	$ 2,147	$2,147

(Cost: $2,147)

TOTAL INVESTMENT SECURITIES - 97.02%		$228,498
(Cost: $246,697)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.98%		7,028

NET ASSETS - 100.00%		$235,526

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$12,548	$136,982	$––
Corporate Debt Securities	––	34,472	––
Other Government Securities	––	42,349	––
Short-Term Securities	––	2,147	––
Total Investments in Securities	$12,548	$215,950	$––
Forward Foreign Currency Contracts	$––	$1,364	$––

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Goldman Sachs International	14,500	9-28-10	$367	$––
Sell	Euro	Goldman Sachs International	20,500	8-10-10	997	––

					$1,364	$––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $6,820 or 2.90% of net assets.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NZD - New Zealand Dollar, PLN - Polish Zloty and SEK - Swedish Krona).

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $1,960 or 0.83% of net assets.

(E)Rate shown is the yield to maturity at June 30, 2010.

Securities with an aggregate market value of $136,982, representing 58.16% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia - 12.25%
Amcor Limited (A)	1,950	$10,395
Australia and New Zealand Banking Group Limited (A)	417	7,498
Crown Limited (A)	1,520	9,856
Foster's Group Limited (A)	3,314	15,696
John Fairfax Holdings Limited (A)	6,496	7,098
Myer Holdings Limited (A)	3,494	9,220
Orica Limited (A)	442	9,292
Telstra Corporation Limited (A)(B)	146	398
Telstra Corporation Limited (A)	4,889	13,325
		82,778
Brazil - 2.85%
Companhia Energetica de Minas Gerais - CEMIG, ADR	670	9,836
Vivo Participacoes S.A., ADR	364	9,435
		19,271
Canada - 1.49%
Canadian Natural Resources Limited (A)	304	10,076

China - 3.21%
China Mobile Limited (A)	1,103	10,956
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	7,027	5,108
Industrial and Commercial Bank of China Limited, H Shares (A)	7,772	5,649
		21,713
France - 13.10%
ALSTOM (A)	206	9,342
AXA S.A. (A)	612	9,352
Sanofi-Aventis (A)	232	13,980
Schneider Electric S.A. (A)	78	7,842
Societe Generale (A)	220	9,057
TOTAL S.A. (A)	597	26,646
Vivendi Universal (A)	603	12,258
		88,477
Germany - 5.31%
Bayer Aktiengesellschaft (A)	189	10,544
DaimlerChrysler AG, Registered Shares (A)	188	9,492
Deutsche Boerse AG (A)	121	7,374
Deutsche Lufthansa Aktiengesellschaft (A)	609	8,441
		35,851
Greece - 0.61%
Coca-Cola Hellenic Bottling Company S.A. (A)	194	4,150

Hong Kong - 4.49%
Cheung Kong (Holdings) Limited (A)	1,205	13,906
Esprit Holdings Limited (A)	1,347	7,237
New World Development Company Limited (A)	5,654	9,179
		30,322
Israel - 0.43%
Bezeq - Israel Telecommunication Corp., Ltd. (The) (A)	1,318	2,881

Italy - 1.16%
Mediaset S.p.A. (A)	1,372	7,803

Japan - 14.06%
Bridgestone Corporation (A)	779	12,315
Canon Inc. (A)	214	7,968
DENSO CORPORATION (A)	309	8,538
JGC Corporation (A)	648	9,833
Komatsu Ltd. (A)	421	7,575
KONAMI CORPORATION (A)	588	9,067
Mitsui & Co., Ltd. (A)	690	8,043
Nissin Kogyo Co., Ltd. (A)	836	12,222
SOFTBANK CORP. (A)	444	11,776
Sumitomo Corporation (A)	765	7,638
		94,975
Mexico - 2.52%
Fomento Economico Mexicano, S.A.B. de C.V.	200	8,619
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,699	8,407
		17,026
Netherlands - 1.20%
Fugro N.V. (A)	176	8,133

Russia - 1.45%
Mobile TeleSystems OJSC, ADR	512	9,800

Singapore - 1.35%
CapitaCommercial Trust (A)	10,563	9,150

Spain - 3.42%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	702	7,230
Banco Santander Central Hispano, S.A. (A)	798	8,365
Tecnicas Reunidas, S.A. (A)	165	7,487
		23,082
Switzerland - 4.64%
Roche Holdings AG, Genusscheine (A)	88	12,179
Syngenta AG (A)	47	10,943
TEMENOS Group AG (A)(C)	342	8,240
		31,362
Taiwan - 3.76%
High Tech Computer Corp. (A)	937	12,443
Taiwan Semiconductor Manufacturing Company Ltd., ADR	1,329	12,970
		25,413
United Kingdom - 16.99%
AstraZeneca plc (A)	265	12,516
BAE Systems plc (A)	2,495	11,611
Barclays plc (A)	3,150	12,573
Home Retail Group plc (A)	2,136	6,784
Prudential plc (A)	1,293	9,751
Royal Dutch Shell plc, Class A (A)	557	14,055
Unilever plc (A)	571	15,258
Vodafone Group plc (A)	7,662	15,788
WPP Group plc (A)	839	7,907
Xstrata plc (A)	645	8,451
		114,694
United States - 1.07%
Southern Copper Corporation	273	7,254

TOTAL COMMON STOCKS - 95.36%		$644,211
(Cost: $708,805)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) - 1.51%
Corporacion Andina de Fomento,
0.260%, 7-16-10	$ 8,000	7,999
Ecolab Inc.,
0.000%, 7-1-10	2,215	2,215
		10,214
Master Note - 0.09%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (E)	588	588

Municipal Obligations - Taxable - 0.59%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)),
0.480%, 7-1-10 (E)	3,990	3,990

TOTAL SHORT-TERM SECURITIES - 2.19%		$14,792
(Cost: $14,792)

TOTAL INVESTMENT SECURITIES - 97.55%		$659,003
(Cost: $723,597)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.45%		16,581

NET ASSETS - 100.00%		$675,584

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$76,396	$567,815	$––
Short-Term Securities	––	14,792	––
Total Investments in Securities	$76,396	$582,607	$––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $5,506 or 0.82% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Rate shown is the yield to maturity at June 30, 2010.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date the variable rate resets.

Securities with an aggregate market value of $567,815, representing 84.05% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Growth Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia - 7.03%
BHP Billiton plc (A)	71	$2,214
Foster's Group Limited (A)	737	3,492
Orica Limited (A)	74	1,562
Telstra Corporation Limited (A)	1,316	3,587
		10,855
Belgium - 2.11%
InBev NV (A)	68	3,256

Brazil - 2.08%
Banco Santander (Brasil) S.A., Units (A)(B)	126	1,295
BM&FBOVESPA S.A. - Bolsa de Valores, Mercadorias eFuturos (A)	295	1,911
		3,206
Canada - 1.16%
Canadian Natural Resources Limited (A)	54	1,799

China - 6.74%
China Construction Bank Corporation (A)	2,725	2,194
China Life Insurance Company Limited, ADR	44	2,886
Sino-Forest Corporation, Class A (A)(C)	93	1,316
Tingyi Holding Corp. (A)	730	1,790
Wynn Macau, Limited (A)(C)	1,365	2,226
		10,412
France - 5.99%
Cap Gemini S.A. (A)	27	1,194
Pinault-Printemps-Redoute S.A. (A)	25	3,066
Technip-Coflexip (A)	27	1,522
VINCI (A)	84	3,479
		9,261
Germany - 8.60%
adidas AG (A)	37	1,788
Bayer Aktiengesellschaft (A)	31	1,750
DaimlerChrysler AG, Registered Shares (A)	77	3,911
Deutsche Boerse AG (A)	32	1,948
QIAGEN N.V. (A)(C)	82	1,578
SAP Aktiengesellschaft (A)	52	2,307
		13,282
Hong Kong - 4.78%
Cheung Kong (Holdings) Limited (A)	206	2,377
Henderson Land Development Company Limited (A)	412	2,413
Yue Yuen Industrial (Holdings) Limited (A)	836	2,595
		7,385
India - 2.47%
Genpact Limited (C)	52	807
Hero Honda Motors Limited (A)(C)	69	3,014
		3,821
Italy - 1.39%
Saipem S.p.A. (A)	71	2,152

Japan - 13.94%
Bridgestone Corporation (A)	167	2,641
FANUC LTD (A)	8	858
Honda Motor Co., Ltd. (A)	106	3,101
JGC Corporation (A)	154	2,337
KONAMI CORPORATION (A)	124	1,908
Mitsubishi Corporation (A)	123	2,547
Mitsubishi Electric Corporation (A)	296	2,310
Nissin Kogyo Co., Ltd. (A)	136	1,994
Tokyo Electron Limited (A)	58	3,097
YAMADA-DENKI Co., Ltd. (A)	11	744
		21,537
Mexico - 1.31%
Grupo Modelo, S.A.B. de C.V., Series C (A)	410	2,028

Netherlands - 2.03%
ASML Holding N.V., Ordinary Shares (A)	42	1,144
Koninklijke KPN N.V. (A)	156	1,988
		3,132
Norway - 0.92%
Seadrill Limited (A)	79	1,428

Spain - 2.44%
Tecnicas Reunidas, S.A. (A)	45	2,052
Telefonica, S.A. (A)	93	1,718
		3,770
Sweden - 1.13%
ASSA ABLOY AB, Class B (A)	87	1,741

Switzerland - 4.94%
Credit Suisse Group, Registered Shares (A)	17	656
Nestle S.A., Registered Shares (A)	73	3,529
Swatch Group Ltd (The), Bearer Shares (A)	1	420
TEMENOS Group AG (A)(C)	126	3,031
		7,636
Taiwan - 1.27%
High Tech Computer Corp. (A)	148	1,965

United Kingdom - 18.97%
British American Tobacco plc (A)	129	4,098
Capita Group plc (The) (A)	221	2,432
Diageo plc (A)	180	2,826
GlaxoSmithKline plc (A)	46	778
IG Group Holdings plc (A)(B)	253	1,581
Informa plc (A)	296	1,564
International Power plc (A)	527	2,354
Prudential plc (A)	378	2,849
Reckitt Benckiser Group plc (A)	49	2,290
Serco Group plc (A)	287	2,505
tesco plc (A)	328	1,848
Vodafone Group plc (A)	1,320	2,720
Xstrata plc (A)	111	1,455
		29,300
United States - 2.30%
QUALCOMM Incorporated	44	1,451
Schlumberger Limited	38	2,101
		3,552

TOTAL COMMON STOCKS - 91.60%		$141,518
(Cost: $152,519)

PREFERRED STOCKS - 1.87%
Germany
Fresenius AG (A)	44	$2,887

(Cost: $3,183)

WARRANTS - 0.01%
Hong Kong
Henderson Land Development Company Limited, Warrants	100	$17

(Cost: $-)

TOTAL INVESTMENT SECURITIES - 93.48%		$144,422
(Cost: $155,702)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 6.52%		10,067

NET ASSETS - 100.00%		$154,489

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18,696	$122,822	$––
Preferred Stocks	––	2,887	––
Warrants	17	––	––
Total Investments in Securities	$18,713	$125,709	$––
Forward Foreign Currency Contracts	$––	$625	$––

Liabilities
Forward Foreign Currency Contracts	$––	$244	$––

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Goldman Sachs International	11,550	8-10-10	$625	$––
Sell	Japanese Yen	Citibank, N.A.	1,687,000	12-20-10	––	244

					$625	$244

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $2,876 or 1.86% of net assets.

(C)No dividends were paid during the preceding 12 months.

Securities with an aggregate market value of $125,709, representing 81.37% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 0.75%
Precision Castparts Corp.	59	$6,072

Air Freight & Logistics - 0.37%
FedEx Corporation	43	3,022

Application Software - 1.89%
salesforce.com, inc. (A)	179	15,353

Asset Management & Custody Banks - 2.43%
T. Rowe Price Group, Inc.	445	19,761

Biotechnology - 1.01%
Gilead Sciences, Inc. (A)	240	8,210

Casinos & Gaming - 3.73%
Wynn Resorts, Limited	398	30,370

Communications Equipment - 4.69%
Cisco Systems, Inc. (A)	1,606	34,229
QUALCOMM Incorporated	121	3,987
		38,216
Computer Hardware - 12.73%
Apple Inc. (A)	275	69,070
Hewlett-Packard Company	801	34,646
		103,716
Computer Storage & Peripherals - 3.73%
NetApp, Inc. (A)	814	30,370

Construction & Farm Machinery & Heavy Trucks - 1.03%
Deere & Company	151	8,385

Consumer Finance - 2.11%
American Express Company	433	17,170

Data Processing & Outsourced Services - 2.99%
Visa Inc., Class A	344	24,324

Department Stores - 3.24%
Kohl's Corporation (A)	486	23,090
Nordstrom, Inc.	102	3,293
		26,383
Diversified Banks - 2.63%
Wells Fargo & Company	837	21,430

Electrical Components & Equipment - 2.65%
Emerson Electric Co.	495	21,640

Fertilizers & Agricultural Chemicals - 0.19%
Monsanto Company	34	1,562

Footwear - 0.71%
NIKE, Inc., Class B	86	5,776

General Merchandise Stores - 0.80%
Target Corporation	132	6,505

Health Care Equipment - 3.17%
Intuitive Surgical, Inc. (A)	59	18,653
Stryker Corporation	143	7,174
		25,827
Home Improvement Retail - 0.89%
Home Depot, Inc. (The)	258	7,245

Hotels, Resorts & Cruise Lines - 2.61%
Carnival Corporation	328	9,910
Starwood Hotels & Resorts Worldwide, Inc.	274	11,360
		21,270
Household Products - 4.38%
Colgate-Palmolive Company	453	35,654

Industrial Gases - 0.21%
Praxair, Inc.	23	1,733

Internet Software & Services - 4.20%
Google Inc., Class A (A)	77	34,172

IT Consulting & Other Services - 3.07%
Cognizant Technology Solutions Corporation, Class A (A)	500	25,005

Life Sciences Tools & Services - 1.43%
Thermo Fisher Scientific Inc. (A)	237	11,625

Oil & Gas Equipment & Services - 4.80%
Halliburton Company	262	6,420
Schlumberger Limited	549	30,360
Smith International, Inc.	62	2,335
		39,115
Other Diversified Financial Services - 4.04%
JPMorgan Chase & Co.	899	32,909

Personal Products - 0.60%
Estee Lauder Companies Inc. (The), Class A	88	4,888

Pharmaceuticals - 6.61%
Abbott Laboratories	134	6,279
Allergan, Inc.	432	25,144
Teva Pharmaceutical Industries Limited, ADR	431	22,413
		53,836
Restaurants - 1.42%
Starbucks Corporation	477	11,579

Semiconductors - 6.17%
Altera Corporation	36	881
Broadcom Corporation, Class A	342	11,269
Microchip Technology Incorporated	1,372	38,054
		50,204
Specialty Chemicals - 0.81%
Ecolab Inc.	146	6,552

Systems Software - 4.71%
Microsoft Corporation	830	19,108
VMware, Inc., Class A (A)	307	19,233
		38,341

TOTAL COMMON STOCKS - 96.80%		$788,220
(Cost: $746,534)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 2.06%
Campbell Soup Co.,
0.000%, 7-1-10	$ 7,568	7,567
Citigroup Funding Inc.,
0.300%, 7-27-10	5,000	4,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.370%, 7-21-10	2,000	2,000
McCormick & Co. Inc.,
0.000%, 7-1-10	2,200	2,200
		16,766
Master Note - 0.13%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	1,058	1,058

TOTAL SHORT-TERM SECURITIES - 2.19%		$17,824
(Cost: $17,824)

TOTAL INVESTMENT SECURITIES - 98.99%		$806,044
(Cost: $764,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.01%		8,227

NET ASSETS - 100.00%		$814,271

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$788,220	$ ––	$––
Short-Term Securities	––	17,824	––
Total Investments in Securities	$788,220	$17,824	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.
The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Airlines - 0.50%
Southwest Airlines Co.,
6.500%, 3-1-12	$5,000	$5,331

Asset-Backed Security - 0.59%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (A)	6,000	6,235

Banking - 4.42%
Barclays Bank plc,
2.500%, 1-23-13	5,000	4,981
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (B)	6,000	6,187
Deutsche Bank AG,
3.450%, 3-30-15	9,900	9,975
JPMorgan Chase & Co.:
4.650%, 6-1-14	5,000	5,333
3.700%, 1-20-15	6,850	7,009
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (B)	6,000	6,219
State Street Corporation,
4.300%, 5-30-14	2,000	2,131
U.S. Bancorp,
3.150%, 3-4-15	5,000	5,122
		46,957
Beverage / Bottling - 0.22%
Bottling Group, LLC,
6.950%, 3-15-14	2,000	2,361

Brewers - 1.06%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11-15-14 (C)	5,500	6,016
4.125%, 1-15-15	5,000	5,236
		11,252
Cable & Satellite - 1.33%
Comcast Cable Communications, Inc.,
6.750%, 1-30-11	5,000	5,157
NBC Universal, Inc.,
3.650%, 4-30-15 (C)	5,000	5,115
Time Warner Cable Inc.,
3.500%, 2-1-15	3,750	3,835
		14,107
Communications Equipment - 0.48%
Cisco Systems, Inc.,
5.250%, 2-22-11	5,000	5,136

Computer Hardware - 0.43%
Hewlett-Packard Company,
6.500%, 7-1-12	1,500	1,658
International Business Machines Corporation,
6.500%, 10-15-13	2,500	2,891
		4,549
Construction & Farm Machinery & Heavy Trucks - 0.73%
Caterpillar Inc.,
7.000%, 12-15-13	2,000	2,354
John Deere Capital Corporation,
5.250%, 10-1-12	5,000	5,419
		7,773
Consumer Finance - 0.22%
Capital One Financial Corporation,
7.375%, 5-23-14	2,000	2,288

Diversified Banks - 0.48%
Wells Fargo & Company,
3.625%, 4-15-15	3,500	3,577
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,487	1,576
		5,153
Diversified Chemicals - 0.54%
Dow Chemical Company (The),
7.600%, 5-15-14	5,000	5,776

Diversified Metals & Mining - 0.42%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	4,000	4,461

Drug Retail - 0.62%
CVS Caremark Corporation,
3.250%, 5-18-15	6,500	6,605

Electric - 2.98%
Allegheny Energy, Inc.,
8.250%, 4-15-12 (C)	2,540	2,775
DPL Inc.,
6.875%, 9-1-11	10,000	10,586
Oncor Electric Delivery Company,
6.375%, 5-1-12	7,500	8,102
SCANA Corporation,
6.250%, 2-1-12	5,000	5,338
Southern Power Company,
6.250%, 7-15-12	4,500	4,900
		31,701
Environmental & Facilities Services - 0.42%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,375	4,464

Finance - Other - 3.13%
Fidelity National Financial, Inc.,
6.600%, 5-15-17	5,000	4,988
General Electric Capital Corporation,
3.750%, 11-14-14	8,000	8,187
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (B)	6,000	6,199
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (C)	2,250	2,394
Western Union Company (The),
6.500%, 2-26-14	10,200	11,461
		33,229
Food Processors - 1.57%
Cargill, Inc.,
5.600%, 9-15-12 (C)	7,732	8,392
Kellogg Company,
6.600%, 4-1-11	8,000	8,337
		16,729
Gas - Local Distribution - 0.89%
AGL Capital Corporation,
7.125%, 1-14-11	4,000	4,118
DCP Midstream, LLC,
9.700%, 12-1-13 (C)	4,500	5,399
		9,517
Gas Pipe Lines - 0.99%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (C)	5,762	6,340
Northern Natural Gas,
7.000%, 6-1-11 (A)	4,000	4,207
		10,547
Home Improvement Retail - 0.38%
Lowe's Companies, Inc.,
5.600%, 9-15-12	3,736	4,094

Industrial Machinery - 0.53%
Illinois Tool Works Inc.,
5.150%, 4-1-14	5,000	5,613

Integrated Oil & Gas - 1.64%
Chevron Corporation,
3.950%, 3-3-14	5,000	5,360
ConocoPhillips,
4.600%, 1-15-15	5,500	6,011
ConocoPhillips Canada Funding Company II,
5.300%, 4-15-12	5,553	5,935
		17,306
Integrated Telecommunication Services - 1.02%
AT&T Inc.,
4.950%, 1-15-13	500	543
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	9,885	10,337
		10,880
Investment Banking & Brokerage - 2.03%
Goldman Sachs Group, Inc. (The),
6.875%, 1-15-11	3,500	3,588
Morgan Stanley,
4.100%, 1-26-15	10,000	9,750
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (B)	8,000	8,290
		21,628
Life Insurance - 0.85%
MetLife Global Funding I,
5.125%, 6-10-14 (C)	3,500	3,803
MetLife, Inc.,
6.125%, 12-1-11	5,000	5,291
		9,094
Metals / Mining - 0.57%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	6,067

Office Electronics - 0.23%
Xerox Corporation,
7.625%, 6-15-13	2,435	2,478

Oil & Gas - 1.35%
Petro-Canada,
4.000%, 7-15-13	9,500	9,961
Western Oil Sands Inc.,
8.375%, 5-1-12	4,000	4,444
		14,405
Oilfield Machinery & Service - 0.50%
Weatherford International, Inc.,
5.950%, 6-15-12	5,000	5,356

Other Diversified Financial Services - 1.10%
Bank of America Corporation,
6.500%, 8-1-16	5,000	5,414
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (B)	6,000	6,267
		11,681
Packaged Foods & Meats - 1.47%
General Mills, Inc.,
6.000%, 2-15-12	5,000	5,388
Kraft Foods Inc.:
2.625%, 5-8-13	1,810	1,845
6.750%, 2-19-14	5,000	5,749
4.125%, 2-9-16	2,500	2,640
		15,622
Pharmaceuticals - 2.94%
Eli Lilly and Company,
4.200%, 3-6-14	5,775	6,275
Merck & Co., Inc.,
4.000%, 6-30-15	2,000	2,167
Novartis Capital Corporation,
4.125%, 2-10-14	2,000	2,159
Pfizer Inc.,
5.350%, 3-15-15	5,000	5,667
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	4,000	4,438
Roche Holdings, Inc.,
4.500%, 3-1-12 (C)	4,726	4,977
Wyeth,
5.500%, 2-1-14	5,000	5,617
		31,300
Property & Casualty Insurance - 1.00%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	8,000	8,416
4.750%, 5-15-12	550	584
5.000%, 8-15-13	1,500	1,648
		10,648
Restaurants - 0.57%
YUM! Brands, Inc.,
4.250%, 9-15-15	5,750	6,104

Retail Stores - Food / Drug - 0.62%
Walgreen Co.,
4.875%, 8-1-13	6,000	6,600

Retail Stores - Other - 1.16%
Best Buy Co., Inc.,
6.750%, 7-15-13	11,030	12,340

Service - Other - 0.45%
Waste Management, Inc.,
6.375%, 3-11-15	4,175	4,790

Soft Drinks - 0.73%
Coca-Cola Company (The),
3.625%, 3-15-14	4,200	4,488
Coca-Cola Enterprises Inc.,
4.250%, 3-1-15	3,000	3,246
		7,734
Telecommunications - 1.22%
British Telecommunications plc,
5.150%, 1-15-13	1,000	1,049
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	4,000	4,288
Verizon New York Inc.,
6.875%, 4-1-12	7,050	7,619
		12,956
Trucking & Shipping - 0.64%
Federal Express Corporation,
9.650%, 6-15-12	6,005	6,826

Utilities - 0.96%
NiSource Finance Corp.,
7.875%, 11-15-10	10,000	10,220

Wireless Telecommunication Service - 0.56%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15 (C)	2,800	2,872
American Tower Corporation,
4.625%, 4-1-15	3,000	3,122
		5,994

TOTAL CORPORATE DEBT SECURITIES - 44.54%		$473,907
(Cost: $448,644)

MUNICIPAL BONDS - TAXABLE
Georgia - 0.19%
Hosp Auth of Savannah, Rev Bonds, St. Joseph's/Candler Hlth System, Inc., Ser 1998C,
6.625%, 7-1-18	1,950	2,006

Hawaii - 0.47%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8-1-13	515	520
2.498%, 8-1-14	1,240	1,254
3.335%, 8-1-16	3,100	3,171
		4,945
Nebraska - 0.63%
NE Pub Power Dist, General Rev Bonds, Ser 2008A,
5.140%, 1-1-14	6,150	6,728

Rhode Island - 0.50%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10-1-14	5,000	5,292

Utah - 0.99%
The Cent UT Wtr Conservancy Dist, Taxable Wtr Conservancy Rev Bds, Ser 2010A:
4.150%, 10-1-20	6,455	6,474
4.400%, 10-1-21	4,150	4,166
		10,640

TOTAL MUNICIPAL BONDS - TAXABLE - 2.78%		$29,611
(Cost: $28,746)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 12.44%
Federal Farm Credit Bank:
4.750%, 9-30-15	4,000	4,512
5.250%, 1-6-16	4,000	4,609
Federal Home Loan Bank:
3.375%, 9-10-10	5,000	5,030
1.750%, 12-14-12	16,000	16,312
4.375%, 9-13-13	6,000	6,575
2.375%, 3-14-14	7,000	7,195
2.875%, 9-11-15	8,000	8,272
Federal Home Loan Mortgage Corporation:
4.500%, 7-6-10	5,000	5,003
3.125%, 10-25-10	2,500	2,523
1.625%, 4-15-13	10,000	10,154
Federal National Mortgage Association:
4.000%, 1-18-13	2,500	2,542
4.375%, 7-17-13	8,000	8,766
1.500%, 6-15-15	10,000	10,015
1.450%, 6-29-15	11,000	11,018
3.000%, 6-30-15	19,000	19,411
3.100%, 10-16-15	10,000	10,338
		132,275
Mortgage-Backed Obligations - 16.93%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 1-15-18	2,656	2,798
4.000%, 6-15-22	3,959	4,123
4.000%, 2-15-23	6,484	6,787
4.500%, 6-15-27	7,575	7,985
4.500%, 5-15-32	7,000	7,691
5.000%, 9-15-34	5,028	5,309
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5-15-31	1,097	1,126
5.500%, 12-15-31	2,507	2,632
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4-1-20	3,132	3,401
4.500%, 10-1-20	3,620	3,862
6.000%, 11-1-36	1,719	1,870
Federal National Mortgage Association Agency REMIC/CMO:
4.720%, 9-20-12	6,061	6,392
4.780%, 1-25-17	4,272	4,485
5.000%, 11-25-17	10,099	10,821
5.500%, 12-25-17	7,499	8,156
4.500%, 2-25-28	1,706	1,762
5.500%, 7-15-32	5,000	5,278
5.000%, 12-15-34	5,000	5,470
4.500%, 3-25-37	8,284	9,002
5.500%, 4-25-37	6,518	7,065
4.000%, 3-25-39	4,642	4,818
4.500%, 6-25-40	11,804	12,645
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9-1-17	8,766	9,487
4.500%, 9-1-19	8,946	9,519
5.500%, 2-1-22	9,055	9,823
6.000%, 6-1-22	4,857	5,295
5.500%, 11-1-22	961	1,044
5.000%, 4-1-28	5,539	5,890
5.000%, 5-1-28	1,444	1,535
5.000%, 6-25-32	2,720	2,848
6.000%, 7-1-38	4,007	4,351
Government National Mortgage Association Agency REMIC/CMO:
4.585%, 8-16-34	1,700	1,825
5.000%, 4-16-39	4,656	5,085
		180,180

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 29.37%		$312,455
(Cost: $304,608)

UNITED STATES GOVERNMENT OBLIGATIONS - 19.70%
Treasury Obligations
United States Treasury Notes:
4.625%, 2-29-12	5,000	5,341
1.000%, 4-30-12	20,000	20,153
3.875%, 2-15-13	6,000	6,483
3.375%, 7-31-13	10,000	10,725
4.250%, 8-15-13	11,500	12,639
1.500%, 12-31-13	20,000	20,173
1.750%, 3-31-14	20,000	20,281
2.375%, 8-31-14	10,000	10,341
2.375%, 2-28-15	10,000	10,309
2.500%, 4-30-15	35,000	36,256
2.125%, 5-31-15	25,000	25,440
3.500%, 5-15-20	30,000	31,430
		$209,571
(Cost: $205,502)

SHORT-TERM SECURITIES
Commercial Paper (D) - 0.69%
McCormick & Co. Inc.,
0.290%, 7-27-10	5,000	4,999
United Parcel Service, Inc.,
0.000%, 7-1-10	2,383	2,383
		7,382
Commercial Paper (backed by irrevocable bank letter of credit) (D) - 0.28%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.290%, 7-12-10	3,000	3,000

Municipal Obligations - Taxable - 0.75%
Castle Rock, CO, Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.250%, 7-1-10 (E)	3,000	3,000
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)),
0.450%, 7-1-10 (E)	3,000	3,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (E)	2,000	2,000
		8,000
United States Government Agency Obligations - 0.50%
Overseas Private Investment Corporation:
0.250%, 9-15-10 (E)	3,338	3,338
0.250%, 9-15-10 (E)	1,944	1,944
		5,282

TOTAL SHORT-TERM SECURITIES - 2.22%		$23,664
(Cost: $23,664)

TOTAL INVESTMENT SECURITIES - 98.61%		$1,049,208
(Cost: $1,011,164)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.39%		14,780

NET ASSETS - 100.00%		$1,063,988

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$––	$ 473,907	$––
Municipal Bonds	––	29,611	––
United States Government Agency Obligations	––	312,455	––
United States Government Obligations	––	209,571	––
Short-Term Securities	––	23,664	––
Total Investments in Securities	$––	$1,049,208	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United State Government Agency Obligations
Beginning Balance 4-1-10	$9,984
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	––
Purchases	––
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	(9,984)
Ending Balance 6-30-10	$––
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $10,442 or 0.98% of net assets.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $52,521 or 4.94% of net assets.

(D)Rate shown is the yield to maturity at June 30, 2010.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Managed European/Pacific Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	743	$13,862
Ivy Pacific Opportunities Fund, Class I (A)	4,187	59,923

TOTAL AFFILIATED MUTUAL FUNDS - 99.84%		$73,785
(Cost: $71,127)

SHORT-TERM SECURITIES - 0.23%	Principal
Master Note
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (B)	$ 171	$171
(Cost: $171)

TOTAL INVESTMENT SECURITIES - 100.07%		$73,956
(Cost: $71,298)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.07%)		(50)

NET ASSETS - 100.00%		$73,906

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$73,785	$ ––	$––
Short-Term Securities	––	171	––
Total Investments in Securities	$73,785	$171	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Managed International Opportunities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	782	$14,584
Ivy International Balanced Fund, Class I (A)	2,354	29,516
Ivy International Core Equity Fund, Class I	2,221	29,030
Ivy International Growth Fund, Class I	564	14,511
Ivy Pacific Opportunities Fund, Class I (A)	4,114	58,870

TOTAL AFFILIATED MUTUAL FUNDS - 99.93%		$146,511
(Cost: $153,293)

SHORT-TERM SECURITIES - 0.27%	Principal
Master Note
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (B)	$ 389	$389
(Cost: $389)

TOTAL INVESTMENT SECURITIES - 100.20%		$146,900
(Cost: $153,682)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.20%)		(284)

NET ASSETS - 100.00%		$146,616

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$146,511	$ ––	$––
Short-Term Securities	––	389	––
Total Investments in Securities	$146,511	$389	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.45%
MDC Partners Inc., Class A	34	$361
ReachLocal, Inc. (A)	13	163
		524
Aerospace & Defense - 1.26%
Global Defense Technology & Systems, Inc. (A)	36	457

Apparel Retail - 2.11%
Citi Trends Inc. (A)	18	596
New York & Company, Inc. (A)	73	167
		763
Apparel, Accessories & Luxury Goods - 2.73%
True Religion Apparel, Inc. (A)	27	599
Volcom, Inc. (A)	21	390
		989
Application Software - 5.00%
ClickSoftware Technologies Ltd. (A)	22	116
NetScout Systems, Inc. (A)	35	495
OPNET Technologies, Inc.	28	405
Sonic Solutions (A)	23	194
Ultimate Software Group, Inc. (The) (A)	8	276
VanceInfo Technologies Inc., ADR (A)	14	326
		1,812
Auto Parts & Equipment - 1.59%
Westport Innovations Inc. (A)	26	406
Wonder Auto Technology, Inc. (A)	23	169
		575
Biotechnology - 4.83%
Allos Therapeutics, Inc. (A)	77	474
Dyax Corp. (A)	61	137
Idenix Pharmaceuticals, Inc. (A)	49	243
Nanosphere, Inc. (A)	48	209
Pharmasset, Inc. (A)	25	686
		1,749
Broadcasting - 0.88%
Global Traffic Network, Inc. (A)	60	320

Commodity Chemicals - 0.67%
STR Holdings, Inc. (A)	13	241

Communications Equipment - 4.16%
Aruba Networks, Inc. (A)	34	482
Blue Coat Systems, Inc. (A)	17	341
Ixia (A)	32	272
Meru Networks, Inc. (A)	19	225
Oplink Communications, Inc. (A)	13	189
		1,509
Computer Hardware - 0.73%
Super Micro Computer, Inc. (A)	20	266

Computer Storage & Peripherals - 3.69%
Isilon Systems, Inc. (A)	69	883
Netezza Corporation (A)	33	453
		1,336
Construction & Engineering - 0.92%
Orion Marine Group, Inc. (A)	24	335

Construction & Farm Machinery & Heavy Trucks - 0.90%
Commercial Vehicle Group, Inc. (A)	32	326

Data Processing & Outsourced Services - 1.01%
SPS Commerce, Inc. (A)	32	367

Distillers & Vintners - 0.80%
China New Borun Corporation, ADR (A)	50	292

Distributors - 1.35%
DXP Enterprises, Inc. (A)	31	490

Education Services - 4.43%
ChinaCast Education Corporation (A)	59	347
Grand Canyon Education, Inc. (A)	40	938
National American University Holdings, Inc.	37	321
		1,606
Electrical Components & Equipment - 1.69%
China Electric Motor, Inc. (A)	42	204
Harbin Electric, Inc. (A)	16	269
JinkoSolar Holding Co., Ltd., ADR (A)	15	141
		614
Electronic Components - 0.79%
Universal Display Corporation (A)	16	288

Electronic Equipment & Instruments - 0.66%
FARO Technologies, Inc. (A)	13	239

Electronic Manufacturing Services - 2.59%
Fabrinet (A)	15	156
Maxwell Technologies, Inc. (A)	14	161
Mercury Computer Systems, Inc. (A)	29	337
SMART Modular Technologies (WWH), Inc. (A)	48	283
		937
Fertilizers & Agricultural Chemicals - 0.93%
Yongye Biotechnology International, Inc. (A)	50	341

Food Retail - 0.49%
QKL Stores Inc. (A)	42	176

Health Care Equipment - 4.86%
ABIOMED, Inc. (A)	39	381
Micrus Endovascular Corporation (A)	15	320
Quidel Corporation (A)	28	350
Spectranetics Corporation (The) (A)	93	483
Synovis Life Technologies, Inc. (A)	15	226
		1,760
Health Care Services - 1.72%
Health Grades, Inc. (A)	104	625

Health Care Supplies - 1.78%
Rochester Medical Corporation (A)	24	223
Winner Medical Group Inc. (A)	80	421
		644
Home Furnishings - 0.97%
Kid Brands, Inc. (A)	50	352

Hotels, Resorts & Cruise Lines - 0.88%
Universal Travel Group (A)	54	319

Household Appliances - 0.99%
Deer Consumer Products, Inc. (A)	43	359

Integrated Telecommunication Services - 0.82%
City Telecom Ltd, ADR	26	296

Internet Software & Services - 2.77%
KIT digital, Inc. (A)	51	446
Local.com Corporation (A)	22	150
Terremark Worldwide, Inc. (A)	52	408
		1,004
Life Sciences Tools & Services - 1.02%
Bruker Corporation (A)	30	368

Managed Health Care - 0.95%
Molina Healthcare, Inc. (A)	12	346

Movies & Entertainment - 2.02%
Rentrak Corporation (A)	30	732

Oil & Gas Drilling - 0.75%
Pioneer Drilling Company (A)	48	270

Oil & Gas Equipment & Services - 3.92%
Basic Energy Services, Inc. (A)	38	292
Natural Gas Services Group, Inc. (A)	22	334
T-3 Energy Services, Inc. (A)	29	799
		1,425
Oil & Gas Refining & Marketing - 0.76%
China Integrated Energy, Inc. (A)	33	274

Paper Products - 0.60%
Orient Paper, Inc. (A)	33	218

Personal Products - 0.60%
China-Biotics, Inc. (A)	17	217

Pharmaceuticals - 6.07%
Biodel Inc. (A)	30	113
BioMimetic Therapeutics, Inc. (A)	21	237
Obagi Medical Products, Inc. (A)	55	651
Questcor Pharmaceuticals, Inc. (A)	94	958
SuperGen, Inc. (A)	120	243
		2,202
Research & Consulting Services - 0.44%
Mistras Group, Inc. (A)	15	158

Restaurants - 2.26%
BJ's Restaurants, Inc. (A)	17	401
McCormick & Schmick's Seafood Restaurants, Inc. (A)	21	159
Red Robin Gourmet Burgers, Inc. (A)	15	259
		819
Semiconductor Equipment - 0.78%
Nanometrics Incorporated (A)	28	281

Semiconductors - 5.14%
Alpha and Omega Semiconductor Limited (A)	17	228
Cavium Networks, Inc. (A)	12	325
Diodes Incorporated (A)	12	190
Mellanox Technologies, Ltd. (A)	14	315
Monolithic Power Systems, Inc. (A)	9	168
O2Micro International Limited (A)	45	265
Pericom Semiconductor Corporation (A)	38	367
		1,858
Specialty Chemicals - 0.06%
Flotek Industries, Inc. (A)	17	20

Specialty Stores - 0.34%
Build-A-Bear Workshop, Inc. (A)	19	125

Steel - 0.43%
China Gerui Advanced Materials Group Limited (A)	30	154

Systems Software - 4.00%
CommVault Systems, Inc. (A)	28	640
Convio, Inc. (A)	21	157
Fortinet, Inc. (A)	24	391
Radiant Systems, Inc. (A)	18	260
		1,448
Trucking - 5.58%
Celadon Group, Inc. (A)	42	600
Marten Transport, Ltd. (A)	30	629
Roadrunner Transportation Systems, Inc. (A)	30	422
Vitran Corporation Inc., Class A (A)	28	369
		2,020

TOTAL COMMON STOCKS - 96.17%		$34,846
(Cost: $32,749)

SHORT-TERM SECURITIES - 3.55%	Principal
Master Note
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (B)	$ 1,285	$1,285

(Cost: $1,285)

TOTAL INVESTMENT SECURITIES - 99.72%		$36,131
(Cost: $34,034)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.28%		102

NET ASSETS - 100.00%		$36,233

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$34,846	$ ––	$––
Short-Term Securities	––	1,285	––
Total Investments in Securities	$34,846	$1,285	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.
The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 3.32%
C.H. Robinson Worldwide, Inc.	68	$3,805
Expeditors International of Washington, Inc.	142	4,900
		8,705
Apparel Retail - 3.41%
J. Crew Group, Inc. (A)	112	4,110
Urban Outfitters, Inc. (A)	140	4,808
		8,918
Apparel, Accessories & Luxury Goods - 2.80%
Columbia Sportswear Company	56	2,600
lululemon athletica inc. (A)	127	4,742
		7,342
Application Software - 5.01%
salesforce.com, inc. (A)	49	4,244
Solera Holdings, Inc.	141	5,099
SuccessFactors, Inc. (A)	182	3,775
		13,118
Auto Parts & Equipment - 2.79%
BorgWarner Inc. (A)	151	5,651
Gentex Corporation	92	1,659
		7,310
Broadcasting - 0.97%
CBS Corporation, Class B	197	2,547

Computer Storage & Peripherals - 3.63%
NetApp, Inc. (A)	191	7,137
QLogic Corporation (A)	143	2,376
		9,513
Construction & Engineering - 1.27%
Quanta Services, Inc. (A)	161	3,327

Consumer Finance - 2.14%
Discover Financial Services	400	5,595

Data Processing & Outsourced Services - 2.49%
Paychex, Inc.	251	6,526

Department Stores - 0.80%
Nordstrom, Inc.	65	2,088

Distillers & Vintners - 2.12%
Brown-Forman Corporation, Class B	97	5,558

Electrical Components & Equipment - 2.09%
Cooper Industries, Ltd., Class A	60	2,655
Roper Industries, Inc.	50	2,812
		5,467
Environmental & Facilities Services - 1.50%
Stericycle, Inc. (A)	60	3,928

Food Retail - 3.69%
Whole Foods Market, Inc. (A)	269	9,675

Health Care Distributors - 1.71%
Henry Schein, Inc. (A)	82	4,488

Health Care Equipment - 3.24%
Hospira, Inc. (A)	104	5,958
Intuitive Surgical, Inc. (A)	8	2,509
		8,467
Health Care Technology - 1.27%
Cerner Corporation (A)	44	3,328

Homefurnishing Retail - 0.85%
Williams-Sonoma, Inc.	90	2,233

Hotels, Resorts & Cruise Lines - 2.13%
Royal Caribbean Cruises Ltd. (A)	97	2,212
Starwood Hotels & Resorts Worldwide, Inc.	81	3,364
		5,576
Human Resource & Employment Services - 1.09%
Manpower Inc.	66	2,854

Industrial Machinery - 3.90%
Donaldson Company, Inc.	63	2,668
IDEX Corporation	166	4,739
Kaydon Corporation	85	2,803
		10,210
Insurance Brokers - 1.50%
Arthur J. Gallagher & Co.	161	3,935

Internet Software & Services - 1.44%
DealerTrack Holdings, Inc. (A)	229	3,766

Investment Banking & Brokerage - 2.27%
Chicago Board Options Exchange, Incorporated (A)	45	1,458
Greenhill & Co., Inc.	74	4,493
		5,951
Oil & Gas Drilling - 1.03%
Patterson-UTI Energy, Inc.	210	2,706

Oil & Gas Equipment & Services - 2.24%
Dresser-Rand Group Inc. (A)	186	5,859

Oil & Gas Exploration & Production - 4.01%
Continental Resources, Inc. (A)	43	1,928
Noble Energy, Inc.	77	4,636
Ultra Petroleum Corp. (A)	89	3,927
		10,491
Paper Packaging - 1.05%
Sonoco Products Company	90	2,737

Personal Products - 1.04%
Mead Johnson Nutrition Company	54	2,714

Pharmaceuticals - 2.40%
Allergan, Inc.	108	6,289

Publishing - 2.14%
Meredith Corporation	180	5,608

Real Estate Management & Development - 2.31%
CB Richard Ellis Group, Inc., Class A (A)	443	6,036

Regional Banks - 3.23%
Signature Bank (A)	151	5,749
TCF Financial Corporation	163	2,710
		8,459
Restaurants - 2.49%
Chipotle Mexican Grill, Inc., Class A (A)	34	4,665
P.F. Chang's China Bistro, Inc.	47	1,852
		6,517
Semiconductor Equipment - 1.43%
Lam Research Corporation (A)	99	3,751

Semiconductors - 5.60%
Linear Technology Corporation	152	4,219
Microchip Technology Incorporated	287	7,950
Semtech Corporation (A)	152	2,484
		14,653
Specialized Finance - 1.07%
CME Group Inc.	10	2,801

Specialty Chemicals - 0.95%
RPM International Inc.	140	2,498

Specialty Stores - 1.87%
PetSmart, Inc.	162	4,894

Systems Software - 1.07%
ArcSight, Inc. (A)	125	2,793

Trading Companies & Distributors - 3.20%
Fastenal Company	167	8,379

Trucking - 1.06%
Knight Transportation, Inc.	137	2,765

TOTAL COMMON STOCKS - 95.62%		$250,375
(Cost: $225,441)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 1.28%
McCormick & Co. Inc.,
0.000%, 7-1-10	$ 3,377	3,377

Master Note - 3.03%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	7,922	7,922

TOTAL SHORT-TERM SECURITIES - 4.31%		$11,299
(Cost: $11,299)

TOTAL INVESTMENT SECURITIES - 99.93%		$261,674
(Cost: $236,740)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.07%		181

NET ASSETS - 100.00%		$261,855

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$250,375	$ ––	$––
Short-Term Securities	––	11,299	––
Total Investments in Securities	$250,375	$11,299	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options
Beginning Balance 4-1-10	$(192)
Net realized gain (loss)	(302)
Net unrealized appreciation (depreciation)	139
Purchases	––
Sales	355
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––

Ending Balance 6-30-10	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Money Market Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
Bemis Company, Inc.,
0.340%, 7-6-10	$1,100	$1,100
Citigroup Funding Inc.,
0.430%, 8-16-10	2,500	2,499
Corporacion Andina de Fomento:
0.260%, 7-16-10	2,200	2,200
1.070%, 10-5-10	2,800	2,792
1.090%, 10-15-10	2,700	2,691
Honeywell International Inc.,
0.600%, 12-27-10	1,000	997
McCormick & Co. Inc.,
0.000%, 7-1-10	1,100	1,100
McDonald's Corporation,
0.200%, 7-12-10	2,500	2,500
PACCAR Financial Corp.:
0.510%, 8-26-10	1,100	1,099
0.490%, 9-3-10	2,500	2,498
Prudential Funding LLC,
0.000%, 7-1-10	3,000	3,000
Sonoco Products Co.,
0.000%, 7-1-10	1,100	1,100
Straight-A Funding, LLC (Federal Financing Bank):
0.250%, 7-8-10	3,750	3,750
0.290%, 8-12-10	2,500	2,499
0.310%, 8-17-10	6,121	6,118
0.320%, 8-25-10	8,000	7,996
Wisconsin Electric Power Co.,
0.000%, 7-1-10	3,467	3,467

Total Commercial Paper - 20.34%		47,406
Commercial Paper (backed by irrevocable bank letter of credit) (A)
COFCO Capital Corp. (Rabobank Nederland):
0.000%, 7-1-10	3,000	3,000
0.300%, 7-27-10	8,000	7,998
River Fuel Company #2, Inc. (Bank of New York (The)),
0.280%, 7-15-10	10,650	10,649
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.290%, 7-12-10	750	750

Total Commercial Paper (backed by irrevocable bank letter of credit) - 9.61%		22,397
Master Note - 1.04%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (B)	2,412	2,412

Notes
3M Company,
5.610%, 12-12-10	5,000	5,118
Bank of America Corporation,
4.500%, 8-1-10	4,000	4,010
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.570%, 9-13-10 (B)(C)	16,250	16,250
Bank of America, N.A.,
0.557%, 7-22-10 (B)	4,900	4,900
BellSouth Corporation,
4.180%, 4-26-11 (D)	2,200	2,260
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.580%, 9-30-10 (B)(C)	7,800	7,800
Citigroup Funding Inc.,
0.570%, 8-13-10 (B)	4,792	4,790
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.440%, 7-30-10 (B)(C)	3,500	3,500
Citigroup Inc.,
6.500%, 1-18-11	2,680	2,745
IBM International Group Capital LLC (International Business Machines Corporation),
0.770%, 8-26-10 (B)	1,500	1,500
Rabobank Nederland,
0.440%, 8-16-10 (B)	1,500	1,500
Royal Bank of Scotland plc (The),
1.100%, 7-28-10 (B)	9,000	9,000

Total Notes - 27.19%		63,373
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var Rate Taxable Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.),
0.400%, 7-8-10 (B)	1,405	1,405
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.),
0.350%, 7-8-10 (B)	2,200	2,200
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Ser 2005 (Wachovia Bank, N.A.),
0.350%, 7-8-10 (B)	1,750	1,750

Total Notes (backed by irrevocable bank letter of credit) - 2.30%		5,355

TOTAL CORPORATE OBLIGATIONS - 60.48%		$140,943
(Cost: $140,943)

MUNICIPAL OBLIGATIONS
California - 5.12%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A),
0.160%, 7-1-10 (B)	2,200	2,200
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A),
0.130%, 7-1-10 (B)	5,500	5,500
CA Statewide Cmnty Dev Auth, Var Rate Rev Bonds (Rady Children's Hosp-San Diego), Ser 2008D (Wachovia Bank, N.A.),
0.140%, 7-1-10 (B)	4,240	4,240
		11,940
Colorado - 1.19%
Castle Rock, CO, Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.250%, 7-1-10 (B)	2,300	2,300
Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.),
0.300%, 7-1-10 (B)	475	475
		2,775
Florida - 1.42%
City of Cape Coral, FL (Bank of America, N.A.),
0.330%, 7-6-10	1,300	1,300
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.),
0.190%, 7-1-10 (B)	2,000	2,000
		3,300
Georgia - 4.88%
Muni Elec Auth of GA:
0.370%, 7-6-10	4,750	4,750
0.400%, 8-5-10	6,611	6,611
		11,361
Illinois - 3.09%
Chicago, IL, GO Tender Notes, Taxable Ser 2009 (U.S. Bank N.A.),
1.340%, 7-8-10	6,500	6,501
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.),
0.260%, 7-8-10 (B)	700	700
		7,201
Indiana - 2.15%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Obligated Group), Ser 2009H (JPMorgan Chase Bank, N.A.),
0.220%, 7-7-10 (B)	5,000	5,000

Louisiana - 3.26%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)),
0.450%, 7-1-10 (B)	1,100	1,100
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)),
0.190%, 7-7-10 (B)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.110%, 7-1-10 (B)	4,500	4,500
		7,600
Maryland - 0.88%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.),
0.350%, 7-7-10 (B)	2,045	2,045

Mississippi - 4.47%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	4,925	4,925
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation),
0.140%, 7-1-10 (B)	5,500	5,500
		10,425
Missouri - 0.42%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.),
0.350%, 7-1-10 (B)	975	975

New York - 3.73%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation),
0.230%, 7-1-10 (B)	2,000	2,000
NY State Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.),
0.250%, 7-1-10 (B)	6,700	6,700
		8,700
Ohio - 0.94%
Cnty of Lucas, OH, Taxable Arena Impvt Notes (General Oblig Bond Anticipation Notes), Ser 2009,
1.750%, 7-22-10	2,200	2,200

Texas - 0.47%
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
0.480%, 7-1-10 (B)	1,100	1,100

Virginia - 0.86%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987-A (U.S. Bank, N.A.),
0.330%, 7-1-10	2,000	2,000

Wisconsin - 3.55%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (Wells Fargo Bank, N.A.),
0.400%, 7-1-10 (B)	3,500	3,500
WI Hlth and Edu Fac Auth, Rev Bonds, Ser 2008-A (U.S. Bank N.A.),
0.600%, 12-2-10	4,000	4,000
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.),
0.220%, 7-1-10 (B)	770	770
		8,270
Wyoming - 1.29%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.140%, 7-1-10 (B)	3,000	3,000

TOTAL MUNICIPAL OBLIGATIONS - 37.72%		$87,892
(Cost: $87,892)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation,
0.250%, 9-15-10 (B)	1,930	1,930
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.790%, 10-15-10 (B)	1,888	1,888

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 1.64%		$3,818
(Cost: $3,818)

TOTAL INVESTMENT SECURITIES - 99.84%		$232,653
(Cost: $232,653)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		382

NET ASSETS - 100.00%		$233,035

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$––	$140,943	$––
Municipal Obligations	––	87,892	––
United States Government Agency Obligations	––	3,818	––
Total Investments in Securities	$––	$232,653	$––

(A)Rate shown is the yield to maturity at June 30, 2010.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

SCHEDULE OF INVESTMENTS
Ivy Mortgage Securities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value
Asset-Backed Security - 3.44%
BankAmerica Manufactured Housing Contract Trust:
7.800%, 10-10-26	$ 572		$578
7.015%, 1-10-28	88		88
Capital One Prime Auto Receivables Trust 2006-2,
5.050%, 6-15-13	500		503
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (A)(B)	1,275		1,066
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (A)	390		416
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	643		678
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	578		581
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	360		372
5.910%, 1-15-37	700		755
			5,037
CMBS Other - 4.49%
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (C)	938		678
Carey Commercial Mortgage Trust Series 2002-1,
5.970%, 9-20-19 (C)	149		151
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (B)	1,000		1,125
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1-17-32	116		116
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (C)	150		145
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (A)	39		29
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (A)	1,912		775
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15-46	105		107
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (C)	1,000		1,025
Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2003-Key1,
4.893%, 11-12-35	500		508
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (A)(B)	340		85
5.880%, 11-28-35 (A)(B)	680		41
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.150%, 11-28-35 (A)(B)(D)	9,312		140
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11-28-35 (A)	2,000		1,650
			6,575
Consumer Finance - 0.14%
Green Tree Financial Corporation,
8.300%, 11-15-19	209		212

Other Mortgage-Backed Securities - 13.20%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (B)	386		207
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12-25-31 (B)	718		367
Asset Securitization Corporation (Interest Only):
1.469%, 10-13-26 (B)(C)(D)	2,914		41
8.621%, 8-13-29 (B)(D)	850		114
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	694		421
Banc of America Alternative Loan Trust 2006-4,
6.201%, 5-25-46 (B)	868		6
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	1,054		872
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	3,475		367
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7-25-33	1,143		203
Banc of America Mortgage Trust 2003-9,
5.500%, 12-25-33	685		290
Banc of America Mortgage Trust 2004-2,
5.000%, 3-25-19	221		142
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	287		189
4.875%, 4-25-19	154		80
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750		1,757
BlackRock Capital Finance,
7.750%, 9-25-26 (C)	455		91
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (B)	49		49
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (B)(C)	1,258		1,278
C-Bass Mortgage Loan Trust 2007-CB2,
5.065%, 2-25-37 (B)	108		104
CHL Mortgage Pass-Through Trust 2002-32,
5.571%, 1-25-33 (A)(B)	908		599
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	19		20
COMM 2006-CNL2,
5.756%, 2-5-19 (B)(C)	475		389
First Horizon Mortgage Pass-Through Trust 2003-8,
5.137%, 10-25-33 (B)	298		128
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	642		463
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (B)(C)	1,130		383
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	619		466
5.409%, 4-25-32 (B)	963		409
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (A)	818		627
5.250%, 11-25-32 (A)	381		299
Impac CMB Trust Series 2003-2F,
6.500%, 1-25-33 (B)	488		221
J.P. Morgan Mortgage Trust 2004-A3,
4.280%, 7-25-34 (B)	601		448
J.P. Morgan Mortgage Trust 2006-A2:
3.420%, 11-25-33 (B)	571		424
3.633%, 8-25-34 (B)	1,992		427
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	1,138		6
J.P. Morgan Mortgage Trust 2007-A1,
3.966%, 7-25-35 (B)	2,124		100
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	314		326
6.497%, 8-15-37	987		933
Morgan Stanley Capital I Trust 2004-TOP15,
4.690%, 6-13-41	196		197
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.495%, 4-25-17 (B)	149		132
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	468		––	*
PNC Mortgage Acceptance Corp.,
7.300%, 10-12-33	21		21
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (A)(B)	2		1
8.000%, 9-28-24 (B)(C)	11		8
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	2,194		1,419
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (B)	1,013		363
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	220		48
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.750%, 9-10-35 (A)(B)	680		445
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	250		199
4.500%, 5-25-19	124		91
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (B)	901		158
Structured Asset Mortgage Investments, Inc.:
5.135%, 4-30-30 (B)	12		8
5.135%, 4-30-30 (B)	5		3
Structured Asset Securities Corporation:
6.290%, 11-25-32 (B)	221		147
5.250%, 8-25-33	1,043		672
5.250%, 8-25-33	460		233
6.000%, 6-25-34 (B)	2,019		789
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.618%, 12-25-32 (B)	691		453
Wells Fargo Alternative Loan 2007-PA3 Trust,
5.750%, 7-25-37	1,079		118
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2-25-18 (A)	166		115
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (C)	930		442
			19,308
Other Non-Agency REMIC/CMO - 0.34%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23		––	*
0.000%, 3-25-11 (A)(E)	10		––	*
7.540%, 5-31-17 (A)	––	*	––	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	281		261
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (B)	1,575		234
			495

TOTAL CORPORATE DEBT SECURITIES - 21.61%			$31,627
(Cost: $57,492)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.62%
Federal National Mortgage Association:
4.750%, 12-15-10 (F)	400		409
5.500%, 2-1-35	456		491
			900
Mortgage-Backed Obligations - 68.75%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	386		419
5.500%, 7-1-19 TBA	490		529
5.500%, 9-1-19	633		687
3.342%, 12-25-19	1,000		1,023
5.000%, 4-1-23	2,255		2,408
5.000%, 5-1-29	338		360
5.300%, 1-15-33	206		221
5.500%, 5-1-34	876		951
5.500%, 5-1-34	534		583
6.500%, 5-1-34	443		490
5.000%, 7-1-34	895		946
6.000%, 7-1-34	1,010		1,096
5.500%, 10-1-34	640		690
5.500%, 7-1-35	2,500		2,681
5.000%, 8-1-35	608		645
5.500%, 10-1-35	1,063		1,153
5.000%, 12-1-35	446		473
6.500%, 7-1-36	569		625
7.000%, 12-1-37	389		433
5.500%, 2-1-39	1,956		2,100
4.500%, 7-1-39 TBA	1,265		1,310
5.000%, 11-1-39	485		513
5.000%, 1-1-40	2,962		3,137
5.000%, 3-1-40	480		508
5.000%, 4-1-40	999		1,057
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1-1-18	195		213
5.500%, 2-1-18	233		254
5.000%, 5-1-18	775		838
5.000%, 10-1-18	709		763
5.500%, 7-1-19	2,630		2,839
5.500%, 9-1-19	177		192
4.500%, 7-1-20 TBA	2,000		2,110
6.000%, 8-1-23	764		828
5.500%, 2-1-24	304		329
4.500%, 4-1-25	987		1,043
6.000%, 8-1-29	239		264
7.000%, 11-1-31	133		151
6.500%, 2-1-32	124		139
6.500%, 2-1-32	91		102
6.500%, 2-1-32	79		89
7.000%, 2-1-32	164		187
7.000%, 3-1-32	237		269
6.500%, 4-1-32	48		53
6.500%, 5-1-32	95		108
6.500%, 5-1-32	56		63
6.000%, 9-1-32	100		113
6.500%, 9-1-32	50		56
6.000%, 10-1-32	665		747
6.000%, 10-1-32	618		686
6.500%, 10-1-32	44		50
6.000%, 11-1-32	503		562
6.000%, 11-1-32	313		351
6.000%, 3-1-33	754		832
6.000%, 3-1-33	553		620
6.000%, 3-1-33	184		206
5.500%, 4-1-33	1,148		1,250
5.500%, 4-1-33	637		687
5.500%, 5-1-33	2,000		2,147
5.500%, 5-1-33	745		804
5.500%, 5-1-33	302		326
5.500%, 5-1-33	202		220
6.000%, 6-1-33	1,221		1,345
6.000%, 6-1-33	385		424
6.500%, 8-1-33	37		42
5.500%, 10-1-33	2,527		2,725
6.000%, 10-1-33	195		217
6.000%, 12-1-33	334		372
5.500%, 1-1-34	529		570
5.500%, 1-1-34	419		451
5.000%, 3-1-34	653		695
5.000%, 3-1-34	233		248
5.500%, 4-1-34	359		386
5.000%, 5-1-34	120		128
6.000%, 7-1-34	1,083		1,175
6.000%, 8-1-34	444		487
5.500%, 9-1-34	799		869
6.000%, 9-1-34	464		509
6.500%, 9-1-34	658		731
5.500%, 11-1-34	427		463
6.000%, 11-1-34	186		204
6.500%, 11-1-34	39		43
5.000%, 12-1-34	832		884
5.500%, 1-1-35	828		891
5.500%, 1-1-35	314		338
5.500%, 2-1-35	1,738		1,889
6.500%, 3-1-35	690		770
5.000%, 7-1-35	1,755		1,865
5.000%, 7-1-35	502		533
5.000%, 7-1-35	443		471
5.500%, 7-1-35	458		493
5.500%, 10-1-35	1,070		1,153
5.500%, 10-1-35	653		711
5.500%, 11-1-35	377		405
5.500%, 11-1-35	357		384
5.500%, 2-1-36	1,051		1,123
6.500%, 2-1-36	482		535
6.500%, 6-1-36	726		797
5.500%, 9-1-36	1,293		1,392
5.500%, 11-1-36	833		896
6.000%, 11-1-36	1,228		1,337
6.000%, 11-1-36	534		581
6.000%, 1-1-37	368		401
6.000%, 5-1-37	636		691
5.500%, 6-1-37	208		226
6.500%, 8-1-37	1,249		1,370
6.000%, 9-1-37	67		73
6.500%, 9-1-37	1,006		1,103
7.000%, 10-1-37	71		79
7.000%, 10-1-37	60		66
5.500%, 3-1-38	179		192
5.500%, 5-1-38	241		259
4.500%, 7-1-38 TBA	2,000		2,073
6.000%, 10-1-38	966		1,050
5.000%, 6-1-39	1,119		1,191
5.000%, 3-1-40	993		1,052
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
0.756%, 3-16-34 (B)	5,227		113
0.675%, 7-16-40 (B)	2,633		58
0.023%, 3-16-42 (B)	7,014		10
0.784%, 6-17-45 (B)	15,694		483
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	150		166
5.000%, 7-15-33	658		707
2.629%, 9-16-33	1,000		1,018
5.000%, 7-1-34	2,940		3,131
5.000%, 7-15-34	572		614
5.500%, 12-15-34	514		559
5.500%, 12-15-34	347		377
5.000%, 1-15-35	1,054		1,129
5.500%, 7-1-35	3,000		3,241
5.000%, 12-15-35	1,299		1,393
5.000%, 12-15-39	306		326
5.000%, 1-15-40	1,987		2,122
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.214%, 2-15-25 (B)	174		193
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	51		60
			100,587

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 69.37%			$101,487
(Cost: $98,980)

UNITED STATES GOVERNMENT OBLIGATIONS - 1.39%
Treasury Obligations
United States Treasury Notes:
4.500%, 3-31-12 (F)	500		535
1.875%, 6-30-15	1,500		1,506
			$2,041
(Cost: $2,014)

SHORT-TERM SECURITIES
Commercial Paper (G) - 13.84%
American Honda Finance Corp.,
0.170%, 7-26-10	7,000		6,999
General Mills, Inc.,
0.310%, 7-19-10	5,000		4,999
Hewlett-Packard Company,
0.160%, 7-22-10	3,000		3,000
McCormick & Co. Inc.,
0.000%, 7-1-10	5,246		5,246
			20,244
Master Note - 3.62%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (H)	5,302		5,302

Municipal Obligations - Taxable - 4.46%
NYC, General Oblig Bonds, Fiscal 2006 Ser E (Bank of America, N.A.),
0.330%, 7-1-10 (H)	6,525		6,525

United States Government Agency Obligations - 2.64%
Overseas Private Investment Corporation,
0.250%, 9-15-10 (H)	3,860		3,860

TOTAL SHORT-TERM SECURITIES - 24.56%			$35,931
(Cost: $35,931)

TOTAL INVESTMENT SECURITIES - 116.93%			$171,086
(Cost: $194,417)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (16.93%)			(24,765)

NET ASSETS - 100.00%			$146,321

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$––	$27,540	$4,087
United States Government Agency Obligations	––	100,469	1,018
United States Government Obligations	––	2,041	––
Short-Term Securities	––	35,931	––
Total Investments in Securities	$––	$165,981	$5,105

Liabilities
Futures Contracts	$67	$––	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	United States Government Agency Obligations
Beginning Balance 4-1-10	$3,902	$––
Net realized gain (loss)	(1,005)	––
Net unrealized appreciation (depreciation)	1,142	3
Purchases	––	1,015
Sales	(96)	––
Transfers into Level 3 during the period	144	––
Transfers out of Level 3 during the period	––	––
Ending Balance 6-30-10	$4,087	$1,018
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$1,142	$3

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $8,045 or 5.50% of net assets.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $4,631 or 3.17% of net assets.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Zero coupon bond.

(F)Securities serve as collateral for the following open futures contracts at June 30, 2010:
Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Depreciation
U.S. 30 Year Treasury Bond	Short	9-30-10	––	*	$(1,275)	$(35)
U.S. 10 Year Treasury Note	Short	9-30-10	––	*	(1,716)	(32)
					$(2,991)	$(67)

(G)Rate shown is the yield to maturity at June 30, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
CMBS = Collateralized Mortgage-Backed Security
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
TBA = To Be Announced

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama - 2.60%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7-1-33	$ 500	$569
The Spl Care Fac Fin Auth of Birmingham - Childrens Hosp, Hlth Care Fac Rev Bonds, Children's Hosp, Ser 2009,
6.000%, 6-1-39	750	811
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1-1-34	750	789
		2,169
Arizona - 1.60%
Bullhead City, AZ, Bullhead Parkway Impvt Dist, Impvt Bonds,
6.100%, 1-1-13	220	222
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7-15-25	500	574
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7-1-39	500	541
		1,337
California - 9.91%
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9-1-39	500	512
CA Muni Fin Auth, Cmnty Hosp of Cent CA Obligated Group Cert of Participation,
5.500%, 2-1-39	460	426
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6-1-23	415	434
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Meml Hosp), Ser 2007A,
5.000%, 10-1-37	500	458
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7-1-25	500	542
Golden State Tob Securitization Corp, Enhanced Tob Settlement Asset-Bkd Bonds, Ser 2003B,
5.000%, 6-1-43	1,000	1,112
Golden State Tob Securitization Corp, Tob Settlement Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6-1-39	200	232
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F,
5.000%, 1-1-34	500	501
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation,
6.750%, 11-1-39	250	268
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A,
5.500%, 8-1-29	200	234
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7-1-27	500	562
State of CA, Various Purp GO Bonds:
5.000%, 2-1-22	495	511
5.250%, 10-1-29	500	508
6.500%, 4-1-33	1,000	1,124
6.000%, 11-1-39	500	531
Trustees of the CA State Univ Systemwide Rev Bonds, Ser 2002A,
5.500%, 11-1-15	250	273
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8-1-31 (A)	150	40
		8,268
Colorado - 3.70%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Participation, Ser 2008,
5.000%, 12-1-25	500	528
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	475	475
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11-1-29	500	529
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12-1-40	500	490
Joint Sch Dist No. 28J, Adams and Arapahoe Counties, CO, GO Bonds, Ser 2008,
6.000%, 12-1-28	500	570
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12-1-30	500	500
		3,092
Connecticut - 0.49%
Capital City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6-15-22	370	408

District Of Columbia - 2.44%
DC GO Rfdg Bonds, Ser 2008F,
5.000%, 6-1-19	1,000	1,132
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10-1-39	500	533
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien, Rev Bonds, Ser 2009C,
0.000%, 10-1-41 (A)	500	369
		2,034
Florida - 7.35%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4-1-39	500	557
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11-1-39	500	517
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6-1-17	400	416
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8-15-29	555	528
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8-15-32	600	689
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003,
5.250%, 10-1-19	250	261
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10-1-36	500	513
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10-1-41	385	393
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Communities Prog), Ser 2008B,
6.250%, 7-1-26	500	566
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10-1-22	500	558
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
5.000%, 10-1-17	500	569
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7-1-20	500	564
		6,131
Georgia - 1.31%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11-1-39	500	519
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1-1-20	500	576
		1,095
Illinois - 2.12%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5-1-26	240	193
5.700%, 5-1-36	250	204
Chicago GO Bonds, Proj and Rfdg, Ser 2004A,
5.250%, 1-1-21	250	267
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4-1-39	500	516
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7-1-19	500	591
		1,771
Indiana - 4.02%
Ball State Univ Board of Trustees, Ball State Univ Student Fee Bonds, Ser K,
5.750%, 7-1-18	500	539
East Chicago Elementary Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1-15-16	225	226
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1-15-17	500	514
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac - Phase II), Ser 2008C,
5.000%, 7-1-17	500	556
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Obligated Group), Ser 2007,
5.500%, 3-1-37	250	247
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007,
5.250%, 1-15-32	500	525
New Albany-Floyd Cnty Sch Bldg Corp, First Mtg Bonds, Ser 2002,
5.750%, 7-15-17	675	746
		3,353
Iowa - 1.26%
Altoona, IA Annual Appropriation Urban Renewal Tax Increment Rev Bonds, Ser 2008,
6.000%, 6-1-34	1,000	1,055

Kansas - 1.17%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009,
7.000%, 9-1-38	500	533
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2001A-1,
6.300%, 12-1-32	95	99
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2,
5.650%, 6-1-35	120	128
Un Govt of Wyandotte Cnty/Kansas City, KS, SalesTax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6-1-21 (A)	400	214
		974
Kentucky - 3.42%
Cmnwlth of KY, State Ppty and Bldg Commission, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11-1-19	500	590
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6-1-21	500	515
6.500%, 3-1-45	350	361
Louisville Regional Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7-1-28	500	507
Ohio, KY, Pollutn Ctl Rfdg Rev Bds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7-15-31	500	508
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7-1-16	330	377
		2,858
Louisiana - 1.27%
LA Local Govt Environmental Fac and Cmnty Dev Auth, Hosp Rev Bonds (Woman's Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10-1-44	500	500
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1-1-23	500	562
		1,062
Maryland - 1.20%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9-1-22	500	580
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B,
5.375%, 3-1-15	405	424
		1,004
Massachusetts - 0.79%
MA Dev Fin Agy, Rev Bonds (Linden Ponds, Inc. Fac), Ser 2007A,
5.750%, 11-15-42	250	175
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1-1-28	465	488
		663
Michigan - 1.95%
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Obligated Group), Ser 1998A,
5.625%, 9-1-10	5	5
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5-15-26	500	500
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11-15-39	250	246
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA,
0.000%, 10-15-22 (A)	1,000	540
State Bldg Auth, MI, 2008 Rev and Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10-15-18	305	333
		1,624
Minnesota - 1.05%
Perham, MN GO Disp Sys Rev Bonds, Ser 2001,
6.000%, 5-1-22	500	501
Victoria, MN, Private Sch Fac Rev Bonds (Holy Fam Catholic High Sch Proj), Ser 1999A,
5.600%, 9-1-19	400	374
		875
Mississippi - 0.97%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9-1-36	750	807

Missouri - 4.52%
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3-1-24	200	191
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12-1-36	175	116
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children's Mercy Hosp), Ser 2009,
5.625%, 5-15-39	500	515
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009,
6.750%, 9-1-34	100	102
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3-1-24	200	202
Kearney, MO GO Bonds, Ser 2001,
5.500%, 3-1-16	350	360
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2004A,
5.250%, 12-1-19	65	66
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A,
6.625%, 4-1-33	500	528
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3-1-28	340	359
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Participation, Ser 2009,
6.750%, 6-15-35	500	519
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4-1-29	250	242
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4-1-18	100	104
The Indl Dev Auth of the Cnty of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9-1-28	500	470
		3,774
Nevada - 1.09%
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A,
8.000%, 6-15-30	500	581
Overton Power District No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
6.500%, 12-1-18	290	328
		909
New Hampshire - 0.95%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009,
7.000%, 4-1-38	250	291
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7-1-38	475	498
		789
New Jersey - 2.52%
NJ Econ Dev Auth Rev Bonds (Provident Group-Montclair Properties L.L.C. - Monclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6-1-31	750	759
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O,
5.125%, 3-1-30	250	260
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7-1-38	500	529
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12-15-16	500	556
		2,104
New Mexico - 0.72%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D,
6.000%, 1-1-37	80	84
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2,
5.250%, 7-1-30	500	518
		602
New York - 2.84%
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (A)	500	234
0.000%, 3-1-26 (A)	500	221
0.000%, 3-1-27 (A)	500	207
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser,
5.500%, 12-15-14	500	543
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser,
5.750%, 11-1-30	500	553
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1-1-20	110	111
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1-1-30	500	503
		2,372
North Carolina - 1.77%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1-1-19	250	279
NC Med Care Commission, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12-1-36	500	550
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1-1-37 (A)	500	109
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6-1-34	500	536
		1,474
Ohio - 1.11%
OH Major New State Infrastructure Proj Rev Bonds, Ser 2008-I,
6.000%, 6-15-17	395	476
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund - Midwest Terminals Proj), Ser 2007C,
6.000%, 11-15-27	475	451
		927
Oklahoma - 2.94%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3-1-29	500	524
Grand River Dam Auth, Rev Bonds, Ser 2008A,
5.000%, 6-1-18	905	1,042
OK Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt of OK, Inc. Proj), Ser 2004A,
7.000%, 12-1-21	600	614
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985,
6.600%, 7-1-14	250	270
		2,450
Oregon - 0.31%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7-15-35	250	261

Pennsylvania - 2.58%
Dauphin Cnty General Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6-1-36	350	365
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7-1-39	500	509
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12-1-41	250	266
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A,
5.250%, 12-15-24	445	477
The Sch Dist of Philadelphia, PA, GO Bonds, Ser 2002A,
5.500%, 2-1-18	500	540
		2,157
Puerto Rico - 1.98%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7-1-21	750	798
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7-1-36	500	537
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8-1-33 (A)	500	319
		1,654
Rhode Island - 0.63%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12-1-27	500	530

South Carolina - 0.29%
Tob Settlement Rev Mgmt Auth, 5% Tob Settlement Asset-Bkd Rfdg Bonds, Ser 2008,
5.000%, 6-1-18	245	245

Tennessee - 0.64%
The Hlth, Edu and Hsng Fac Board of the Cnty of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6-1-18	500	536

Texas - 10.26%
Arlington, TX Spl Tax Rev Bonds, Ser 2008,
5.000%, 8-15-18	300	343
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	250	256
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3-15-19	355	409
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A,
9.250%, 3-1-24	500	646
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Series 2008C,
5.000%, 3-1-17	500	565
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11-15-16	200	210
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2-15-33	500	475
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2-15-24	505	503
Lower CO River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5-15-23	500	558
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2-15-37	500	502
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Interest Bonds), Ser 2008A,
6.000%, 1-1-25	500	543
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1-1-30 (A)	1,000	336
Pflugerville Independent Sch Dist (Travis Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2001,
5.500%, 8-15-19	250	264
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2-15-20	500	565
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A,
6.000%, 11-15-36	500	480
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11-15-27	250	239
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2-1-26	325	363
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	500	510
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6-30-33	750	789
		8,556
Vermont - 0.19%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27,
5.500%, 11-1-37	155	161

Virgin Islands - 0.63%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Cruzan Proj), Ser 2009A,
6.000%, 10-1-39	500	525

Virginia - 1.66%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7-1-29	500	570
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
5.500%, 7-1-20	500	531
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8-1-22	250	288
		1,389
Washington - 1.22%
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A,
6.500%, 11-15-33	500	532
WA Hlth Care Fac Auth, Rev Bonds (VA Mason Med Ctrs), Ser 2007C,
5.500%, 8-15-36	500	485
		1,017
West Virginia - 0.62%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Obligated Group), Ser 2009C,
5.500%, 6-1-39	500	514

Wisconsin - 0.65%
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Obligated Group), Ser 2009,
6.625%, 2-15-39	500	544

Wyoming - 0.98%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6-1-34	300	273
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1-1-23	500	543
		816

TOTAL MUNICIPAL BONDS - 89.72%		$74,886
(Cost: $70,638)

SHORT-TERM SECURITIES
Commercial Paper (B) - 1.54%
Illinois Tool Works Inc.,
0.000%, 7-1-10	1,285	1,285

Master Note - 5.57%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	4,647	4,647

Municipal Obligations - 1.85%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (C)	1,545	1,545

TOTAL SHORT-TERM SECURITIES - 8.96%		$7,477
(Cost: $7,477)

TOTAL INVESTMENT SECURITIES - 98.68%		$82,363
(Cost: $78,115)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.32%		1,106

NET ASSETS - 100.00%		$83,469

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$––	$74,886	$––
Short-Term Securities	––	7,477	––
Total Investments in Securities	$––	$82,363	$––

(A)Zero coupon bond.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Arizona - 2.92%
The Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5-1-25	$ 2,000	$2,288
The Indl Dev Auth of the Cnty of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12-15-34	815	774
		3,062
Arkansas - 0.47%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6-1-40	500	493

California - 8.77%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7-1-39	505	523
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10-1-39	500	584
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11-15-29	150	162
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7-1-40	250	248
6.350%, 7-1-46	250	254
CA Dept of Water Res, Power Supply Rev Bonds, Ser 2010L,
5.000%, 5-1-22	1,000	1,109
Cert of Participation, Oro Grande Elementary Sch Dist, Ser 2010,
6.125%, 9-15-40	1,500	1,525
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Un Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A:
6.500%, 9-1-29	360	364
6.750%, 9-1-39	70	71
Cmnty Fac Dist No. 2009-1 of Chino, 2010 Spl Tax Bonds,
6.750%, 9-1-40	500	506
Golden State Tob Sec Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6-1-47	1,000	642
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9-1-29	225	226
5.750%, 9-1-31	365	364
6.000%, 9-1-39	1,000	1,001
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation:
6.625%, 11-1-29	200	216
6.750%, 11-1-39	100	107
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10-1-29	75	82
7.000%, 10-1-32	510	560
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8-1-38	100	113
State of CA, Various Purp GO Bonds,
6.000%, 11-1-39	500	531
		9,188
Colorado - 6.00%
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003,
6.000%, 12-1-33	160	136
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12-1-38	85	99
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11-15-38	230	266
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	1,000	1,000
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A,
5.750%, 1-1-37	350	306
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2009A,
9.000%, 1-1-34	30	32
Cordillera Metro Dist, GO Bonds, Ser 2000B,
6.200%, 12-1-20	80	80
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12-1-37	1,000	1,003
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12-15-27	1,000	830
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12-1-36	345	278
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12-1-37	2,161	1,722
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12-1-34	550	534
		6,286
Connecticut - 0.77%
CT Dev Auth, Pollutn Ctl Rev Rfdg Bonds (The CT Light and Power Co Proj), Ser 1993B,
5.950%, 9-1-28	150	151
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1-1-14	130	130
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4-1-39	500	528
		809
District Of Columbia - 0.57%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10-1-44 (A)	1,000	595

Florida - 2.53%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11-1-29	385	399
6.750%, 11-1-39	755	781
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A,
5.000%, 7-1-15	1,000	1,070
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8-15-32	350	401
		2,651
Georgia - 1.40%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9-1-40	500	497
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6-1-29	400	429
Muni Elec Auth of GA, Combined Cycle Proj Rev Bonds, Ser 2010A,
5.000%, 11-1-24	500	538
		1,464
Guam - 0.36%
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11-15-14	125	132
7.000%, 11-15-39	230	249
		381
Hawaii - 0.48%
Dept of Budget and Fin of the State of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
8.750%, 11-15-29	450	508

Illinois - 5.68%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A,
5.700%, 5-1-36	400	327
Chicago O'Hare Intl Arpt Spl Fac Rev Rfdg Bonds (American Airlines, Inc. Proj), Ser 2007,
5.500%, 12-1-30	500	368
Fairview Heights, IL, Tax Increment Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12-1-28	510	530
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8-15-44	300	319
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A,
5.875%, 2-15-38	200	177
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11-1-39	250	268
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11-1-38	65	72
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe) Tax Bonds, Ser 2009,
7.875%, 3-1-32	500	515
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010,
7.500%, 3-1-32	1,500	1,507
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12-1-22	500	511
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1-15-22	740	780
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12-1-29 (A)	840	583
		5,957
Indiana - 3.37%
Whiting, IN, Redev Dist Tax Increment Rev Bonds of 2010 (Lakefront Dev Proj),
6.750%, 1-15-32	1,430	1,430
Hendricks Cnty, IN Redev Dist, Tax Increment Rev Rfdg Bonds, Ser 2010B,
6.450%, 1-1-23	250	256
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7-1-39	175	207
Whitestown, IN, Econ Dev Tax Increment Rev Bonds (Perry Industrial Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2-1-30	1,500	1,506
Whiting IN, Redev Dist Tax Increment Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1-15-27	155	138
		3,537
Kansas - 1.08%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009,
7.000%, 9-1-38	200	213
Olathe, KS, Spl Oblig Tax Increment Rev Bonds (West Vlg Ctr Proj), Ser 2007,
5.450%, 9-1-22	500	333
Un Govt of Wyandotte Cnty/Kansas City, KS, SalesTax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6-1-21 (A)	1,100	590
		1,136
Kentucky - 2.92%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	500	515
6.500%, 3-1-45	500	516
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7-15-31	2,000	2,032
		3,063
Louisiana - 0.69%
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1-1-40	695	727

Maine - 0.48%
Portland, ME, General Arpt Rev Bonds, Ser 2010,
5.000%, 1-1-30	500	505

Maryland - 0.94%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	500	510
MD Hlth and Higher Ed Fac Auth, Rev Bonds, Doctors Cmnty Hosp, Ser 2010,
5.750%, 7-1-38	500	476
		986
Massachusetts - 0.39%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6-1-44	200	209
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6-1-14	200	200
		409
Michigan - 4.17%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7-1-27	500	587
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7-1-33	500	601
Detroit, MI, GO Bonds, Ser 2004-A(1),
5.250%, 4-1-23	1,420	1,184
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7-1-35	350	354
7.500%, 7-1-39	250	253
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Obligated Group), Ser 2007A,
4.875%, 8-15-27	250	186
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Obligated Group), Ser 2009V:
8.000%, 9-1-29	20	24
8.250%, 9-1-39	750	895
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Obligated Group), Ser 2009W,
6.000%, 8-1-39	150	152
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008,
7.000%, 11-15-38	150	138
		4,374
Missouri - 6.84%
Arnold, MO, Real Ppty Tax Increments Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5-1-28	700	761
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3-1-25	300	268
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12-1-36	200	132
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.500%, 10-1-31	365	258
5.550%, 10-1-36	325	224
Jennings, MO, Tax Increment and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11-1-23	430	385
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4-1-28	250	252
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9-1-35	1,000	1,000
Liberty, MO Tax Increment Rev Bonds (Liberty Triangle Proj), Ser 2007,
5.500%, 10-1-22	260	228
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010,
6.875%, 11-1-39	500	501
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11-1-27	225	191
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7-15-36 (A)	750	157
0.000%, 7-15-37 (A)	1,500	294
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3-1-27	110	99
The Indl Dev Auth of Bridgeton, MO, Sales Tax Revenue Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11-1-35	250	183
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1-1-24	500	474
6.500%, 1-1-35	600	544
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4-1-29	225	218
The Indl Dev Auth of the City of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2,
7.000%, 11-15-15	250	252
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4-1-32	650	734
		7,155
Nevada - 2.33%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain's Edge), Local Impvt Bonds, Ser 2003,
6.100%, 8-1-18	95	93
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A:
6.000%, 6-15-15	1,325	1,457
8.000%, 6-15-30	500	580
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12-1-38	265	312
		2,442
New Jersey - 0.82%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999:
6.250%, 9-15-19	115	111
6.400%, 9-15-23	240	230
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12-1-32	450	520
		861
New York - 6.66%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A,
5.000%, 10-1-22	1,000	1,102
Long Island Power Auth, Electric Sys General Rev Bonds, Ser 2010A,
5.000%, 5-1-15	1,000	1,128
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A,
6.700%, 1-1-43	1,000	991
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.125%, 8-1-11	100	101
7.500%, 8-1-16	500	509
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1-1-20	370	375
7.250%, 1-1-30	1,940	1,939
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1-1-30	535	538
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John's Riverside Hosp Proj), Ser 2001B,
7.125%, 7-1-31	300	300
		6,983
Ohio - 2.71%
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset-Bkd Bonds, Ser 2007,
6.500%, 6-1-47	150	118
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12-1-33	500	569
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10-1-19	815	863
OH Higher Ed Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9-1-24	500	508
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11-15-40	500	496
Toledo Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11-15-32	300	287
		2,841
Oklahoma - 0.17%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005,
6.000%, 11-15-38	200	183

Oregon - 0.63%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008,
8.250%, 1-1-38	550	659

Pennsylvania - 2.28%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7-1-39	70	79
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A,
4.700%, 11-1-21	675	707
PA Higher Ed Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ PA), Ser 2010,
6.000%, 7-1-43	1,530	1,547
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7-1-12	70	58
		2,391
Puerto Rico - 2.07%
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7-1-40	500	496
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8-1-39	500	546
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8-1-35	1,000	1,123
		2,165
South Carolina - 2.22%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A:
6.000%, 4-1-30	1,510	1,546
6.500%, 4-1-42	750	777
		2,323
Tennessee - 0.50%
The Hlth and Ed Fac Brd of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain Sts Hlth Alliance), Ser 2010A,
6.500%, 7-1-38	500	528

Texas - 12.22%
Alliance Arpt Auth, Inc., Spl Fac Rev Bonds (American Airlines, Inc. Proj), Ser 1991,
7.000%, 12-1-11	315	309
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	250	256
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3-1-33	500	637
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36 (A)	500	89
0.000%, 1-1-40 (A)	500	67
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9-1-29	100	105
9.000%, 9-1-38	250	260
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8-15-28	500	508
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2-15-38	150	141
KIPP, Inc., Edu Rev Bonds (La Vernia Higher Edu Fin Corp), Ser 2009A,
6.375%, 8-15-44	500	524
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8-15-38	500	598
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2-15-37	500	502
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A:
6.250%, 8-15-29	350	361
6.500%, 8-15-39	200	207
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A:
5.750%, 11-15-11	910	931
6.000%, 11-15-26	250	251
6.000%, 11-15-36	500	480
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6-1-39	155	173
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11-15-27	250	239
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11-15-29	500	504
8.125%, 11-15-39	250	251
8.250%, 11-15-44	250	251
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	1,100	1,122
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.000%, 6-30-40	2,000	2,018
TX Pub Fin Auth Charter Sch Fin Corp, Ed Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2-15-40	2,000	2,018
		12,802
Utah - 2.02%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.300%, 6-1-28	350	364
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7-15-30	1,015	1,017
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7-15-40	750	741
		2,122
Virginia - 3.93%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7-1-27	1,190	786
5.500%, 7-1-37	700	431
Indl Dev Auth of Lexington, VA, Hosp Fac Rev Bonds (Stonewall Jackson Hosp), Ser 2000:
7.000%, 7-1-25	715	722
7.000%, 7-1-30	905	910
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7-1-38	535	619
Norfolk Redev and Hsng Auth, Multifamily Rental Hsng Fac Rev Bonds (1016 Ltd Partnship - Sussex Apartments Proj), Ser 1996,
8.000%, 9-1-26	495	495
Tob Settlement Fin Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007B-1,
5.000%, 6-1-47	250	161
		4,124
Washington - 1.13%
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005,
5.375%, 12-1-22	500	504
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007,
5.625%, 12-1-25	500	505
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3-1-38	155	174
		1,183
Wisconsin - 0.76%
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6-1-35	120	122
6.125%, 6-1-39	250	253
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John's Communities, Inc.), Ser 2009:
7.250%, 9-15-29	200	209
7.625%, 9-15-39	200	212
		796

TOTAL MUNICIPAL BONDS - 91.28%		$95,689
(Cost: $92,986)

SHORT-TERM SECURITIES
Commercial Paper (B) - 5.38%
Campbell Soup Co.,
0.000%, 7-1-10	3,140	3,140
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.350%, 7-26-10	2,500	2,499
		5,639
Municipal Obligations - Taxable - 1.91%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES - 7.29%		$7,639
(Cost: $7,639)

TOTAL INVESTMENT SECURITIES - 98.57%		$103,328
(Cost: $100,625)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.43%		1,507

NET ASSETS - 100.00%		$104,835

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$––	$ 95,689	$––
Short-Term Securities	––	7,639	––
Total Investments in Securities	$––	$103,328	$––

(A)Zero coupon bond.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Pacific Opportunities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Cayman Islands - 0.43%
Trauson Holdings Company Limited (A)(B)	6,200	$2,866

China - 31.62%
BaWang International (Group) Holding Limited (B)	17,028	12,080
China BlueChemical Ltd., H Shares (B)	10,876	6,027
China CITIC Bank Corporation Limited, H Shares (B)	22,112	13,983
China Coal Energy Company Limited (B)	4,385	5,478
China Dongxiang (Group) Co., Ltd. (B)	9,166	6,109
China Life Insurance Company Limited, H Shares (B)	3,646	15,945
China Merchants Bank Co., Ltd, H Shares (B)(C)	2,938	7,029
China Oilfield Services Limited (B)	8,482	9,871
China Petroleum & Chemical Corporation, H Shares (B)	8,104	6,537
China Resources Power Holdings Company Limited (B)	3,575	8,102
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)(C)	9,629	6,583
China Yurun Food Group Limited (B)(C)	4,026	12,661
Industrial and Commercial Bank of China Limited, H Shares (B)	27,523	20,004
KWG Property Holding Limited (B)	3,696	2,273
NetEase.com, Inc., ADR (A)	182	5,776
PetroChina Company Limited, H Shares (B)	10,412	11,516
Renhe Commercial Holdings Company Limited (B)(C)	33,334	6,898
REXLot Holdings Limited (B)	31,475	2,881
Shanda Games Limited, ADR (A)	800	4,648
Shanda Interactive Entertainment Limited, ADR (A)	61	2,419
SINA Corporation (A)	342	12,049
Tencent Holdings Limited (B)	521	8,635
Yingde Gases Group Company Limited (A)(B)(C)	5,900	5,851
Yingde Gases Group Company Limited (A)(B)	2,536	2,515
Yingli Green Energy Holding Company Limited, ADR (A)	227	2,307
Zhuzhou CSR Times Electric Co., Ltd., H Shares (B)	5,537	11,721
		209,898
Hong Kong - 7.63%
Beijing Enterprises Holdings Limited (B)	2,040	13,243
China Everbright Limited (B)	2,788	6,344
China Longyuan Power Group Corporation Limited, H Shares (A)(B)(C)	3,322	3,050
China Metal Recycling (Holdings) Limited (B)(C)	4,800	4,366
China Metal Recycling (Holdings) Limited (B)	2,000	1,820
Guangdong Investment Limited (B)	20,770	9,778
L'Occitane International S.A. (A)(B)(C)	3,006	6,555
Sinopharm Group Co. Ltd., H Shares (B)(C)	1,517	5,527
		50,683
India - 7.66%
Axis Bank Limited (B)	660	17,502
Indiabulls Real Estate Limited (B)	967	3,238
Jain Irrigation Systems Limited (B)	300	6,874
Lanco Infratech Limited (A)(B)	5,000	7,123
Nagarjuna Construction Company Limited (B)	3,208	12,863
TATA POWER COMPANY LIMITED (THE) (B)	117	3,283
		50,883
Indonesia - 2.66%
PT Bank Mandiri (Persero) Tbk. (B)	14,004	9,176
PT Bank Rakyat Indonesia (B)	8,365	8,493
		17,669
Malaysia - 1.62%
Gamuda Berhad (B)	6,355	6,219
Genting Berhad (B)	2,068	4,523
		10,742
Singapore - 5.73%
Cambridge Industrial Trust (B)(C)	9,500	3,345
Cambridge Industrial Trust (B)	382	134
DBS Group Holdings Ltd (B)	935	9,074
Keppel Corporation Limited (B)	1,490	8,996
K-Green Trust (A)(B)	298	224
SembCorp Industries Ltd (B)	2,203	6,372
United Overseas Bank Limited (B)	712	9,905
		38,050
South Korea - 16.66%
Daelim Industrial Co., Ltd. (B)	173	8,903
Hyundai Motor Company (B)	99	11,531
KB Financial Group Inc. (B)	320	12,265
LG Chem, Ltd. (B)	52	12,926
LG Corp. (B)	116	6,193
LG Display Co., Ltd. (B)	218	7,176
NHN Corporation (A)(B)	42	6,175
POSCO (B)	17	6,263
Samsung C&T Corporation (B)	137	5,769
Samsung Electronics Co., Ltd. (B)	18	11,522
Samsung Life Insurance Co., Ltd. (B)(C)	140	11,858
SK Energy Co., Ltd. (B)	64	5,659
SK Telecom Co., Ltd. (B)	34	4,402
		110,642
Taiwan - 11.05%
Acer Incorporated (B)	5,083	11,796
Asustek Computer Inc. (B)	1,446	10,651
First Commercial Bank Co., Ltd. (B)	11,846	6,525
Fubon Financial Holding Co., Ltd. (B)	14,309	15,895
Hon Hai Precision Ind. Co., Ltd. (A)(B)	2,261	7,926
Taiwan Semiconductor Manufacturing Company Ltd. (B)	4,254	7,951
Yuanta Financial Holdings Co., Ltd. (B)	23,630	12,614
		73,358
Thailand - 1.27%
Banpu Public Company Limited, Registered Shares (B)	452	8,422

United Kingdom - 1.43%
Standard Chartered plc (B)	384	9,493

TOTAL COMMON STOCKS - 87.76%		$582,706
(Cost: $507,713)

INVESTMENT FUNDS - 0.36%
Vietnam
Vietnam Azalea Fund Limited (A)(D)(E)	500	$2,360

(Cost: $3,304)

WARRANTS - 0.04%
Malaysia
Gamuda Berhad, Warrants	794	$258

(Cost: $24)

SHORT-TERM SECURITIES	Principal
Commercial Paper (F) - 6.68%
Corporacion Andina de Fomento,
0.260%, 7-6-10	$ 5,000	5,000
Ecolab Inc.,
0.000%, 7-1-10	23,843	23,843
Wisconsin Electric Power Co.,
0.200%, 7-13-10	15,500	15,499
		44,342
Master Note - 0.77%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (G)	5,131	5,131

TOTAL SHORT-TERM SECURITIES - 7.45%		$49,473
(Cost: $49,473)

TOTAL INVESTMENT SECURITIES - 95.61%		$634,797
(Cost: $560,514)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 4.39%		29,178

NET ASSETS - 100.00%		$663,975

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$42,147	$540,559	$ ––
Investment Funds	––	––	2,360
Warrants	258	––	––
Short-Term Securities	––	49,473	––
Total Investments in Securities	$42,405	$590,032	$2,360

Liabilities
Forward Foreign Currency Contracts	$––	$816	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment Funds
Beginning Balance 4-1-10	$2,355
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	5
Purchases	––
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––
Ending Balance 6-30-10	$2,360
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$5

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	4,490,000	8-10-10	$––	$816

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $73,723 or 11.10% of net assets.

(D)Illiquid restricted security. At June 30, 2010, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	500	$3,304	$2,360

The total value of this security represented approximately 0.36% of net assets at June 30, 2010.

(E)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at June 30, 2010.

(F)Rate shown is the yield to maturity at June 30, 2010.

(G)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date the variable rate resets.

Securities with an aggregate market value of $534,005, representing 80.43% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified Real Estate Activities - 1.07%
DuPont Fabros Technology, Inc.	136	$3,340

Diversified REITs - 6.91%
Liberty Property Trust	137	3,952
Retail Opportunity Investments Corp.	126	1,218
Vornado Realty Trust	162	11,848
Washington Real Estate Investment Trust	162	4,456
		21,474
Health Care Facilities - 0.63%
Brookdale Senior Living, Inc. (A)	130	1,947

Hotels, Resorts & Cruise Lines - 0.89%
Marriott International, Inc., Class A	57	1,698
Starwood Hotels & Resorts Worldwide, Inc.	26	1,069
		2,767
Industrial REITs - 6.34%
AMB Property Corporation	218	5,166
EastGroup Properties, Inc.	136	4,850
First Potomac Realty Trust	276	3,966
ProLogis	566	5,730
		19,712
Office REITs - 20.29%
Alexandria Real Estate Equities, Inc.	61	3,866
BioMed Realty Trust, Inc.	362	5,818
Boston Properties, Inc.	189	13,483
Brandywine Realty Trust	426	4,575
Corporate Office Properties Trust	146	5,505
Digital Realty Trust, Inc.	185	10,665
Douglas Emmett, Inc.	332	4,718
Highwoods Properties, Inc.	92	2,546
Kilroy Realty Corporation	131	3,886
Mack-Cali Realty Corporation	109	3,226
SL Green Realty Corp.	87	4,799
		63,087
Real Estate Management & Development - 2.34%
Brookfield Properties Corporation	440	6,172
CB Richard Ellis Group, Inc., Class A (A)	82	1,119
		7,291
Real Estate Operating Companies - 1.86%
Forest City Enterprises, Inc., Class A (A)	321	3,634
Hudson Pacific Properties, Inc. (A)	125	2,153
		5,787
Residential REITs - 13.86%
American Campus Communities, Inc.	80	2,194
Associated Estates Realty Corporation	138	1,790
AvalonBay Communities, Inc.	62	5,762
Camden Property Trust	70	2,843
Education Realty Trust, Inc.	137	828
Equity Lifestyle Properties, Inc.	37	1,775
Equity Residential	323	13,466
Essex Property Trust, Inc.	30	2,973
Home Properties, Inc.	103	4,660
Mid-America Apartment Communities, Inc.	46	2,383
UDR, Inc.	232	4,434
		43,108
Retail REITs - 19.48%
Acadia Realty Trust	211	3,547
Agree Realty Corporation	42	986
CBL & Associates Properties, Inc.	224	2,788
Developers Diversified Realty Corporation	227	2,250
Federal Realty Investment Trust	48	3,380
Kimco Realty Corporation	252	3,382
Macerich Company (The)	224	8,358
National Retail Properties, Inc.	103	2,208
Regency Centers Corporation	74	2,542
Simon Property Group, Inc.	358	28,916
Tanger Factory Outlet Centers, Inc.	34	1,390
Taubman Centers, Inc.	22	839
		60,586
Specialized REITs - 21.91%
Chatham Lodging Trust (A)	113	2,023
DiamondRock Hospitality Company	380	3,123
Entertainment Properties Trust	54	2,044
Extra Space Storage Inc.	134	1,856
FelCor Lodging Trust Incorporated (A)	139	696
HCP, Inc.	445	14,357
Health Care REIT, Inc.	134	5,653
Hersha Hospitality Trust	268	1,210
Host Hotels & Resorts, Inc.	805	10,857
LaSalle Hotel Properties	171	3,522
Nationwide Health Properties, Inc.	128	4,589
Pebblebrook Hotel Trust (A)	16	305
Public Storage, Inc.	138	12,087
Ventas, Inc.	124	5,822
		68,144
Wireless Telecommunication Service - 0.52%
Crown Castle International Corp. (A)	43	1,606

TOTAL COMMON STOCKS - 96.10%		$298,849
(Cost: $251,914)

PREFERRED STOCKS - 0.51%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative (A)	66	$1,580

(Cost: $1,524)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 2.52%
Hewlett-Packard Company,
0.210%, 7-9-10	$ 1,763	1,763
United Parcel Service, Inc.,
0.000%, 7-1-10	6,102	6,102
		7,865
Master Note - 1.44%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	4,465	4,465

TOTAL SHORT-TERM SECURITIES - 3.96%		$12,330
(Cost: $12,330)

TOTAL INVESTMENT SECURITIES - 100.57%		$312,759
(Cost: $265,768)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.57%)		(1,767)

NET ASSETS - 100.00%		$310,992

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$298,849	$ ––	$––
Preferred Stocks	1,580	––	––
Short-Term Securities	––	12,330	––
Total Investments in Securities	$300,429	$12,330	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products - 4.63%
Archer Daniels Midland Company	804	$20,746
Bunge Limited	566	27,837
		48,583
Application Software - 10.56%
ACI Worldwide, Inc. (A)	1,663	32,381
Aspen Technology, Inc. (A)	4,294	46,764
Lawson Software, Inc. (A)	4,340	31,682
		110,827
Biotechnology - 9.11%
Amgen Inc. (A)	533	28,041
Genzyme Corporation (A)	616	31,265
Isis Pharmaceuticals, Inc. (A)	483	4,619
Vertex Pharmaceuticals Incorporated (A)	965	31,743
		95,668
Communications Equipment - 1.97%
Alcatel, ADR	2,874	7,301
Research In Motion Limited (A)	271	13,357
		20,658
Computer Hardware - 6.56%
Apple Inc. (A)	224	56,242
High Tech Computer Corp. (B)	950	12,611
		68,853
Data Processing & Outsourced Services - 10.11%
Alliance Data Systems Corporation (A)	911	54,198
Euronet Worldwide, Inc. (A)	1,311	16,768
Tivit Terceirizacao de Technologia e Servicos (B)(C)	931	9,336
Tivit Terceirizacao de Technologia e Servicos (B)	481	4,818
VeriFone Holdings, Inc. (A)	790	14,958
WNS (Holdings) Limited, ADR (A)	516	6,063
		106,141
Diversified Chemicals - 1.30%
FMC Corporation	238	13,640

Diversified Support Services - 1.16%
EnerNOC, Inc. (A)	387	12,170

Electrical Components & Equipment - 3.50%
First Solar, Inc. (A)	251	28,606
POWER-ONE, INC. (A)	1,192	8,045
		36,651
Electronic Equipment & Instruments - 2.74%
IPG Photonics Corporation (A)	117	1,783
Itron, Inc. (A)	436	26,960
		28,743
Health Care Distributors - 0.12%
Animal Health International, Inc. (A)	501	1,243

Health Care Facilities - 1.62%
HealthSouth Corporation (A)	907	16,965

Health Care Services - 0.60%
Fleury S.A. (A)(B)(C)	422	4,651
Fleury S.A. (A)(B)	147	1,625
		6,276
Health Care Technology - 0.26%
Cerner Corporation (A)	36	2,724

Home Entertainment Software - 2.88%
Activision Blizzard, Inc.	475	4,985
Nintendo Co., Ltd. (B)	86	25,192
		30,177
Industrial Machinery - 3.25%
ESCO Technologies Inc.	927	23,860
Pentair, Inc.	320	10,294
		34,154
Integrated Telecommunication Services - 0.77%
CenturyTel, Inc.	242	8,048

Internet Software & Services - 2.19%
Google Inc., Class A (A)	11	4,983
SAVVIS, Inc. (A)	1,218	17,962
		22,945
IT Consulting & Other Services - 2.36%
Telvent GIT, S.A. (A)	1,484	24,788

Life & Health Insurance - 0.91%
Amil Participacoes S.A. (B)	1,173	9,524

Pharmaceuticals - 0.84%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	8,821

Research & Consulting Services - 0.19%
Mistras Group, Inc. (A)	189	2,029

Semiconductor Equipment - 2.12%
MEMC Electronic Materials, Inc. (A)	937	9,256
Photronics, Inc. (A)	1,713	7,741
Rubicon Technology, Inc. (A)	175	5,213
		22,210
Semiconductors - 16.48%
Canadian Solar Inc. (A)	186	1,819
Cree, Inc. (A)	876	52,592
Inotera Memories, Inc. (B)	21,238	11,769
Intel Corporation	263	5,121
Micron Technology, Inc. (A)	3,677	31,219
PMC-Sierra, Inc. (A)	2,479	18,641
Samsung Electronics Co., Ltd. (B)	31	19,381
Texas Instruments Incorporated	1,396	32,487
		173,029
Systems Software - 4.39%
Microsoft Corporation	2,003	46,094

Wireless Telecommunication Service - 2.27%
Sprint Nextel Corporation (A)	5,627	23,858

TOTAL COMMON STOCKS - 92.89%		$974,819
(Cost: $955,261)

PREFERRED STOCKS - 0.60%
Agricultural Products
Archer Daniels Midland Company (A)	175	$6,337

(Cost: $5,854)

CORPORATE DEBT SECURITIES - 0.85%	Principal
IT Consulting & Other Services
Telvent GIT, S.A., Convertible,
5.500%, 4-15-15 (C)	$10,000	$8,900

(Cost: $10,000)

SHORT-TERM SECURITIES
Commercial Paper (D) - 3.34%
American Honda Finance Corp.,
0.220%, 7-7-10	5,000	5,000
Bemis Company, Inc.,
0.340%, 7-7-10	10,000	9,998
Clorox Co.,
0.360%, 7-16-10	7,000	6,999
General Mills, Inc.,
0.320%, 7-9-10	5,000	5,000
Hewlett-Packard Company,
0.210%, 7-9-10	5,030	5,030
ITT Corporation,
0.000%, 7-1-10	3,000	3,000
		35,027
Master Note - 0.15%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (E)	1,616	1,616

Municipal Obligations - Taxable - 1.69%
City of Cape Coral, FL (Bank of America, N.A.),
0.330%, 7-6-10	2,700	2,700
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS General Oblig Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.),
0.270%, 7-1-10 (E)	15,000	15,000
		17,700

TOTAL SHORT-TERM SECURITIES - 5.18%		$54,343
(Cost: $54,343)

TOTAL INVESTMENT SECURITIES - 99.52%		$1,044,399
(Cost: $1,025,458)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.48%		5,066

NET ASSETS - 100.00%		$1,049,465

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$905,866	$ 68,953	$––
Preferred Stocks	6,337	––	––
Corporate Debt Securities	––	8,900	––
Short-Term Securities	––	54,343	––
Total Investments in Securities	$912,203	$132,196	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $22,887 or 2.18% of net assets.

(D)Rate shown is the yield to maturity at June 30, 2010.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

Securities with an aggregate market value of $68,953, representing 6.57% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.95%
Ladish Co., Inc. (A)	375	$8,515

Apparel Retail - 3.04%
Zumiez Inc. (A)	822	13,238

Apparel, Accessories & Luxury Goods - 3.87%
True Religion Apparel, Inc. (A)	173	3,827
Under Armour, Inc., Class A (A)	394	13,065
		16,892
Application Software - 11.12%
ACI Worldwide, Inc. (A)	526	10,240
FactSet Research Systems, Inc.	142	9,501
SolarWinds, Inc. (A)	198	3,176
Solera Holdings, Inc.	305	11,027
Sonic Solutions (A)	661	5,515
SuccessFactors, Inc. (A)	216	4,480
Ultimate Software Group, Inc. (The) (A)	139	4,554
		48,493
Auto Parts & Equipment - 4.56%
Gentex Corporation	520	9,357
LKQ Corporation (A)	546	10,530
		19,887
Automotive Retail - 2.91%
O'Reilly Automotive, Inc. (A)	267	12,675

Casinos & Gaming - 0.86%
Bally Technologies, Inc. (A)	116	3,768

Computer Hardware - 3.97%
Stratasys, Inc. (A)	706	17,331

Construction & Farm Machinery & Heavy Trucks - 2.54%
Westinghouse Air Brake Technologies Corporation	277	11,065

Consumer Finance - 0.18%
First Cash Financial Services, Inc. (A)	36	774

Education Services - 8.68%
Capella Education Company (A)	228	18,568
K12 Inc. (A)	468	10,374
Strayer Education, Inc.	43	8,918
		37,860
Electrical Components & Equipment - 0.72%
General Cable Corporation (A)	118	3,155

Electronic Components - 2.19%
DTS, Inc. (A)	291	9,559

Electronic Equipment & Instruments - 1.24%
OSI Systems, Inc. (A)	195	5,415

Environmental & Facilities Services - 1.54%
Waste Connections, Inc. (A)	193	6,723

Health Care Equipment - 9.25%
Hologic, Inc. (A)	287	3,995
NuVasive, Inc. (A)	402	14,269
ResMed Inc. (A)	164	9,985
Volcano Corporation (A)	554	12,093
		40,342
Health Care Services - 0.79%
Healthways, Inc. (A)	291	3,463

Health Care Supplies - 0.63%
Merit Medical Systems, Inc. (A)	170	2,735

Home Entertainment Software - 0.76%
Rosetta Stone Inc. (A)	144	3,299

Industrial Machinery - 2.84%
Graco Inc.	439	12,367

Internet Software & Services - 1.46%
CyberSource Corporation (A)	249	6,360

Investment Banking & Brokerage - 2.33%
Greenhill & Co., Inc.	166	10,154

Life Sciences Tools & Services - 2.03%
Illumina, Inc. (A)	203	8,854

Oil & Gas Equipment & Services - 4.00%
CARBO Ceramics Inc.	62	4,483
Core Laboratories N.V.	64	9,477
Dril-Quip, Inc. (A)	79	3,486
		17,446
Personal Products - 1.71%
Alberto-Culver Company	275	7,442

Regional Banks - 2.34%
Columbia Banking System, Inc.	246	4,497
SVB Financial Group (A)	139	5,727
		10,224
Research & Consulting Services - 0.85%
CoStar Group, Inc. (A)	96	3,721

Semiconductor Equipment - 0.90%
Teradyne, Inc. (A)	402	3,922

Semiconductors - 3.85%
Cavium Networks, Inc. (A)	148	3,866
Intersil Corporation, Class A Shares	410	4,970
Semtech Corporation (A)	486	7,960
		16,796
Specialized Finance - 4.31%
Portfolio Recovery Associates, Inc. (A)	281	18,784

Systems Software - 4.27%
MICROS Systems, Inc. (A)	584	18,615

Trucking - 4.59%
Knight Transportation, Inc.	535	10,829
Landstar System, Inc.	235	9,144
		19,973

TOTAL COMMON STOCKS - 96.28%		$419,847
(Cost: $376,532)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 3.10%
Corporacion Andina de Fomento,
0.160%, 7-2-10	$ 9,000	9,000
Illinois Tool Works Inc.,
0.000%, 7-1-10	4,486	4,486
		13,486
Master Note - 0.96%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	4,202	4,202

TOTAL SHORT-TERM SECURITIES - 4.06%		$17,688
(Cost: $17,688)

TOTAL INVESTMENT SECURITIES - 100.34%		$437,535
(Cost: $394,220)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.34%)		(1,480)

NET ASSETS - 100.00%		$436,055

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$419,847	$ ––	$––
Short-Term Securities	––	17,688	––
Total Investments in Securities	$419,847	$17,688	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.44%
MDC Partners Inc., Class A	301	$3,217

Aerospace & Defense - 3.52%
AAR CORP. (A)	218	3,643
Triumph Group, Inc.	63	4,217
		7,860
Apparel, Accessories & Luxury Goods - 0.91%
Jones Apparel Group, Inc.	128	2,032

Application Software - 2.85%
Quest Software, Inc. (A)	156	2,809
TIBCO Software Inc. (A)	295	3,561
		6,370
Auto Parts & Equipment - 3.52%
Modine Manufacturing Company (A)	236	1,814
Superior Industries International, Inc.	206	2,770
Tenneco Automotive Inc. (A)	155	3,264
		7,848
Broadcasting - 4.14%
Belo Corp., Class A (A)	360	2,046
E. W. Scripps Company (The) (A)	439	3,271
Entercom Communications Corp. (A)	223	1,966
Liberty Media Corporation, Liberty Capital Series A (A)	47	1,949
		9,232
Casinos & Gaming - 1.09%
Bally Technologies, Inc. (A)	75	2,429

Communications Equipment - 0.54%
Tellabs, Inc.	188	1,201

Consumer Finance - 0.99%
First Cash Financial Services, Inc. (A)	101	2,201

Diversified Chemicals - 1.34%
Ashland Inc.	64	2,989

Diversified Metals & Mining - 0.82%
Quadra Mining Ltd. (A)(B)	200	1,838

Electric Utilities - 1.92%
NV Energy, Inc.	362	4,278

Electronic Manufacturing Services - 2.75%
Celestica Inc. (A)	382	3,081
Sanmina-SCI Corporation (A)	225	3,055
		6,136
Gas Utilities - 2.10%
Southwest Gas Corporation	159	4,689

Health Care Facilities - 1.64%
AmSurg Corp. (A)	126	2,245
LifePoint Hospitals, Inc. (A)	45	1,416
		3,661
Homebuilding - 1.62%
M.D.C. Holdings, Inc.	80	2,153
M/I Homes, Inc. (A)	151	1,452
		3,605
Hotels, Resorts & Cruise Lines - 1.98%
Gaylord Entertainment Company (A)	200	4,416

Human Resource & Employment Services - 2.88%
Kforce Inc. (A)	259	3,303
TrueBlue, Inc. (A)	279	3,126
		6,429
Hypermarkets & Super Centers - 1.58%
BJ's Wholesale Club, Inc. (A)	95	3,505

Industrial Machinery - 2.97%
IDEX Corporation	109	3,114
Timken Company (The)	135	3,509
		6,623
Investment Banking & Brokerage - 1.67%
Piper Jaffray Companies (A)	62	2,005
Stifel Financial Corp. (A)	40	1,714
		3,719
IT Consulting & Other Services - 1.62%
iGate Corporation	281	3,604

Life Sciences Tools & Services - 3.06%
ICON plc, ADR (A)	155	4,478
PAREXEL International Corporation (A)	108	2,346
		6,824
Managed Health Care - 0.88%
Coventry Health Care, Inc. (A)	111	1,968

Metal & Glass Containers - 1.69%
Silgan Holdings Inc.	133	3,780

Movies & Entertainment - 1.45%
Regal Entertainment Group	248	3,229

Office REITs - 1.47%
Alexandria Real Estate Equities, Inc.	52	3,289

Oil & Gas Equipment & Services - 0.99%
Superior Energy Services, Inc. (A)	118	2,205

Oil & Gas Storage & Transportation - 1.43%
Blueknight Energy Partners, L.P. (A)	110	904
MarkWest Energy Partners, L.P.	36	1,165
Regency Energy Partners LP	47	1,131
		3,200
Personal Products - 1.22%
Inter Parfums, Inc.	192	2,732

Publishing - 0.96%
Washington Post Company, Class B (The)	5	2,134

Regional Banks - 14.99%
Bank of Marin Bancorp	78	2,487
Columbia Banking System, Inc.	143	2,611
East West Bancorp, Inc.	252	3,849
First Horizon National Corporation (A)	299	3,423
Home BancShares, Inc.	146	3,335
IBERIABANK Corporation	88	4,520
Nara Bancorp, Inc. (A)	300	2,528
Pacific Continental Corporation	104	984
PrivateBancorp, Inc.	88	974
Synovus Financial Corp.	788	2,001
Texas Capital Bancshares, Inc. (A)	157	2,575
Wintrust Financial Corporation	124	4,127
		33,414
Reinsurance - 2.73%
Reinsurance Group of America, Incorporated	43	1,952
RenaissanceRe Holdings Ltd.	74	4,136
		6,088
Residential REITs - 2.57%
American Campus Communities, Inc.	151	4,126
Apartment Investment and Management Company, Class A	83	1,614
		5,740
Retail REITs - 2.20%
CBL & Associates Properties, Inc.	395	4,909

Semiconductor Equipment - 0.36%
Verigy Ltd. (A)	91	794

Semiconductors - 1.33%
Atmel Corporation (A)	618	2,968

Specialized REITs - 1.04%
Strategic Hotels & Resorts, Inc. (A)	528	2,316

Specialty Chemicals - 2.13%
RPM International Inc.	88	1,563
Sensient Technologies Corporation	122	3,162
		4,725
Technology Distributors - 3.89%
Arrow Electronics, Inc. (A)	89	1,998
Avnet, Inc. (A)	122	2,945
Insight Enterprises, Inc. (A)	124	1,631
Tech Data Corporation (A)	59	2,116
		8,690
Trucking - 3.24%
Marten Transport, Ltd. (A)	146	3,034
Werner Enterprises, Inc. (C)	191	4,187
		7,221

TOTAL COMMON STOCKS - 91.52%		$204,108
(Cost: $192,209)

INVESTMENT FUNDS - 5.90%
Asset Management & Custody Banks
Ares Capital Corporation	265	3,315
Hercules Technology Growth Capital, Inc.	343	3,161
MCG Capital Corporation	374	1,807
THL Credit, Inc. (A)	425	4,882
		$13,165
(Cost: $13,379)

SHORT-TERM SECURITIES	Principal
Master Note - 0.95%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (D)	$ 2,118	2,118

Municipal Obligations - Taxable - 1.79%
City of Cape Coral, FL (Bank of America, N.A.),
0.330%, 7-6-10	4,000	4,000

TOTAL SHORT-TERM SECURITIES - 2.74%		$6,118
(Cost: $6,118)

TOTAL INVESTMENT SECURITIES - 100.16%		$223,391
(Cost: $211,706)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.16%)		(361)

NET ASSETS - 100.00%		$223,030

Notes to Schedule of Investments
Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$204,108	$––	$––
Investment Funds	13,165	––	––
Short-Term Securities	––	6,118	––
Total Investments in Securities	$217,273	$6,118	$––

Liabilities
Written Options	$158	$10	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities serve as cover or collateral for the following written options outstanding at June 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
First Cash Financial Services, Inc.	Goldman, Sachs & Company	1	July 2010	$22.50	$34	$(30)
Modine Manufacturing Company	Goldman, Sachs & Company	1	August 2010	10.00	21	(14)

					$55	$(44)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
AAR CORP.	Goldman, Sachs & Company	––*	August 2010	$17.50	$37	$(67)
Pacific Continental Corporation	Credit Suisse	––*	July 2010	10.00	6	(10)
PrivateBancorp, Inc.	Morgan Stanley Smith Barney LLC	––*	September 2010	15.00	23	(47)

					$66	$(124)

*Not shown due to rounding.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Tax-Managed Equity Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares		Value
Aerospace & Defense - 1.72%
Precision Castparts Corp.	1		$95

Air Freight & Logistics - 1.27%
FedEx Corporation	1		70

Asset Management & Custody Banks - 0.36%
T. Rowe Price Group, Inc.	––	*	20

Automotive Retail - 0.98%
AutoZone, Inc. (A)	––	*	54

Biotechnology - 1.65%
Gilead Sciences, Inc. (A)	3		91

Casinos & Gaming - 2.30%
Wynn Resorts, Limited	2		127

Communications Equipment - 4.33%
Cisco Systems, Inc. (A)	7		156
QUALCOMM Incorporated	3		83
			239
Computer Hardware - 8.04%
Apple Inc. (A)	1		281
Hewlett-Packard Company	4		163
			444
Computer Storage & Peripherals - 3.57%
NetApp, Inc. (A)	5		197

Construction & Farm Machinery & Heavy Trucks - 3.02%
Caterpillar Inc.	1		83
Deere & Company	2		84
			167
Data Processing & Outsourced Services - 0.91%
Visa Inc., Class A	1		50

Department Stores - 2.08%
Kohl's Corporation (A)	2		115

Diversified Banks - 1.41%
Wells Fargo & Company	3		78

Electrical Components & Equipment - 1.29%
Emerson Electric Co.	2		71

General Merchandise Stores - 1.32%
Target Corporation	1		73

Health Care Equipment - 2.16%
Intuitive Surgical, Inc. (A)	––	*	82
Stryker Corporation	1		37
			119
Home Improvement Retail - 3.32%
Home Depot, Inc. (The)	4		109
Lowe's Companies, Inc.	4		74
			183
Hotels, Resorts & Cruise Lines - 3.83%
Carnival Corporation	3		89
Starwood Hotels & Resorts Worldwide, Inc.	3		122
			211
Household Products - 3.05%
Colgate-Palmolive Company	2		169

Hypermarkets & Super Centers - 1.27%
Costco Wholesale Corporation	1		70

Industrial Gases - 0.33%
Praxair, Inc.	––	*	18

Internet Retail - 2.37%
Amazon.com, Inc. (A)	1		131

Internet Software & Services - 2.10%
Google Inc., Class A (A)	––	*	116

Investment Banking & Brokerage - 2.27%
Charles Schwab Corporation (The)	2		33
Goldman Sachs Group, Inc. (The)	1		92
			125
IT Consulting & Other Services - 1.65%
Cognizant Technology Solutions Corporation, Class A (A)	2		91

Life Sciences Tools & Services - 2.32%
Thermo Fisher Scientific Inc. (A)	3		128

Oil & Gas Equipment & Services - 5.42%
Halliburton Company	4		97
Schlumberger Limited	3		142
Smith International, Inc.	2		60
			299
Other Diversified Financial Services - 1.47%
JPMorgan Chase & Co.	2		81

Personal Products - 1.00%
Estee Lauder Companies Inc. (The), Class A	1		55

Pharmaceuticals - 7.04%
Abbott Laboratories	2		91
Allergan, Inc.	2		139
Ironwood Pharmaceuticals, Inc., Class A (A)	2		24
Teva Pharmaceutical Industries Limited, ADR	3		135
			389
Restaurants - 2.10%
Starbucks Corporation	4		88
YUM! Brands, Inc.	1		28
			116
Semiconductors - 6.43%
Altera Corporation	1		27
Broadcom Corporation, Class A	5		181
Microchip Technology Incorporated	5		147
			355
Soft Drinks - 2.43%
Coca-Cola Company (The)	2		90
PepsiCo, Inc.	1		44
			134
Specialized Finance - 1.16%
IntercontinentalExchange, Inc. (A)	1		64

Specialty Chemicals - 1.19%
Ecolab Inc.	1		66

Systems Software - 2.57%
Microsoft Corporation	6		142

TOTAL COMMON STOCKS - 89.73%			$4,953
(Cost: $4,924)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 4.53%
Clorox Co.,
0.260%, 7-6-10	$ 250		250

Master Note - 8.73%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	482		482

TOTAL SHORT-TERM SECURITIES - 13.26%			$732
(Cost: $732)

TOTAL INVESTMENT SECURITIES - 102.99%			$5,685
(Cost: $5,656)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.99%)			(165)

NET ASSETS - 100.00%			$5,520

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,953	$ ––	$––
Short-Term Securities	––	732	––
Total Investments in Securities	$4,953	$732	$––

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.83%
Omnicom Group Inc.	32	$1,101

Aerospace & Defense - 1.82%
Honeywell International Inc.	28	1,097

Apparel, Accessories & Luxury Goods - 1.53%
V.F. Corporation (A)	13	918

Biotechnology - 0.44%
Amgen Inc. (B)	5	263

Brewers - 0.96%
Molson Coors Brewing Company, Class B	14	576

Computer Hardware - 5.87%
Hewlett-Packard Company	56	2,423
International Business Machines Corporation (A)	9	1,111
		3,534
Consumer Finance - 2.31%
Capital One Financial Corporation	35	1,390

Department Stores - 1.86%
Macy's Inc.	62	1,117

Diversified Banks - 4.20%
Wells Fargo & Company	99	2,527

Diversified Chemicals - 2.82%
Dow Chemical Company (The)	54	1,276
Solutia Inc. (B)	32	421
		1,697
Drug Retail - 1.68%
CVS Corporation	35	1,012

Electric Utilities - 1.01%
PPL Corporation	24	609

Health Care Distributors - 4.38%
McKesson Corporation	39	2,639

Home Improvement Retail - 2.11%
Lowe's Companies, Inc.	62	1,272

Hotels, Resorts & Cruise Lines - 4.68%
Carnival Corporation	55	1,669
Marriott International, Inc., Class A	38	1,144
		2,813
Industrial Conglomerates - 2.01%
General Electric Company	84	1,207

Industrial Machinery - 0.91%
Ingersoll-Rand plc	16	545

Integrated Oil & Gas - 12.04%
Chevron Corporation	22	1,506
ConocoPhillips	29	1,424
Marathon Oil Corporation	50	1,551
Occidental Petroleum Corporation	32	2,501
Targa Resources Partners LP	10	264
		7,246
Investment Banking & Brokerage - 2.20%
Morgan Stanley	57	1,321

IT Consulting & Other Services - 1.01%
Accenture plc, Class A	16	607

Managed Health Care - 3.22%
UnitedHealth Group Incorporated	68	1,937

Office Electronics - 2.75%
Xerox Corporation	205	1,652

Oil & Gas Equipment & Services - 1.62%
National Oilwell Varco, Inc.	29	972

Oil & Gas Storage & Transportation - 7.08%
Energy Transfer Equity, L.P.	31	1,050
Enterprise Products Partners L.P.	34	1,195
MarkWest Energy Partners, L.P.	33	1,086
Regency Energy Partners LP	38	928
		4,259
Other Diversified Financial Services - 5.20%
Bank of America Corporation	217	3,124

Property & Casualty Insurance - 7.81%
ACE Limited	38	1,972
Travelers Companies, Inc. (The)	55	2,720
		4,692
Railroads - 3.52%
Union Pacific Corporation	31	2,120

Regional Banks - 2.33%
Regions Financial Corporation	89	583
SunTrust Banks, Inc.	35	820
		1,403
Reinsurance - 2.14%
RenaissanceRe Holdings Ltd.	23	1,289

Specialty Stores - 0.82%
Office Depot, Inc. (B)	122	494

Systems Software - 1.98%
Symantec Corporation (B)	86	1,190

Tobacco - 2.47%
Altria Group, Inc.	45	891
Philip Morris International Inc.	13	596
		1,487

TOTAL COMMON STOCKS - 96.61%		$58,110
(Cost: $55,111)

WARRANTS
Diversified Banks - 0.47%
Wells Fargo & Company, Warrants	37	282

Other Diversified Financial Services - 0.46%
Bank of America Corporation, Warrants	36	275

TOTAL WARRANTS - 0.93%		$557
(Cost: $611)
CALL OPTIONS - 0.05%	Number of Contracts
Activision Blizzard, Inc.,
Jan $12.50, Expires 1-24-11	1	$31

(Cost: $55)

SHORT-TERM SECURITIES - 2.56%	Principal
Master Note
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	$ 1,541	$1,541

(Cost: $1,541)

TOTAL INVESTMENT SECURITIES - 100.15%		$60,239
(Cost: $57,318)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.15%)		(89)

NET ASSETS - 100.00%		$60,150

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$58,110	$––	$––
Warrants	557	––	––
Call Options	––	31	––
Short-Term Securities	––	1,541	––
Total Investments in Securities	$58,667	$1,572	––

Liabilities
Written Options	$34	$91	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options
Beginning Balance 4-1-10	$(34)
Net realized gain (loss)	14
Net unrealized appreciation (depreciation)	3
Purchases	(76)
Sales	2
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	91
Ending Balance 6-30-10	$––
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––

(A)Securities serve as cover or collateral for the following written options outstanding at June 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
International Business Machines Corporation	Goldman, Sachs & Company	––*	October 2010	$140.00	$5	$(3)
V.F. Corporation	Goldman, Sachs & Company	––*	August 2010	85.00	17	(2)

					$22	$(5)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Activision Blizzard, Inc.	Morgan Stanley Smith Barney LLC	1	January 2011	$11.00	$76	$(91)
Amgen Inc.	Morgan Stanley Smith Barney LLC	––*	July 2010	52.50	3	(6)
	Morgan Stanley Smith Barney LLC	––*	July 2010	57.50	7	(23)
Philip Morris International Inc.	Goldman, Sachs & Company	––*	July 2010	40.00	2	––*

					$88	$(120)

*Not shown due to rounding.

(B)No dividends were paid during the preceding 12 months.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 25, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 25, 2010